    As filed with the Securities and Exchange Commission on April 27, 2009

                                                             File No. 333-48140
                                                                      811-08914
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.                        [_]


                      Post-Effective Amendment No. 14                      [X]


                                    and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                             Amendment No. 149                             [X]

                       (Check appropriate box or boxes.)

                               -----------------

                       PHL Variable Accumulation Account
                          (Exact Name of Registrant)

                        PHL Variable Insurance Company
                              (Name of Depositor)

                               -----------------

              One American Row, Hartford, Connecticut 06102-5056
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 447-4312
              (Depositor's Telephone Number, Including Area Code)

                               -----------------

                             John R. Flores, Esq.
                        PHL Variable Insurance Company
                               One American Row
                       Hartford, Connecticut 06102-5056
                    (Name and Address of Agent for Service)

                               -----------------

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               -----------------

Title of Securities Being Registered: Immediate Variable Annuity Contracts

================================================================================

                                    PART A

                           Phoenix Income Choice(R)
                       PHL Variable Accumulation Account
                   Issued by: PHL Variable Insurance Company


 PROSPECTUS                                                       May 1, 2009

  This prospectus describes a single premium immediate fixed and variable annuity contract offered to groups and individuals. The contract offers a variety of variable investment options and one fixed investment option. You may allocate the premium to one or more of the investment options of the PHL Variable Accumulation Account ("Separate Account") and the Fixed Income Allocation ("FIA"). The following variable investment options are available:


 AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
 I Shares                               .  Phoenix Capital Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
 .  AIM V.I. Core Equity Fund /1/       .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Money Market Series
    /1/                                 .  Phoenix Multi-Sector Fixed Income
 The Alger American Fund - Class O         Series
 Shares                                 .  Phoenix Multi-Sector Short Term
 .  Alger American Capital                 Bond Series
    Appreciation Portfolio /1/          .  Phoenix Strategic Allocation Series
 AllianceBernstein Variable Products    .  Phoenix-Aberdeen International
 Series Fund, Inc. - Class B               Series
 .  AllianceBernstein Balanced Wealth   .  Phoenix Small-Cap Growth Series
    Strategy Portfolio                  .  Phoenix-Duff & Phelps Real Estate
 .  AllianceBernstein Wealth               Securities Series
    Appreciation Strategy Portfolio     .  Phoenix Dynamic Asset Allocation
 DWS Investments VIT Funds - Class A       Series: Aggressive Growth
 .  DWS Equity 500 Index VIP            .  Phoenix Dynamic Asset Allocation
 .  DWS Small Cap Index VIP                Series: Growth
 Federated Insurance Series             .  Phoenix Dynamic Asset Allocation
 .  Federated Fund for U.S. Government     Series: Moderate
    Securities II                       .  Phoenix Dynamic Asset Allocation
 .  Federated High Income Bond Fund II     Series: Moderate Growth
    - Primary Shares                    .  Phoenix Mid-Cap Value Series /4/
 Fidelity(R) Variable Insurance         .  Phoenix Small-Cap Value Series /5/
 Products - Service Class               .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Contrafund(R)          .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series
 .  Fidelity VIP Growth Opportunities   PIMCO Variable Insurance Trust -
    Portfolio                           Advisor Class
 .  Fidelity VIP Growth Portfolio       .  PIMCO CommodityRealReturn/TM/
 .  Fidelity VIP Investment Grade Bond     Strategy Portfolio
    Portfolio                           .  PIMCO Real Return Portfolio
 Franklin Templeton Variable Insurance  .  PIMCO Total Return Portfolio
 Products Trust - Class 2               The Rydex Variable Trust
 .  Franklin Flex Cap Growth            .  Rydex Variable Trust Inverse
    Securities Fund                        Government Long Bond Strategy Fund
 .  Franklin Income Securities Fund        /1/
 .  Mutual Shares Securities Fund       .  Rydex Variable Trust Nova Fund /1/
 .  Templeton Developing Markets        .  Rydex Variable Trust All-Cap
    Securities Fund                        Opportunity Fund /1/
 .  Templeton Foreign Securities Fund   Sentinel Variable Products Trust
 .  Templeton Global Asset Allocation   .  Sentinel VPT Balanced Fund
    Fund /2/                            .  Sentinel VPT Bond Fund
 .  Templeton Growth Securities Fund    .  Sentinel VPT Common Stock Fund
 Lazard Retirement Series - Service     .  Sentinel VPT Mid Cap Growth Fund
 Shares                                 .  Sentinel VPT Small Company Fund
 .  Lazard Retirement U.S. Small Cap    Summit Mutual Funds, Inc. - Summit
    Equity Portfolio /1, 3/             Pinnacle Series
 Lord Abbett Series Fund, Inc. - Class  .  Summit S&P MidCap 400 Index
 VC                                        Portfolio
 .  Lord Abbett Bond-Debenture          The Universal Institutional Funds,
    Portfolio                           Inc. - Class II Shares
 .  Lord Abbett Growth and Income       .  Van Kampen UIF Equity and Income
    Portfolio                              Portfolio
 .  Lord Abbett Mid-Cap Value Portfolio Wanger Advisors Trust
 Neuberger Berman Advisers Management   .  Wanger International Select
 Trust - Class S                        .  Wanger International
 .  Neuberger Berman AMT Small Cap      .  Wanger Select
    Growth Portfolio                    .  Wanger USA
 .  Neuberger Berman AMT Guardian
    Portfolio
 Oppenheimer Variable Account Funds -
 Service Shares
 .  Oppenheimer Capital Appreciation
    Fund/VA
 .  Oppenheimer Global Securities
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on October 29, 2001. /3 /Effective June 1, 2009, to be known as Lazard Retirement
   U.S. Small-Mid Cap Equity Portfolio. /4/Formerly known as Phoenix-Sanford Bernstein Mid-Cap Value Series. /4/Formerly known as Phoenix-Sanford Bernstein
                            Small-Cap Value Series.

                  See Appendix A for additional information.

  The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
  Purchasing a variable annuity within a qualified plan does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.

  This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2009, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

     [GRAPHIC]                                [GRAPHIC]

               PHL Variable Insurance Company           Tel. 800/541-0171
               Annuity Operations Division
               PO Box 8027
               Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                                 Page
------------------------------------------------------------

Glossary of Special Terms..............................    3
Summary of Expenses....................................    4
Contract Summary.......................................    7
Financial Highlights...................................    8
Financial Statements...................................    8
Performance History....................................    8
The Immediate Annuity..................................    8
PHL Variable and the Separate Account..................    9
The Variable Investment Options........................    9
 Administrative, Marketing and Support Service Fees....   10
FIA....................................................   10
Purchase of Contracts..................................   11
 Minimum Premium.......................................   11
 Premium Allocation....................................   11
 General Information...................................   11
Optional Rider.........................................   11
 Guaranteed Minimum Payment Rider......................   11
Internet, Interactive Voice Response and Telephone
  Transfers............................................   11
Market Timing and Other Disruptive Trading.............   12
Deductions and Charges.................................   13
 Deductions from the Premium...........................   13
 Deductions from the Commuted Value....................   13
 Deductions from Annuity Payments......................   13
 Deductions from the Separate Account..................   13
 Reduced Charges.......................................   13
 Other Charges.........................................   14
Death Benefit..........................................   15
 Payment Upon Death Before the Annuity Start Date......   15
 Payment Upon Death On or After the Annuity Start Date.   15
The Annuity Period.....................................   16
 Payment Options.......................................   16
 Other Conditions......................................   17
 Full and Partial Withdrawals..........................   17


Heading                                                 Page

 Determination of the Commuted Value...................   17
 Adjusted Commutation Rate.............................   17
Separate Account Valuation Procedures..................   17
 Valuation Date........................................   17
 Valuation Period......................................   18
 Annuity Unit Value....................................   18
 Net Investment Factor.................................   18
Miscellaneous Provisions...............................   18
 Assignment............................................   18
 Payment Deferral......................................   18
 Free Look Period......................................   18
 Amendments to Contracts...............................   18
 Substitution of Fund Shares...........................   18
 Ownership of the Contract.............................   18
Federal Income Taxes...................................   19
 Introduction..........................................   19
 Income Tax Status.....................................   19
 Taxation of Annuities in General--Nonqualified Plans..   19
 Additional Considerations.............................   20
 Diversification Standards.............................   21
 Owner Control.........................................   21
 Taxation of Annuities in General--Qualified Plans.....   22
Sales of Contracts.....................................   25
Servicing Agent........................................   26
State Regulation.......................................   27
Reports................................................   27
Voting Rights..........................................   27
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.........   27
SAI Table of Contents..................................   28
APPENDIX A--Investment Options.........................  A-1
APPENDIX B--Deductions for Taxes.......................  B-1
APPENDIX C--Financial Highlights.......................  C-1
APPENDIX D--Illustrations of Annuity Payments Assuming
  Hypothetical Rates of Return.........................  D-1

Glossary of Special Terms
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Annuitant: The person on whose continuation of life a contract is issued. The annuitant may not be changed after the contract date.

Annuity Start Date: The annuity start date is one month after the contract date and is the date that we calculate and make the first annuity payment. In addition, we will use the previous valuation date if the annuity start date should fall on a non-valuation date.

Annuity Payment: The amount we pay on each payment calculation date. It is the sum of the fixed annuity payment and the variable annuity payment.

Annuity Unit: A standard of measurement used in determining the amount of each annuity payment. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value: On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

Assumed Interest Rate: The rate that you select at purchase and is used to determine the variable payment option rate.

Beneficiary(ies): The individual(s) or entity(ies) named in the Contract to receive certain benefits.

Contract: The single premium immediate fixed and variable annuity contract described in this prospectus.

Contract Anniversary: The same date each year as the contract date.

Contract Date: The date by which the contract years and anniversaries are measured. The contract date must precede the death of any owner, annuitant and joint annuitant.

Contract Year: Each 12-month period starting with the contract date and each contract anniversary thereafter.

FIA: The Fixed Income Allocation is an account within our General Account.

Final Payment Date: The date on which the last period certain annuity payment is scheduled to be made.

Fixed Annuity Payment: The fixed annuity payments are funded by the FIA.

Joint Annuitant: The contract will only have a joint annuitant if the payment option provides for a survivor. The joint annuitant is one of the lives upon whose continuation of life this contract is issued. The joint annuitant may not be changed after the contract date.

Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of the series' outstanding shares.

Owner (Owner, You, Your): The individual or entity who possesses all rights under the contract. One or more owners are possible.

Payee: The person named to receive annuity payments.

Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as a single life annuity.

Period Certain Change Date: The date of the most recent change, if any, of the period certain.

PHL Variable (Our, Us, We, Company): PHL Variable Insurance Company.


Spouse: Federal law defines "spouse" under the Defense of Marriage Act (DOMA), as a man or a woman legally joined. Neither individuals married under State or foreign laws that permit a marriage between two men or two women nor individuals participating in a civil union or other like status are spouses for any federal purposes, including provisions of the Internal Revenue Code relevant to this Contract.


Underlying Interest Rate: The interest rate used to calculate fixed payment option rate.

Variable Annuity Payment: The variable annuity payments are funded by one or more investment options and may vary with the investment experience of the investment options.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.


OWNER TRANSACTION EXPENSES                                       This table describes the fees and expenses that you will
  Withdrawal Charge/1/ (as a percentage of withdrawal amount)    pay at the time that you make full or partial withdrawals
                                                                 or transfer Annuity Units between the investment
       Contract                    Withdrawal                    options. State Premium taxes ranging from 0.00% to
         Year                        Charge                      3.50%, depending on the state, may also be deducted.
             --------              ----------
     1............................    7%
     2............................    6%
     3............................    5%
     4............................    4%
     5............................    3%
     6............................    2%
     7............................    1%
     8+...........................    None

  Transfer Charge/2/
     Current...................................      None
     Maximum...................................      $20


ANNUAL PAYMENT CHARGE
  Maximum/3/...................................   $24

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a        This table describes the fees and expenses that you will pay
percentage of average Separate Account Value)         periodically while you own the Contract, not including
  Maximum Risk and Administrative Fee.......... 1.25% annual fund fees and expenses.
  Maximum Additional Separate Account Expense..  None
  Maximum Total Separate Account Expense....... 1.25%

                             Optional Benefit Fees

       This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

         GUARANTEED MINIMUM PAYMENT RIDER

(as a percentage of average Separate Account value)
       Maximum Risk and Administrative Fee/4/..... 1.00%
--------------------------------------------------------

/1/ A withdrawal charge is taken from the proceeds when a withdrawal is made prior to the 8/th/ Contract Year. See "Deductions from the Commuted Value--Withdrawal Charges."
/2/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers each Contract Year.
/3/ The annual payment charge is deducted from each Annuity Payment in equal amounts up to the maximum $24 per Contract Year. See "Deductions from Annuity Payments."
/4/ The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%. See "Guaranteed Minimum Payment Rider."


The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2008, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



---------------------------------------------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES
                                          Minimum Maximum
                                          ------- -------
  Gross Annual Fund Operating Expenses...  0.33%   4.12%
  Net Annual Fund Operating Expenses/1/..  0.33%   4.12%


       /1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series
           Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2010. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

If you withdraw your remaining commuted value at the end of the applicable time period, your costs will be:



                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $1,334  $2,375  $3,383   $5,958


If you do not withdraw your remaining commuted value at the end of the applicable time period, your costs will be:



                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $634    $1,875  $3,083   $5,958



These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other immediate annuity contracts. These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/08.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your actual costs may be higher or lower based on these assumptions.

Contract Summary
--------------------------------------------------------------------------------


  This prospectus contains information about all of the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.


Overview
  The contract is designed to provide regular income payments. It offers a combination of variable and fixed payments. Variable annuity payments will vary based upon the performance of the underlying funds.

Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.


  Annuities that are offered to fund a qualified plan or IRA do not provide any additional tax deferred advantages. If your only or main investment objective is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.


Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Contracts" section of this prospectus.

Investment Features

Minimum Contribution
..  Generally, the minimum premium is $35,000.

..  Premiums greater than $1,000,000 require authorization.

Allocation of Premium
.. You may choose to allocate your premium among one or more of the investment options and/or to the FIA. Each investment option invests directly in a mutual fund.

..  Generally you may make transfers between the investment options.

..  We do not permit transfers to or from the FIA.

.. Variable annuity payments are not guaranteed and will vary based on investment performance of the investment options.

Withdrawals
.. You may make full or partial withdrawals of the commuted value less any applicable tax or withdrawal charges under Payment Options B, D, E and F (Payment Option F was available only with contracts issued prior to May 10, 2004). You may not make any withdrawals under any other Payment Options. Please refer to "Deductions and Charges--Withdrawal Charges" for more information.


.. Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the policyholder is under age 59 1/2. See "Federal Income Taxes."


Death Benefit
.. We calculate the death benefit differently under each payment option and the amount varies based on the option selected.

Deductions and Charges

From the Premium
.. Withdrawal charges--may occur when you request a full or partial withdrawal prior to the 8/th/ contract year. This charge is intended to recoup the costs incurred in issuing the contract. Withdrawal charges are not taken upon the death of the annuitant. A declining withdrawal charge is assessed on withdrawals based on the contract year:

                 ----------------------------------------------
                 Percent        7%  6%  5%  4%  3%  2%  1%  0%
                 ----------------------------------------------
                 Contract Year  1   2   3   4   5   6   7   8+
                 ----------------------------------------------

.. Taxes on the premium currently range from 0% to 3.5% (varies by state or municipality). See "Deductions from the Premium--Tax" and Appendix B.

From Annuity Payments
.. Payment Charge--maximum of $24 each year and deducted from each annuity payment in equal amounts.

.. Transfer Charge--currently, we do not charge for transfers, however, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers per contract year. For more information, see "Deductions and Charges."

From the Separate Account
..  Risk and Administrative fee--varies based on the election of the Guaranteed
   Minimum Payment Rider. For more information, see "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. See the fund prospectuses for more information.

Additional Information

Free Look Period

  You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges. See "Free Look Period" for more information.


Minimum Payment
  If an annuity payment were to be less than $20, we reserve the right to make alternate arrangements with the payee to make the annuity payments exceed $20.


Community and Marital Property States
  If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, we are not liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.


Financial Highlights
--------------------------------------------------------------------------------

  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.

  More information, including the financial statements for the company and the Separate Account, is in the Statement of Additional Information ("SAI") and in the annual report. You may obtain a copy of the SAI by calling our Annuity Operations Division at 800/541-0171.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of PHL Variable Accumulation Account as of December 31, 2008, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our website www.phoenixwm.com. In addition, the SAI is available on the SEC's website at HYPERLINK "http://www.sec.gov" www.sec.gov. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
--------------------------------------------------------------------------------

  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.

The Immediate Annuity
--------------------------------------------------------------------------------

  PHL Variable issues the immediate variable and fixed annuity contract. If variable annuity payments are elected, the amounts held under a Contract will be invested in the Separate Account and variable annuity payments will vary in accordance with the investment experience of the investment options selected. The owner under a contract bears the risk of investment gain or loss rather than PHL Variable. However, you may allocate all or part of your premium to the FIA, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified fixed annuity payments.

  You control the investment objective of the contract on an ongoing basis by reallocating annuity units among the investment options. Once amounts are allocated to the FIA, those amounts cannot be reallocated to the investment options.

PHL Variable and the Separate Account
--------------------------------------------------------------------------------


  We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. ("PHL Variable") We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06103-2899.

  PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

  On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

  The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. Under Connecticut law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.

  Obligations under the contracts are obligations of PHL Variable Insurance Company. You may make contributions to the FIA which is supported by the assets in PHL Variable's general account and such contributions are not invested in the Separate Account. The FIA is part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the "FIA" section below.

Contract Guarantees
  Any guarantee under the contract, such as interest credited to the FIA or any guarantee provided by a rider to your variable annuity, is paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

  Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix's financial strength, including information on our General Account portfolio of investments, may be found on our website located under "About Us"/"Financial Strength" along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, may also be found on our website, www.phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling our Annuity Operations Division.


The Variable Investment Options
--------------------------------------------------------------------------------

  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

  The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees
  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.


  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The Phoenix Edge Series Fund pays a flat fee to Phoenix Life Insurance Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. The flat fee rates may be as much as $1.6 million. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

  These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account's investments in the funds.

  These administrative services may include but are not limited to soliciting applications for Variable Contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners' interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds' prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner's); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.


  For additional information concerning the available investment options, please see Appendix A.

FIA
--------------------------------------------------------------------------------

  In addition to the Separate Account, you may allocate all or a portion of the premium to the FIA. Premium allocated to the FIA will become part of PHL Variable's general account assets. You do not share in the investment experience of those assets. Allocations to the FIA are only available at issue.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. In addition, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures however, may be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

Purchase of Contracts
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Minimum Premium
  Generally, we require a minimum premium of $35,000. The initial payment is due and payable before the contract becomes effective.

  For certain eligible groups, we may reduce the minimum premium amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)the make-up and size of the prospective group; and

(2)the amount of compensation to be paid to registered representatives on the premium.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium is received. We reserve the right to change these rules from time to time.

Premium Allocation
  The premium received under the contract will be allocated, in any combination to any investment option and/or the FIA in the proportion specified when you purchased the contract, upon receipt.

General Information
  Usually, a contract may not be purchased for an annuitant or joint annuitant who is 90 years of age or older. A premium of more than $1,000,000 cannot be made without our permission. We will credit annuity units for each investment option and/or FIA you selected when you purchased the contract.

Optional Rider
--------------------------------------------------------------------------------


  You may elect additional benefits that are available under your contract. More details will be included in the form of a rider to your contract, if any of these benefits are chosen. The following benefit is currently available (if approved in your state).


Guaranteed Minimum Payment Rider
  This rider is only available when you purchase your contract. It guarantees that each annuity payment will never be less than the guaranteed minimum annuity payment amount. This rider terminates seven years following the Annuity Start Date.

  The guaranteed minimum payment amount will not change unless (1) you take a withdrawal or (2) upon the annuitant or joint annuitant's death under Payment Options C or D where the survivor percentage is less than 100%.

  The guaranteed minimum payment amount following a withdrawal will be reduced by the same percentage as the percentage of the commuted value withdrawn from the contract. If you make a full withdrawal of the commuted value, the guaranteed minimum payment amount will be zero.

  If you select this rider, you must also select one of the following Payment
Options: A, B, C, D or E. The FIA is not available under this rider. This rider requires that all premium payments are allocated to the investment options we designate. Currently, the designated investment option is the DWS Equity 500 Index investment option. We have the right to add and/or substitute the investment options available, subject to approval by the SEC and where required, other regulatory authority and may change the designated investment option prospectively. The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%.

  For contracts issued before May 10, 2004, the guaranteed minimum payment amount is equal to the first payment. The rider terminates when the base contract terminates. If you select this rider, you must also select the 3.0% Assumed Interest Rate. Option E is only available with a specified period certain of 10 to 30 years.

  For contracts issued on or after May 10, 2004, the guaranteed minimum payment amount is calculated on the contract date and is equal to the Premium multiplied by the variable payment option rate. This rider terminates seven years following the Annuity Start Date. If you select this rider, you must also select the 2.5% Assumed Interest Rate. Payment Option E is only available with a specified period certain of 15 to 30 years. If you have chosen Payment
Option E, you may not change the period certain while the rider is in effect.

Internet, Interactive Voice Response and Telephone Transfers
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  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. The Company may discontinue any of these options and may provide other options at any time.

  PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

  After the Annuity Start Date, you may request a transfer of all or a portion of the Annuity Units of the investment options between and among the available investment options. The number of Annuity Units will change as a result of any transfer. Transfers may not be made to or from the FIA.

  You may request transfers by submitting a written request or calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange privileges may be modified or terminated at any time a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases, you should submit written instructions. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed.

  No surrender charge will be assessed when a transfer is made. We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first 12 transfers in a policy year.


Market Timing and Other Disruptive Trading
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  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes Disruptive Trading that may disadvantage or potentially harm the rights or interests of other policy owners.

  Disruptive Trading includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. or implement and administer redemption fees imposed by one or more of the underlying funds, or


..  impose other limitations or restrictions.


  Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.


  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

Deductions and Charges
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Deductions from the Premium

Tax
  Any tax charged by a state or municipality on Premium, whether or not characterized as premium tax, any such other state or local taxes imposed or other governmental charge which may be required based on the laws of the state or municipality of delivery, the Owner's state or municipality of residence on the contract Date. Taxes on the Premium currently range from 0% to 3.5%. For a list of states and taxes, see Appendix B.

Deductions from the Commuted Value

Withdrawal Charges
  A deduction for withdrawal charges may be taken from proceeds of full or partial withdrawals. The amount of a withdrawal charge depends on the contract year that the withdrawal is made. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. Withdrawal charges are not taken from death proceeds. The deduction for withdrawal charges is as follows:

                 ----------------------------------------------
                 Percent        7%  6%  5%  4%  3%  2%  1%  0%
                 ----------------------------------------------
                 Contract Year  1   2   3   4   5   6   7   8+
                 ----------------------------------------------

  PHL Variable will pay any distribution costs not paid for by withdrawal charges from the assets of the general account.

Deductions from Annuity Payments

Payment Charge
  We deduct a payment charge from each Annuity Payment. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

  The maximum and current annual payment charge is $24 each year. It is deducted from each Annuity Payment in equal amounts.

Deductions from the Separate Account

Risk and Administrative Fee
  We make a daily deduction from each investment option for the risk and administrative fee. The current fee is based on an annual rate of up to 1.25% for the base contract plus up to 1.00% for the Guaranteed Minimum Payment Rider if elected. It is taken against the daily net assets of the investment options. Although you bear the investment risk of the Series in which you invest, we assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of Annuity Payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

  No risk and administrative fee is deducted from the FIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

Reduced Charges
  We may reduce or eliminate the risk and administrative fee, the withdrawal charge or the payment charge when sales of the contracts are made to certain eligible groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1)the size and type of the group of individuals to whom the contract is offered;

(2)the amount of the premium;

(3)whether there is a pre-existing relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4)internal transfers from other contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

  We will not discriminate against any person regarding reductions or elimination of charges. We will make any such adjustment according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

  Currently, there is no charge for transfers. We reserve the right to impose a transfer charge. In no event, however, will such transfer charge exceed $20 per transaction. You will be permitted at least 12 free transfers during each contract Year among the investment options. However, we reserve the right to change our policy limiting the number of transfers made each contract year.

Other Charges
  As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

Additional Programs
  You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


  We currently offer the following: programs: AllianceBernstein VPS Balanced Wealth Strategy Portfolio Franklin Templeton Founding Investment Strategy, Franklin Templeton Perspectives Allocation Model, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.


Selecting a Program and Option
  If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

  The following programs are currently available:


..  AllianceBernstein VPS Balanced Wealth Strategy Portfolio

  The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund--34%

  .  Mutual Shares Securities Fund--33%

  .  Templeton Growth Securities Fund--33%

..  Franklin Templeton Perspectives Allocation Model
  Through the Franklin Templeton Perspectives Allocation Model, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Flex Cap Growth Securities Fund--34%

  .  Mutual Shares Securities Fund--33%

  .  Templeton Growth Securities Fund--33%


..  Phoenix-Ibbotson Strategic Asset Allocation--(closed to new investors June
   22, 2009)

  Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

  .  Conservative Portfolio

  .  Moderately Conservative Portfolio

  .  Moderate Portfolio

  .  Moderately Aggressive Portfolio

  .  Aggressive Portfolio

  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your initial premium payment (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate

  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth

  .  Phoenix Dynamic Asset Allocation Series: Growth

  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth

Death Benefit
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Payment Upon Death Before the Annuity Start Date

Death Benefit
  If any owner, annuitant or joint annuitant should die before the Annuity Start Date, the death benefit will equal the premium received plus any increase or minus any decrease on the premium allocated to the investment options.

Death of Owner
  If the only Owner dies before the Annuity Start Date, the death benefit will be paid to the beneficiary. If the beneficiary has predeceased the owner, the owner's estate will be the beneficiary. If the beneficiary is the spouse of the sole owner, the beneficiary may elect to continue the contract and exercise the rights of the owner.

  If there are multiple owners and one or more owners die before the Annuity Start Date, we will pay the death benefit to the surviving owner(s), who will be deemed to be the beneficiary(ies). If the only owners of the contract are spouses of each other, the surviving spouse may elect to continue the contract.

Death of Annuitant or Joint Annuitant
  If the annuitant or joint annuitant dies before the Annuity Start Date, we will pay the death benefit to the owner(s) who will be deemed the beneficiary(ies). If there is a surviving owner(s), we will pay the death benefit to the beneficiary(ies).

Distribution on Death of Owner
  Any beneficiary, who is a natural person, may within one year after the date of death, elect a payment method. The payment method selected may not extend beyond such beneficiary's life or life expectancy and the payments must begin within one year after death. If a payment method is not elected or the beneficiary is a non-natural person, the entire death benefit will be distributed in a lump sum no later than five years after the date of death.

Payment Upon Death On or After the Annuity Start Date

Death of Owner
  If the only owner dies on or after the Annuity Start Date, any remaining payments will be paid to the payee as if there had been no death. Payments will continue under the payment option in effect at the date of death and may not be deferred or otherwise extended.

  If there are multiple owners and one or more owner dies on or after the Annuity Start Date, the payments continue as if there had been no death with all rights equally vested. Payments will continue under the payment option in effect at the date of death and may not be deferred or otherwise extended.

Death of Annuitant or Joint Annuitant
  If the annuitant or joint annuitant dies on or after the Annuity Start Date, the payment option will determine if annuity payments stop, continue or if a refund will be paid.

Payment of a Lump Sum

  Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you or to have the proceeds credited to the Phoenix Concierge Account ("PCA"), an interest bearing checking account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company.


The Annuity Period
--------------------------------------------------------------------------------

  The annuity period is that period of time beginning on the Annuity Start Date and during which we make payments to you.

Payment Options
  When you purchase the contract, you must choose among the available payment options subject to state insurance department approval. Variable annuity payments attributed to premium allocated to the investment options depend on investment option investment performance. Premium allocated to the FIA will provide fixed annuity payments.

  Annuity payments begin on the Annuity Start Date. The level of annuity payments will depend on the payment option selected and such factors as the age and sex of the annuitant, the payment option and the payment frequency. The longer the duration of annuity payments, the smaller the payment amount. Conversely, shorter durations lead to comparatively larger annuity payments. Likewise, increased payment frequency reduces annuity payment amounts; while less frequent payments will result in comparatively larger annuity payments. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

  You must select the Assumed Interest Rate for your variable annuity payments at the time of purchase. The current available rates are 3.0%, 5.0% or 6.0% (subject to state availability) on an annual basis. It is used to calculate the variable payment option rate and is the smallest net rate of investment return required ensuring that the dollar amount of variable annuity payments does not decrease. The amount of subsequent variable annuity payments will depend on the relationship between the Assumed Interest Rate and the actual investment performance of each investment option. Although choosing a higher Assumed Interest Rate will generate a higher first variable annuity payment than choosing a lower Assumed Interest Rate, a contract with a higher Assumed Interest Rate must earn a higher net rate of investment return than a contract with a lower Assumed Interest Rate to ensure that the dollar amount of subsequent variable annuity payments does not decrease. The contract will not be issued with variable annuity payments if you do not select an Assumed Interest Rate.

  The following descriptions allow you to compare the basic differences of our currently available payment options.

Option A--Single Life Annuity
  Provides annuity payments during the lifetime of the annuitant. Annuity payments stop with the death of the annuitant.

Option B--Single Life Annuity with Period Certain
  Provides annuity payments during the lifetime of the annuitant. If the annuitant dies during the period certain, the annuity payments will continue for the remainder of the period certain.

Option C--Joint Survivor Life Annuity
  Provides annuity payments during the lifetime of the annuitant and joint annuitant. Upon the first death of one of the annuitants, payments will continue at the selected survivor percentage (100% or 50%). Payments will stop with the death of the surviving annuitant.

Option D--Joint Survivor Life Annuity with Period Certain
  Provides annuity payments during the lifetime of the annuitant and joint annuitant. Upon the first death of one of the annuitants, payments will continue at the selected survivor percentage (100% or 50%). If the selected survivor percentage is 50%, payments will not reduce before the end of the period certain. Payments will stop with the death of the surviving annuitant but not prior to the end of the period certain.

Option E--Annuity for a Specified Period Certain
  Provides annuity payments for a specified period of time, whether the annuitant live or dies. Payments will stop at the end of the period certain. The issue age plus the period certain cannot exceed 100.

Option F--Life Expectancy Annuity
  Not available for contracts issued on or after May 10, 2004.

  For contracts issued prior to May 10, 2004, this option provides annuity payments over the annuitant's annually recalculated life expectancy. We determine each annual distribution by dividing the contract value by the annuitant's annually recalculated life expectancy. You can make withdrawals in addition to the annual distributions, but should realize that they will reduce the contract value and thereby lower the amount of future annual distributions. Upon the annuitant's death, we will pay any remaining contract value in a lump sum.

Option G--Unit Refund Life Annuity
  Provides annuity payments during the lifetime of the annuitant. Upon the death of the annuitant, payments will stop and a refund equal to the value of the remaining refund units is paid.

Other Options and Rates
  We may offer other payment options or alternative versions of the options listed above.

Other Conditions

  Federal income tax requirements also provide that participants in must begin required minimum distributions ("RMDs") by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. We assist contract owner in satisfying the RMD requirements.


  If an annuity payment were to be less than $20, we reserve the right to make alternate arrangements with the payee to make the annuity payments exceed $20.

Full and Partial Withdrawals

  Full or partial withdrawals are available under Payment Options B, D, E or F (Payment Option F was available only with contracts issued prior to May 10, 2004). You must send a written request for withdrawals to our Annuity Operations Division. Withdrawals may be subject to income tax on any gain plus a 10% penalty tax if the contract owner is under age 59 1/2.


  If the entire commuted value is withdrawn under Payment Options B and D, payments stop and do not resume until the end of the period certain. If the entire commuted value is withdrawn under Payment Option E, the contract terminates with no value. If a portion of the commuted value is withdrawn under Payment Options B, D or E, the annuity units of each fund or FIA (for the remainder of the period certain) will be reduced by the same percentage as the commuted value withdrawn from that fund. Withdrawals will not affect payments that are to be made after the period certain.

  Under Payment Option F (available only with contracts issued prior to May 10,
2004), you may withdraw, less any applicable surrender charge, all or part of the contract value. Withdrawals under Payment Option F will reduce the contract value and will affect the amount of future annuity payments.

  There may be adverse tax consequences to certain withdrawals. See "Federal Income Taxes." A deduction for withdrawal charges may be imposed on full or partial withdrawals. Any request for full or partial withdrawals should be made to our Annuity Operations Division.

Determination of the Commuted Value
  The commuted value equals the present value of any remaining period certain annuity payments. Variable annuity payments will be commuted at the Assumed Interest Rate. Fixed annuity payments will be commuted at the Underlying Interest Rate for contracts issued before July 24, 2001 or in states where the associated contract amendment was not approved. Fixed annuity payments will be commuted at the adjusted commutation rate for contracts issued after July 24, 2001. For contracts issued after May 1, 2004, commutation of fixed annuity payments may not be available in all states.

Adjusted Commutation Rate
  The adjusted commutation rate equals the Underlying Interest Rate minus the rate at issue ("RI") plus the rate at commutation ("RC"). We determine the Underlying Interest Rate on the contract Date. We will furnish the Underlying Interest Rate upon request.

RI is determined as follows:
.. RI is the interest rate swap yield for the issue duration as of the later of the contract Date or the Period Certain Change Date.

.. The issue duration equals 1 plus the number of whole years from the later of the contract date or the Period Certain Change Date until the Final Payment Date multiplied by 70%. Any resulting fraction will be rounded up to the next whole number.

.. The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the issue duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the issue duration.

RC is determined as follows:
.. RC is the interest rate swap yield for the commutation duration as of the date the commuted value is calculated.

.. The commutation duration equals 1 plus the number of whole years from the date the commuted value is calculated until the Final Payment Date, multiplied by 70%. Any resulting fraction will be rounded up to the next whole number.

.. The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the commutation duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the commutation duration.

Separate Account Valuation Procedures
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Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Annuity Unit Value
  The annuity unit value equals the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for the valuation period divided by 1.000 plus the rate of interest for the number of days in the valuation period based on the Assumed Interest Rate. The annuity unit value of the FIA equals 1.000 on any valuation date.

Net Investment Factor
  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for risk and administrative fee, and
(c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions
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Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the Beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

  Payment of surrender, withdrawal or death proceeds, attributable to the Separate Account, usually will be made in one lump sum within seven days after receipt of the written request by our Annuity Operations Division in good order unless another payment option has been agreed upon by you and us. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist. We may defer payment for any transaction dependent on values in the FIA for up to six months.


Free Look Period

  We may mail the contract to you or we may deliver it to you in person. You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.


  Your premium will automatically be applied to the various investment options and the FIA in accordance with your instructions for the allocation of premium provided when you purchased the contract.

Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law. Changes in the contract may need to be approved by owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

  If, in the judgment of PHL Variable's management, one or more of the Series of the funds may become unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.


Ownership of the Contract
  Ordinarily, the purchaser of a contract is the owner and is entitled to exercise all the rights under the contract. However, the owner may be an individual, entity or the annuitant.

Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified tax advisor should be consulted before any such transfer is attempted.

Federal Income Taxes
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Federal Income Taxes

Introduction
  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts and IRAs; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity for federal income tax purposes. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

  Note on Terminology: The Internal Revenue Code uses the term "policyholder", in describing the owner of an Annuity. This section will follow the Internal Revenue Code terminology in describing specific provisions of the Code.

Income Tax Status
  We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately as under the "regulated investment company" provisions (Subchapter M) of the Code.

  Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General--Nonqualified Plans
  Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in value of the units held under a contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.

  The policyholder may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract Maturity Date
  Code section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder's gross income ("after-tax monies"). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

Surrenders or Withdrawals On or After the Contract Maturity Date
  Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

  Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals--Nonqualified Contracts (Contracts not issued in connection with qualified plans or IRAs)
  Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the "primary Annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code section 130(d));
(vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.

  Separate tax withdrawal penalties apply to qualified plans and IRAs. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs."

Additional Considerations

Distribution-at-Death Rules
  For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder's interest will be distributed at least as rapidly as the method in effect on the policyholder's death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder's date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

  If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

  If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.

Transfer of Annuity Contracts
  Transfers of contracts for less than full and adequate consideration at the time of such transfer will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the policyholder's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.

Contracts Owned by Non-Natural Persons
  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

Section 1035 Exchanges
  Code section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyholder if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Policyholders contemplating exchanges under Code section 1035 should consult their tax and/or legal advisors.

Multiple Contracts
  Code section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Diversification Standards

Diversification Regulations
  Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

..  55% in any 1 investment

..  70% in any 2 investments

..  80% in any 3 investments

..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control
  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much "investor control" of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

  In 2003, formal guidance (Revenue Ruling 2003-91) was issued that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

  At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, we reserve the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Regulations and Qualified Plans
  Code section 817(h) applies to a variable annuity contract other than a pension plan contract. All of the qualified plans, including IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limiitations because the investments serve as the investment vehicle for nonqualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General--Qualified Plans and IRAs
  The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder's named beneficiary designation or elected annuity payment option may not be enforceable.

  The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.

  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

  Certain death benefit guarantees may be purchased under the contract. IRAs and other qualified contracts generally may not invest in life insurance contracts. There is a risk that IRS may consider these death benefit guarantees "incidental death benefits." There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

  Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided if the policyholder arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

  The mandatory withholding rules apply to all taxable distributions from qualified plans except (a) distributions required under the Code,
(b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions). The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

  The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

  There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"), Section
403(b)
  Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

  Code section 403(b)(11) imposes certain restrictions on a policyholder's ability to make withdrawals from, or surrenders of, Code section 403(b) Contracts. Specifically, Code section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Code section 403(b)(11), applies only with respect to distributions from Code section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

  In addition, in order for certain types of contributions under a Code section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

  As of January 1, 2009, there are new regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request.

Keogh Plans
  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

Individual Retirement Annuities
  Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.

Corporate Pension and Profit-Sharing Plans
  Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

  These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations
  Code section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, withdrawals are received without tax.

  Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts, (and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution.

  To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed. As of January, 2009, the tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age
59 1/2; (b) distributions following the death or disability of the policyholder or Annuitant (as applicable) (for this purpose disability is as defined in section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order;
(g) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the policyholder, spouse, children or grandchildren; and (i) distributions from retirement plans to individuals called to active military. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.

  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.

  In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

  For 2009 only, the obligation to take an RMD from a contract was suspended. Thus, no RMD is required in connection with 2009. There are no modifications to the RMD obligations for any other year, although legislation may be enacted which would impact RMDs for years other than 2009.

Withholding and Information Reporting
  We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder provide certain information, including social security number or tax identification number and current address.

  In addition to information reporting, we are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens.

  You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

  In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition
  Federal law requires that under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.

Seek Tax Advice
  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Policyholder considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Contracts
--------------------------------------------------------------------------------


  PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

  PEPCO's principal executive offices are located at 610 W.Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD).

  PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

Compensation
  Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

  We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of contract value (if asset based compensation is paid).

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

  PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes been called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products. Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO currently have preferred distribution arrangements with Summit Brokerage Services, Investacorp Inc. and CFD Investments. We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.


Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fee paid by the fund for the last three fiscal years were based on a percentage of the Fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,         Total Administrative Service Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.9 Million
 -----------------------------------------------------------------------------
                 2007                               $1.5 Million
 -----------------------------------------------------------------------------
                 2008                               $1.7 Million
 -----------------------------------------------------------------------------

  For 2009, there was a change in the fee structure and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each Fund.


State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

  State regulation of PHL Variable includes certain limitations on the investments that may be made for its general account and Separate Accounts. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------

  As stated above, all of the assets of the Separate Account are allocated to investment options that in turn invest in shares of a corresponding underlying mutual fund investment option. We are the legal Owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in our own right, we may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the Owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.



The Phoenix Companies, Inc. - Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------


  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

  State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  For example, in the fourth quarter of 2008, the State of Connecticut Insurance Department initiated the on-site portion of a routine financial examination of the Connecticut domiciled life insurance subsidiaries of Phoenix Life for the five year period ending December 31, 2008.

  Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI follows:

..  PHL Variable Insurance Company
..  Underwriter
..  Services
..  Performance History for Contracts
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------

  Please note that not all funds listed here may be offered with this product. Please refer to page one of this prospectus for a list of the funds offered with this product.




                     Fund Name                                         Investment Objective
AIM V.I. Capital Appreciation Fund                    Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Long term growth of capital














--------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Long term capital appreciation
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        To maximize total return consistent with the Adviser's
Portfolio                                             determination of reasonable risk
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    Long-term growth of capital
Portfolio
--------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Standard & Poor's 500 Composite Stock Price Index,
                                                      which emphasizes stocks of large U.S. companies
--------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Russell 2000(R) Index, which emphasizes stocks of
                                                      small US companies
--------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                    Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------


                         Fund Name                                            Investment Objective
Federated Fund for U.S. Government Securities II             Current income by investing primarily in U.S.
                                                             government securities and U.S Treasury and agency
                                                             debenture securities
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           High current income by investing in high yield, lower
                                                             rated corporate bonds
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Capital growth
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 As high a level of current income as is consistent with
                                                             the preservation of capital

----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Maximize income while maintaining prospects for
                                                             capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Long term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         High current income and the opportunity for capital
                                                             appreciation to produce a high total return
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Long-term growth of capital and income without
                                                             excessive fluctuations in market value
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Capital appreciation through investments, primarily in
                                                             equity securities which are believed to be undervalued
                                                             in the marketplace
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Long term capital growth

----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Long term growth of capital; current income is a
                                                             secondary goal
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     Capital appreciation by investing in securities of well-
                                                             known, established companies
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        Long-term capital appreciation by investing in
                                                             securities of foreign insurers, "growth-type"
                                                             companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Intermediate and long-term capital appreciation with
                                                             income as a secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Long-term capital growth
Growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Long-term capital growth with current income as a
                                                             secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Current income with capital growth as a secondary
                                                             consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Long-term capital growth and current income with a
Growth                                                       greater emphasis on capital growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Capital appreciation and current income.

----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Capital appreciation

----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  As high a level of current income as is consistent with
                                                             the preservation of capital and maintenance of
                                                             liquidity
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Long-term total return

----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  High current income while attempting to limit
                                                             changes in the series' net asset value per share
                                                             caused by interest rate changes
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Long-term capital growth
(previously known as Phoenix-Alger Small-Cap
Growth Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          High total return over an extended period of time
                                                             consistent with prudent investment risk


----------------------------------------------------------------------------------------------------------------------



                         Fund Name                                     Investment Advisor / Subadvisor
Federated Fund for U.S. Government Securities II             Federated Investment Management Company


-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           Federated Investment Management Company

-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 Fidelity Management and Research Company
                                                              Subadvisor: Fidelity Investments Money
                                                               Management, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Franklin Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Lord, Abbett & Co. LLC


-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     OppenheimerFunds, Inc.

-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        OppenheimerFunds, Inc.


-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Virtus Investment Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management, LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Phoenix Variable Advisors, Inc.
(previously known as Phoenix-Alger Small-Cap                  Subadvisor: Neuberger Berman Management LLC
Growth Series)
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          Phoenix Variable Advisors, Inc.
                                                              Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                               income portion) Virtus Investment
                                                               Advisers, Inc. (equity portion)
-----------------------------------------------------------------------------------------------------------------


                       Fund Name                                          Investment Objective
Phoenix-Aberdeen International Series                    High total return consistent with reasonable risk

------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Capital appreciation and income with approximately
                                                         equal emphasis

------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Value Series /5/                         Long-term growth of capital.

------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Value Series /5/                       Long-term growth of capital by investing primarily in
                                                         small-capitalization stocks that appear to be
                                                         undervalued.
------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       Long-term capital appreciation with current income
                                                         as a secondary consideration

------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               High total return


------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio         Seeks maximum real return consistent with prudent
                                                         investment management
------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                              Seeks maximum real return, consistent with
                                                         preservation of real capital and prudent investment
                                                         management
------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                             Seeks maximum total return, consistent with
                                                         preservation of capital and prudent investment
                                                         management
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond        Seeks to provide total returns that inversely correlate
Strategy Fund /1, 3/                                     to the price movements of a benchmark for U.S.
                                                         Treasury debt instruments or futures contract on a
                                                         specified debt instrument. The Fund's current
                                                         benchmark is the inverse of the daily price movement
                                                         of the Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                    Seeks to provide investment results that match the
                                                         performance of its benchmark on a daily basis. The
                                                         Fund's current benchmark is 150% of the
                                                         performance of the S&P 500 Index
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 5/  Seeks long-term capital appreciation
(previously known as Rydex Variable Trust Sector
Rotation Fund)
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                               Seeks a combination of growth of capital and current
                                                         income, with relatively low risk and relatively low
                                                         fluctuations in value
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                   Seeks high current income while seeking to control
                                                         risk
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                           Seeks a combination of growth of capital, current
                                                         income, growth of income and relatively low risk as
                                                         compared with the stock market as a whole
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                         Seeks growth of capital
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                          Seeks growth of capital
------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                    Seeks investment results that correspond to the total
                                                         return performance of U.S. common stock, as
                                                         represented by the S&P MidCap 400 Index
------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Long-term capital growth
------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/            High total return
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Long-term capital growth
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               Capital appreciation and current income
------------------------------------------------------------------------------------------------------------------
Wanger International Select                              Long-term growth of capital
------------------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger         Long-term growth of capital
International Small Cap)
------------------------------------------------------------------------------------------------------------------
Wanger Select                                            Long-term growth of capital
------------------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.              Long-term growth of capital
Smaller Companies)
------------------------------------------------------------------------------------------------------------------



                       Fund Name                                Investment Advisor / Subadvisor
Phoenix-Aberdeen International Series                    Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Aberdeen Asset Management Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Duff & Phelps Investment
                                                           Management Company
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Value Series /5/                         Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Westwood Management Corp.
-------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Value Series /5/                       Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Westwood Management Corp.

-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Morgan Stanley Investment
                                                           Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Morgan Stanley Investment
                                                           Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio         Pacific Investment Management Company LLC

-------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                              Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                             Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond        Rydex Investments
Strategy Fund /1, 3/




-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                    Rydex Investments



-------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 5/  Rydex Investments
(previously known as Rydex Variable Trust Sector
Rotation Fund)
-------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                               Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                   Sentinel Asset Management, Inc.

-------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                           Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                         Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                          Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                    Calvert Asset Management Company, Inc.
                                                          Subadvisor: Summit Investment Partners, Inc.

-------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
-------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/            Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               Morgan Stanley Investment Management Inc.
-------------------------------------------------------------------------------------------------------
Wanger International Select                              Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger         Columbia Wanger Asset Management, L.P.
International Small Cap)
-------------------------------------------------------------------------------------------------------
Wanger Select                                            Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.              Columbia Wanger Asset Management, L.P.
Smaller Companies)
-------------------------------------------------------------------------------------------------------

-----------------


/1/ This fund is closed to new investors on May 1, 2006.

/2/ This fund is closed to new investors on October 29, 2001.

/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

/4/ Effective June 1, 2009 to be known as Lazard Retirement U.S. Small-Mid Cap
    Equity Portfolio.

/5/ Name change effective May 1, 2009.

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------


                                    Upon           Upon
State                          Premium Payment Annuitization Nonqualified Qualified
-----                          --------------- ------------- ------------ ---------
California....................                       X           2.35%      0.50%

Florida.......................                       X           1.00       1.00

Maine.........................        X                          2.00

Nevada........................                       X           3.50

South Dakota..................        X                          1.25/1/

Texas.........................                       X           0.04/2/    0.04

West Virginia.................                       X           1.00       1.00

Wyoming.......................                       X           1.00

Commonwealth of Puerto Rico...                       X           1.00       1.00



NOTE:The above tax deduction rates are as of January 1, 2009. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------


/1/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

/2/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------

  The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

             PHL Variable Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

Death Benefit Option 1 Contracts

                                                                Subaccount Subaccount     Units
                                                                Unit Value Unit Value Outstanding at
                                                                Beginning     End     End of Period
                          Subaccount                            of Period  of Period   (Thousands)
----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I Shares
--------------------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------------------
From 5/30/02* to 12/31/02                                         $2.000     $1.382         5
From 1/1/03 to 12/31/03                                           $1.382     $1.768         5
From 1/1/04 to 12/31/04                                           $1.768     $1.862        41
From 1/1/05 to 12/31/05                                           $1.862     $2.001        61
From 1/1/06 to 12/31/06                                           $2.001     $2.100        56
From 1/1/07 to 12/31/07                                           $2.100     $2.323        42
From 1/1/08 to 12/31/08                                           $2.323     $1.319        38
AIM V.I. Core Equity Fund - Series I Shares
--------------------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------------------
From 1/1/04* to 12/31/04                                          $2.000     $1.016        169
From 1/1/05 to 12/31/05                                           $1.016     $1.080        133
From 1/1/06 to 12/31/06                                           $1.080     $1.187        119
From 1/1/07 to 12/31/07                                           $1.187     $1.284        106
From 1/1/08 to 12/31/08                                           $1.284     $0.800        19
AIM V.I. Mid Cap Core Equity Fund - Series I Shares
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
From 1/1/08 to 12/31/08                                           $1.284     $0.906        93
Alger American Capital Appreciation Portfolio - Class O Shares
--------------------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------------------
From 6/25/01* to 12/31/01                                         $2.000     $1.873        106
From 1/1/02 to 12/31/02                                           $1.873     $1.222        95
From 1/1/03 to 12/31/03                                           $1.222     $1.626        84
From 1/1/04 to 12/31/04                                           $1.626     $1.738        78
From 1/1/05 to 12/31/05                                           $1.738     $1.964        68
From 1/1/06 to 12/31/06                                           $1.964     $2.313        55
From 1/1/07 to 12/31/07                                           $2.313     $3.050        46
From 1/1/08 to 12/31/08                                           $3.050     $1.652        38
DWS Equity 500 Index Fund VIP - Class A
--------------------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------------------
From 7/7/03* to 12/31/03                                          $2.000     $2.066        25
From 1/1/04 to 12/31/04                                           $2.066     $2.256        25
From 1/1/05 to 12/31/05                                           $2.256     $2.332        115
From 1/1/06 to 12/31/06                                           $2.332     $2.660        108
From 1/1/07 to 12/31/07                                           $2.660     $2.766        84
From 1/1/08 to 12/31/08                                           $2.766     $1.717        59
DWS Equity 500 Index Fund VIP - Class A with Guaranteed Minimum Payment Rider /(1)/
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                           $1.247     $1.283       1,087
From 1/1/08 to 12/31/08                                           $1.283     $0.788        907

*Date subaccount began operations.
+Amount is less than 500 units.

                                                                 Subaccount Subaccount     Units
                                                                 Unit Value Unit Value Outstanding at
                                                                 Beginning     End     End of Period
                          Subaccount                             of Period  of Period   (Thousands)
-----------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
From 6/22/01* to 12/31/01                                          $2.000     $2.059        209
From 1/1/02 to 12/31/02                                            $2.059     $2.217        447
From 1/1/03 to 12/31/03                                            $2.217     $2.241        304
From 1/1/04 to 12/31/04                                            $2.241     $2.293        297
From 1/1/05 to 12/31/05                                            $2.293     $2.310        375
From 1/1/06 to 12/31/06                                            $2.310     $2.376        309
From 1/1/07 to 12/31/07                                            $2.376     $2.493        213
From 1/1/08 to 12/31/08                                            $2.493     $2.567        185
Federated High Income Bond Fund II - Primary Shares
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 7/19/01* to 12/31/01                                          $2.000     $1.976         5
From 1/1/02 to 12/31/02                                            $1.976     $1.979        13
From 1/1/03 to 12/31/03                                            $1.979     $2.388        35
From 1/1/04 to 12/31/04                                            $2.388     $2.605        24
From 1/1/05 to 12/31/05                                            $2.605     $2.641        24
From 1/1/06 to 12/31/06                                            $2.641     $2.890        23
From 1/1/07 to 12/31/07                                            $2.890     $2.951        20
From 1/1/08 to 12/31/08                                            $2.951     $2.157        17
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 9/25/00* to 12/31/01                                          $2.000     $1.932         2
From 1/1/02 to 12/31/02                                            $1.932     $1.728        51
From 1/1/03 to 12/31/03                                            $1.728     $2.190        50
From 1/1/04 to 12/31/04                                            $2.190     $2.494        48
From 1/1/05 to 12/31/05                                            $2.494     $2.878        68
From 1/1/06 to 12/31/06                                            $2.878     $3.172        60
From 1/1/07 to 12/31/07                                            $3.172     $3.680        49
From 1/1/08 to 12/31/08                                            $3.680     $2.085        42
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 7/23/00* to 12/31/01                                          $2.000     $1.890         6
From 1/1/02 to 12/31/02                                            $1.890     $1.457        18
From 1/1/03 to 12/31/03                                            $1.457     $1.866        29
From 1/1/04 to 12/31/04                                            $1.866     $1.973        34
From 1/1/05 to 12/31/05                                            $1.973     $2.121        42
From 1/1/06 to 12/31/06                                            $2.121     $2.206        38
From 1/1/07 to 12/31/07                                            $2.206     $2.680        34
From 1/1/08 to 12/31/08                                            $2.680     $1.189        29
Fidelity(R) VIP Growth Portfolio - Service Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 9/24/00* to 12/31/01                                          $2.000     $1.842        17
From 1/1/02 to 12/31/02                                            $1.842     $1.270        17
From 1/1/03 to 12/31/03                                            $1.270     $1.665        31
From 1/1/04 to 12/31/04                                            $1.665     $1.697        65
From 1/1/05 to 12/31/05                                            $1.697     $1.771        50
From 1/1/06 to 12/31/06                                            $1.771     $1.867        43
From 1/1/07 to 12/31/07                                            $1.867     $2.339        31
From 1/1/08 to 12/31/08                                            $2.339     $1.219        27
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 1/26/07 to 12/31/07                                           $1.005     $1.033         9
From 1/1/08 to 12/31/08                                            $1.033     $0.986         7

*Date subaccount began operations.
+Amount is less than 500 units.

                                                                    Subaccount Subaccount     Units
                                                                    Unit Value Unit Value Outstanding at
                                                                    Beginning     End     End of Period
                            Subaccount                              of Period  of Period   (Thousands)
--------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
------------------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------------------
From 11/03/05* to 12/31/05                                            $1.074     $1.093         6
From 1/1/06 to 12/31/06                                               $1.093     $1.253         4
From 1/1/07 to 12/31/07                                               $1.253     $1.148         3
From 1/1/08 to 12/31/08                                               $1.148     $0.720         2
Lord Abbett Bond Debenture Portfolio - Class VC Shares
------------------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------------------
From 4/15/05* to 12/31/05                                             $0.986     $1.022        64
From 1/1/06 to 12/31/06                                               $1.022     $1.103        47
From 1/1/07 to 12/31/07                                               $1.103     $1.157        31
From 1/1/08 to 12/31/08                                               $1.157     $0.942        28
Lord Abbett Growth and Income Portfolio - Class VC Shares
------------------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------------------
From 4/15/05* to 12/31/05                                             $0.968     $1.049        231
From 1/1/06 to 12/31/06                                               $1.049     $1.215        199
From 1/1/07 to 12/31/07                                               $1.215     $1.241        151
From 1/1/08 to 12/31/08                                               $1.241     $0.779        131
Lord Abbett Mid Cap Value Portfolio - Class VC Shares
------------------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------------------
From 4/15/05* to 12/31/05                                             $0.954     $1.082        26
From 1/1/06 to 12/31/06                                               $1.082     $1.199        24
From 1/1/07 to 12/31/07                                               $1.199     $1.191        13
From 1/1/08 to 12/31/08                                               $1.191     $0.713        11
Mutual Shares Securities Fund - Class 2
------------------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------------------
From 7/19/01* to 12/31/01                                             $2.000     $1.952         7
From 1/1/02 to 12/31/02                                               $1.952     $1.700        29
From 1/1/03 to 12/31/03                                               $1.700     $2.101        28
From 1/1/04 to 12/31/04                                               $2.101     $2.336        27
From 1/1/05 to 12/31/05                                               $2.336     $2.551        36
From 1/1/06 to 12/31/06                                               $2.551     $2.982        36
From 1/1/07 to 12/31/07                                               $2.982     $3.047        30
From 1/1/08 to 12/31/08                                               $3.047     $1.892        24
Neuberger Berman AMT Guardian Portfolio - S Class
------------------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                               $1.041     $1.117        10
From 1/1/08 to 12/31/08                                               $1.117     $0.691         8
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
------------------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                               $1.000     $1.028         8
From 1/1/08 to 12/31/08                                               $1.028     $0.595         7
Phoenix Capital Growth Series
------------------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------------------
From 6/26/01* to 12/31/01                                             $2.000     $1.740        51
From 1/1/02 to 12/31/02                                               $1.740     $1.292        64
From 1/1/03 to 12/31/03                                               $1.292     $1.613        57
From 1/1/04 to 12/31/04                                               $1.613     $1.672        23
From 1/1/05 to 12/31/05                                               $1.672     $1.713        19
From 1/1/06 to 12/31/06                                               $1.713     $1.746        81
From 1/1/07 to 12/31/07                                               $1.746     $1.909        73
From 1/1/08 to 12/31/08                                               $1.909     $1.117        20

*Date subaccount began operations.
+Amount is less than 500 units.

                                 Subaccount           Subaccount     Units
                                 Unit Value           Unit Value Outstanding at
                                 Beginning               End     End of Period
              Subaccount         of Period            of Period   (Thousands)
              -----------------------------------------------------------------
              Phoenix Dynamic Asset Allocation Series: Growth
              ----------------------------------------------------------
              -----------------------------------------------------------------
              From 1/1/06 to 12/31/06      $1.087   $1.087            33
              From 1/1/07 to 12/31/07      $1.087   $1.163           1,559
              From 1/1/08 to 12/31/08      $1.163   $0.779           1,451
              Phoenix Growth and Income Series
              ----------------------------------------------------------
              -----------------------------------------------------------------
              From 7/23/01* to 12/31/01    $2.000   $1.901            34
              From 1/1/02 to 12/31/02      $1.901   $1.455            42
              From 1/1/03 to 12/31/03      $1.455   $1.831            40
              From 1/1/04 to 12/31/04      $1.831   $1.997            110
              From 1/1/05 to 12/31/05      $1.997   $2.067            125
              From 1/1/06 to 12/31/06      $2.067   $2.392            122
              From 1/1/07 to 12/31/07      $2.392   $2.519            98
              From 1/1/08 to 12/31/08      $2.519   $1.619            87
              Phoenix Mid-Cap Growth Series
              ----------------------------------------------------------
              -----------------------------------------------------------------
              From 6/25/01* to 12/31/01    $2.000   $1.686            50
              From 1/1/02 to 12/31/02      $1.686   $1.124            56
              From 1/1/03 to 12/31/03      $1.124   $1.430            52
              From 1/1/04 to 12/31/04      $1.430   $1.507            52
              From 1/1/05 to 12/31/05      $1.507   $1.550            41
              From 1/1/06 to 12/31/06      $1.550   $1.594            35
              From 1/1/07 to 12/31/07      $1.594   $1.918            30
              From 1/1/08 to 12/31/08      $1.918   $1.070            11
              Phoenix Money Market Series
              ----------------------------------------------------------
              -----------------------------------------------------------------
              From 5/10/01* to 12/31/01    $2.000   $2.022            829
              From 1/1/02 to 12/31/02      $2.022   $2.025           1,298
              From 1/1/03 to 12/31/03      $2.025   $2.014            749
              From 1/1/04 to 12/31/04      $2.014   $2.004            186
              From 1/1/05 to 12/31/05      $2.004   $2.030            212
              From 1/1/06 to 12/31/06      $2.030   $2.093            168
              From 1/1/07 to 12/31/07      $2.093   $2.168            121
              From 1/1/08 to 12/31/08      $2.168   $2.189            135
              Phoenix Multi-Sector Fixed Income Series
              ----------------------------------------------------------
              -----------------------------------------------------------------
              From 6/22/01* to 12/31/01    $2.000   $2.044            88
              From 1/1/02 to 12/31/02      $2.044   $2.221            108
              From 1/1/03 to 12/31/03      $2.221   $2.513            74
              From 1/1/04 to 12/31/04      $2.513   $2.651            140
              From 1/1/05 to 12/31/05      $2.651   $2.664            141
              From 1/1/06 to 12/31/06      $2.664   $2.811            107
              From 1/1/07 to 12/31/07      $2.811   $2.879            81
              From 1/1/08 to 12/31/08      $2.879   $2.333            68
              Phoenix Multi-Sector Short Term Bond Series
              ----------------------------------------------------------
              -----------------------------------------------------------------
              From 1/1/04* to 12/31/04     $2.000   $1.063            32
              From 1/1/05 to 12/31/05      $1.063   $1.064            27
              From 1/1/06 to 12/31/06      $1.064   $1.111            12
              From 1/1/07 to 12/31/07      $1.111   $1.141            17
              From 1/1/08 to 12/31/08      $1.141   $0.999            11

*Date subaccount began operations.
+Amount is less than 500 units.

                                                     Subaccount Subaccount     Units
                                                     Unit Value Unit Value Outstanding at
                                                     Beginning     End     End of Period
                    Subaccount                       of Period  of Period   (Thousands)
-----------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
From 12/11/03* to 12/31/03                             $2.000     $3.040         5
From 1/1/04 to 12/31/04                                $3.040     $3.066        22
From 1/1/05 to 12/31/05                                $3.066     $3.501        20
From 1/1/06 to 12/31/06                                $3.501     $4.130        25
From 1/1/07 to 12/31/07                                $4.130     $4.735        21
From 1/1/08 to 12/31/08                                $4.735     $2.575        20
Phoenix Strategic Allocation Series
---------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------
From 6/25/01* to 12/31/01                              $2.000     $2.009        121
From 1/1/02 to 12/31/02                                $2.009     $1.754        162
From 1/1/03 to 12/31/03                                $1.754     $2.077        201
From 1/1/04 to 12/31/04                                $2.077     $2.204        242
From 1/1/05 to 12/31/05                                $2.204     $2.215        192
From 1/1/06 to 12/31/06                                $2.215     $2.465        149
From 1/1/07 to 12/31/07                                $2.465     $2.580        120
From 1/1/08 to 12/31/08                                $2.580     $1.899        53
Phoenix-Aberdeen International Series
---------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------
From 7/23/01* to 12/31/01                              $2.000     $1.831        51
From 1/1/02 to 12/31/02                                $1.831     $1.540        56
From 1/1/03 to 12/31/03                                $1.540     $2.006        53
From 1/1/04 to 12/31/04                                $2.006     $2.392        49
From 1/1/05 to 12/31/05                                $2.392     $2.801        41
From 1/1/06 to 12/31/06                                $2.801     $3.524        155
From 1/1/07 to 12/31/07                                $3.524     $4.000        121
From 1/1/08 to 12/31/08                                $4.000     $2.410        94
Phoenix-Duff & Phelps Real Estate Securities Series
---------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------
From 8/24/01* to 12/31/01                              $2.000     $2.062        62
From 1/1/02 to 12/31/02                                $2.062     $2.283        65
From 1/1/03 to 12/31/03                                $2.283     $3.117        48
From 1/1/04 to 12/31/04                                $3.117     $4.145        54
From 1/1/05 to 12/31/05                                $4.145     $4.712        46
From 1/1/06 to 12/31/06                                $4.712     $6.378        49
From 1/1/07 to 12/31/07                                $6.378     $5.308        27
From 1/1/08 to 12/31/08                                $5.308     $3.308        23
Phoenix-Sanford Bernstein Mid-Cap Value Series
---------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------
From 9/5/01* to 12/31/01                               $2.000     $2.240        97
From 1/1/02 to 12/31/02                                $2.240     $2.023        96
From 1/1/03 to 12/31/03                                $2.023     $2.816        91
From 1/1/04 to 12/31/04                                $2.816     $3.348        72
From 1/1/05 to 12/31/05                                $3.348     $3.562        58
From 1/1/06 to 12/31/06                                $3.562     $4.042        45
From 1/1/07 to 12/31/07                                $4.042     $4.071        32
From 1/1/08 to 12/31/08                                $4.071     $2.595        12

*Date subaccount began operations.
+Amount is less than 500 units.

                                                                  Subaccount Subaccount     Units
                                                                  Unit Value Unit Value Outstanding at
                                                                  Beginning     End     End of Period
                           Subaccount                             of Period  of Period   (Thousands)
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
----------------------------------------------------------------- ---------- ---------- --------------
------------------------------------------------------------------------------------------------------
From 9/5/01* to 12/31/01                                            $2.000     $2.115         19
From 1/1/02 to 12/31/02                                             $2.115     $1.911         23
From 1/1/03 to 12/31/03                                             $1.911     $2.714         19
From 1/1/04 to 12/31/04                                             $2.714     $3.288         15
From 1/1/05 to 12/31/05                                             $3.288     $3.489         13
From 1/1/06 to 12/31/06                                             $3.489     $4.023         10
From 1/1/07 to 12/31/07                                             $4.023     $3.889         8
From 1/1/08 to 12/31/08                                             $3.889     $2.384         5
Phoenix-Van Kampen Comstock Series
----------------------------------------------------------------- ---------- ---------- --------------
------------------------------------------------------------------------------------------------------
From 6/25/01* to 12/31/01                                           $2.000     $1.804        166
From 1/1/02 to 12/31/02                                             $1.804     $1.391        194
From 1/1/03 to 12/31/03                                             $1.391     $1.702        173
From 1/1/04 to 12/31/04                                             $1.702     $1.897        141
From 1/1/05 to 12/31/05                                             $1.897     $1.975        106
From 1/1/06 to 12/31/06                                             $1.975     $2.358         78
From 1/1/07 to 12/31/07                                             $2.358     $2.277         66
From 1/1/08 to 12/31/08                                             $2.277     $1.445         31
Phoenix-Van Kampen Equity 500 Index Series with Guaranteed Minimum Payment Rider /(1)/
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
From 6/25/01* to 12/31/01                                           $2.000     $1.882       1,983
From 1/1/02 to 12/31/02                                             $1.882     $1.404       6,876
From 1/1/03 to 12/31/03                                             $1.404     $1.732       16,158
From 1/1/04 to 12/31/04                                             $1.732     $1.860       19,754
From 1/1/05 to 12/31/05                                             $1.860     $1.885       17,571
From 1/1/06 to 12/31/06                                             $1.885     $2.105        269
From 1/1/07 to 12/31/07                                             $2.105     $2.158       13,101
From 1/1/08 to 12/31/08                                             $2.158     $1.322       10,967
Phoenix-Van Kampen Equity 500 Index Series
----------------------------------------------------------------- ---------- ---------- --------------
------------------------------------------------------------------------------------------------------
From 7/27/01* to 12/31/01                                           $2.000     $1.892         82
From 1/1/02 to 12/31/02                                             $1.892     $1.426        109
From 1/1/03 to 12/31/03                                             $1.426     $1.778        115
From 1/1/04 to 12/31/04                                             $1.778     $1.928        118
From 1/1/05 to 12/31/05                                             $1.928     $1.974         94
From 1/1/06 to 12/31/06                                             $1.974     $2.227        269
From 1/1/07 to 12/31/07                                             $2.227     $2.306        248
From 1/1/08 to 12/31/08                                             $2.306     $1.428        229
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
----------------------------------------------------------------- ---------- ---------- --------------
------------------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                             $0.980     $1.158         5
From 1/1/08 to 12/31/08                                             $1.158     $0.642         5
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
----------------------------------------------------------------- ---------- ---------- --------------
------------------------------------------------------------------------------------------------------
From 1/1/04* to 12/31/04                                            $2.000     $0.928         48
From 1/1/05 to 12/31/05                                             $0.928     $0.868         31
From 1/1/06 to 12/31/06                                             $0.868     $0.927         8
From 1/1/07 to 12/31/07                                             $0.927     $0.874         4
From 1/1/08 to 12/31/08                                             $0.874     $0.602         1

*Date subaccount began operations.
+Amount is less than 500 units.

                                                        Subaccount Subaccount     Units
                                                        Unit Value Unit Value Outstanding at
                                                        Beginning     End     End of Period
                      Subaccount                        of Period  of Period   (Thousands)
--------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------
From 1/1/06 to 12/31/06                                   $4.289     $5.425         1
From 1/1/07 to 12/31/07                                   $5.425     $6.899         0+
From 1/1/08 to 12/31/08                                   $6.899     $3.222         0+
Templeton Foreign Securities Fund - Class 2
------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------
From 8/17/01* to 12/31/01                                 $2.000     $1.829         6
From 1/1/02 to 12/31/02                                   $1.829     $1.471         27
From 1/1/03 to 12/31/03                                   $1.471     $1.921         22
From 1/1/04 to 12/31/04                                   $1.921     $2.248         18
From 1/1/05 to 12/31/05                                   $2.248     $2.446         29
From 1/1/06 to 12/31/06                                   $2.446     $2.933         25
From 1/1/07 to 12/31/07                                   $2.933     $3.344         20
From 1/1/08 to 12/31/08                                   $3.344     $1.969         18
Templeton Growth Securities Fund - Class 2
------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------
From 8/13/01* to 12/31/01                                 $2.000     $1.970         19
From 1/1/02 to 12/31/02                                   $1.970     $1.586         47
From 1/1/03 to 12/31/03                                   $1.586     $2.069         37
From 1/1/04 to 12/31/04                                   $2.069     $2.371         37
From 1/1/05 to 12/31/05                                   $2.371     $2.549         47
From 1/1/06 to 12/31/06                                   $2.549     $3.066         33
From 1/1/07 to 12/31/07                                   $3.066     $3.099         25
From 1/1/08 to 12/31/08                                   $3.099     $1.765         20
Wanger International
------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------
From 8/10/01* to 12/31/01                                 $2.000     $1.700         19
From 1/1/02 to 12/31/02                                   $1.700     $1.446         26
From 1/1/03 to 12/31/03                                   $1.446     $2.126         23
From 1/1/04 to 12/31/04                                   $2.126     $2.735         31
From 1/1/05 to 12/31/05                                   $2.735     $3.282         34
From 1/1/06 to 12/31/06                                   $3.282     $4.446         30
From 1/1/07 to 12/31/07                                   $4.446     $5.106         26
From 1/1/08 to 12/31/08                                   $5.106     $2.743         21
Wanger Select
------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------
From 8/24/01* to 12/31/01                                 $2.000     $2.161         53
From 1/1/02 to 12/31/02                                   $2.161     $1.971         43
From 1/1/03 to 12/31/03                                   $1.971     $2.545         34
From 1/1/04 to 12/31/04                                   $2.545     $2.998         26
From 1/1/05 to 12/31/05                                   $2.998     $3.272         15
From 1/1/06 to 12/31/06                                   $3.272     $3.867         6
From 1/1/07 to 12/31/07                                   $3.867     $4.177         2
From 1/1/08 to 12/31/08                                   $4.177     $2.101         2

*Date subaccount began operations.
+Amount is less than 500 units.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Wanger USA
        -------------------------- ---------- ---------- --------------
        ---------------------------------------------------------------
        From 7/19/01* to 12/31/01    $2.000     $2.021         55
        From 1/1/02 to 12/31/02      $2.021     $1.660         81
        From 1/1/03 to 12/31/03      $1.660     $2.347         69
        From 1/1/04 to 12/31/04      $2.347     $2.743         61
        From 1/1/05 to 12/31/05      $2.743     $3.013         48
        From 1/1/06 to 12/31/06      $3.013     $3.210         42
        From 1/1/07 to 12/31/07      $3.210     $3.341         36
        From 1/1/08 to 12/31/08      $3.341     $1.990         17

*Date subaccount began operations.
+Amount is less than 500 units.
/1/ Available only if the Guaranteed Minimum Payment Rider was elected with Contracts issued prior to May 10, 2004.

APPENDIX D - Illustrations of Annuity Payments Assuming Hypothetical Rates of Return
--------------------------------------------------------------------------------

  The following illustrations have been prepared to show how investment performance affects variable Annuity Payments over time. The monthly Annuity Payments reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return and we do not guarantee that the Contract would earn these returns for any one-year or sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

  The monthly Annuity Payments may be more or less than shown if the actual returns of the investment options are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of variable Annuity Payments will also fluctuate. The amount of Annuity Payments received will depend on cumulative investment returns, how long the Annuitant lives and the Payment Option chosen.

  The Assumed Interest Rate will also affect the amount of variable Annuity Payments. Payments will increase from one Payment Calculation Date to the next if the net investment factor is greater than the Assumed Interest Rate, and will decrease if the net investment factor is less than the Assumed Interest Rate.

  Each of the following illustrations has a different Assumed Interest Rate. The Assumed Interest Rates of 2.5% (available only if the Guaranteed Minimum Payment Rider is elected), 3%, 5% and 6% are highlighted on each illustration page.

  The monthly Annuity Payments reflect the deduction of all fees and expenses. Actual fund fees and expenses will vary from year to year and may be higher or lower than the assumed rate. The illustrations (for the 3%, 5% and 6% examples) assume that each fund will incur expenses at an average annual rate of 0.91% of the average daily net assets. This is a weighted average of the fund expenses shown in the Annual Fund Expenses table (see "Summary of Expenses"). While the expense reimbursement arrangements described are expected to continue at least through 2009, discontinuing one or more of such arrangements will increase the expenses of the fund. Increased fund expenses will reduce performance and reduce monthly payments. The risk and administrative fee is calculated in aggregate, at an annual rate of 1.25% of the average daily net assets of the investment options. After taking these fees and expenses into account, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of -2.15%, 3.78% and 9.91%, respectively. For the purpose of the illustrations, the $24 annual payment charge is taken as a $2 deduction from each variable Annuity Payment.


                          Phoenix Income Choice

                                  Initial Annuity Date:  January 1, 2009

               Initial Variable Annuity Payment Amount:  $1,000

                                        Payment Option:  20 year Specified Period

                           Frequency of Annuity Income:  Annually
                                 Assumed Interest Rate:  2.50%

                                   Average Expense Fee:  0.33%

                           Risk and Administrative Fee:  2.25%


          Annual rate of return before expenses:  0.00%  6.00%  12.00%
          Annual rate of return after expenses:   -2.55% 3.30%  9.14%

                Payment Calculation Date            Annual Payments
          ------------------------------------------------------------
                     January 1, 2009              $1,000 $1,000 $1,000
                     January 1, 2010              $1,000 $1,008 $1,065
                     January 1, 2011              $1,000 $1,016 $1,134
                     January 1, 2012              $1,000 $1,024 $1,207
                     January 1, 2013              $1,000 $1,032 $1,285
                     January 1, 2014              $1,000 $1,040 $1,368
                     January 1, 2015              $1,000 $1,048 $1,457
                     January 1, 2016              $  951 $1,056 $1,551
                     January 1, 2017              $  904 $1,064 $1,651
                     January 1, 2018              $  859 $1,072 $1,758
                     January 1, 2019              $  817 $1,080 $1,872
                     January 1, 2020              $  777 $1,088 $1,993
                     January 1, 2021              $  739 $1,096 $2,122
                     January 1, 2022              $  703 $1,105 $2,259
                     January 1, 2023              $  668 $1,114 $2,405
                     January 1, 2024              $  635 $1,123 $2,561
                     January 1, 2025              $  604 $1,132 $2,727
                     January 1, 2026              $  574 $1,141 $2,904
                     January 1, 2027              $  546 $1,150 $3,092
                     January 1, 2028              $  519 $1,159 $3,292



   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.


                          Phoenix Income Choice

                                  Initial Annuity Date:  January 1, 2009

               Initial Variable Annuity Payment Amount:  $1,000

                                        Payment Option:  20 year Specified Period

                           Frequency of Annuity Income:  Annually
                                 Assumed Interest Rate:  3.00%

                                   Average Expense Fee:  0.91%

                           Risk and Administrative Fee:  1.25%


          Annual rate of return before expenses:  0.00%  6.00%  12.00%
          Annual rate of return after expenses:   -2.15% 3.78%  9.71%

                Payment Calculation Date            Annual Payments
          ------------------------------------------------------------
                     January 1, 2009              $1,000 $1,000 $1,000
                     January 1, 2010              $  950 $1,008 $1,065
                     January 1, 2011              $  903 $1,016 $1,134
                     January 1, 2012              $  858 $1,024 $1,208
                     January 1, 2013              $  815 $1,032 $1,287
                     January 1, 2014              $  774 $1,040 $1,371
                     January 1, 2015              $  735 $1,048 $1,460
                     January 1, 2016              $  698 $1,056 $1,555
                     January 1, 2017              $  663 $1,064 $1,656
                     January 1, 2018              $  630 $1,072 $1,764
                     January 1, 2019              $  599 $1,080 $1,879
                     January 1, 2020              $  569 $1,088 $2,001
                     January 1, 2021              $  541 $1,096 $2,131
                     January 1, 2022              $  514 $1,104 $2,270
                     January 1, 2023              $  488 $1,112 $2,418
                     January 1, 2024              $  464 $1,120 $2,576
                     January 1, 2025              $  441 $1,128 $2,744
                     January 1, 2026              $  419 $1,137 $2,923
                     January 1, 2027              $  398 $1,146 $3,113
                     January 1, 2028              $  378 $1,155 $3,316



   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.


                          Phoenix Income Choice

                                  Initial Annuity Date:  January 1, 2009

               Initial Variable Annuity Payment Amount:  $1,000

                                        Payment Option:  20 year Specified Period

                           Frequency of Annuity Income:  Annually
                                 Assumed Interest Rate:  5.00%

                                   Average Expense Fee:  0.91%

                           Risk and Administrative Fee:  1.25%


          Annual rate of return before expenses:  0.00%  6.00%  12.00%
          Annual rate of return after expenses:   -2.15% 3.78%  9.71%

                Payment Calculation Date            Annual Payments
          ------------------------------------------------------------
                     January 1, 2009              $1,000 $1,000 $1,000
                     January 1, 2010              $  932 $  988 $1,045
                     January 1, 2011              $  869 $  977 $1,092
                     January 1, 2012              $  810 $  966 $1,141
                     January 1, 2013              $  755 $  955 $1,192
                     January 1, 2014              $  704 $  944 $1,245
                     January 1, 2015              $  656 $  933 $1,301
                     January 1, 2016              $  611 $  922 $1,359
                     January 1, 2017              $  569 $  911 $1,420
                     January 1, 2018              $  530 $  900 $1,484
                     January 1, 2019              $  494 $  890 $1,551
                     January 1, 2020              $  460 $  880 $1,621
                     January 1, 2021              $  429 $  870 $1,694
                     January 1, 2022              $  400 $  860 $1,770
                     January 1, 2023              $  373 $  850 $1,849
                     January 1, 2024              $  348 $  840 $1,932
                     January 1, 2025              $  324 $  830 $2,019
                     January 1, 2026              $  302 $  820 $2,110
                     January 1, 2027              $  281 $  810 $2,205
                     January 1, 2028              $  262 $  801 $2,304



   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.


                          Phoenix Income Choice

                                  Initial Annuity Date:  January 1, 2009

               Initial Variable Annuity Payment Amount:  $1,000

                                        Payment Option:  20 year Specified Period

                           Frequency of Annuity Income:  Annually
                                 Assumed Interest Rate:  6.00%

                                   Average Expense Fee:  0.91%

                           Risk and Administrative Fee:  1.25%


          Annual rate of return before expenses:  0.00%  6.00%  12.00%
          Annual rate of return after expenses:   -2.15% 3.78%  9.71%

                Payment Calculation Date            Annual Payments
          ------------------------------------------------------------
                     January 1, 2009              $1,000 $1,000 $1,000
                     January 1, 2010              $  923 $  979 $1,035
                     January 1, 2011              $  852 $  958 $1,071
                     January 1, 2012              $  786 $  938 $1,108
                     January 1, 2013              $  726 $  918 $1,147
                     January 1, 2014              $  670 $  899 $1,187
                     January 1, 2015              $  618 $  880 $1,229
                     January 1, 2016              $  570 $  862 $1,272
                     January 1, 2017              $  526 $  844 $1,317
                     January 1, 2018              $  486 $  826 $1,363
                     January 1, 2019              $  449 $  809 $1,411
                     January 1, 2020              $  414 $  792 $1,460
                     January 1, 2021              $  382 $  775 $1,511
                     January 1, 2022              $  353 $  759 $1,564
                     January 1, 2023              $  326 $  743 $1,619
                     January 1, 2024              $  301 $  727 $1,676
                     January 1, 2025              $  278 $  712 $1,735
                     January 1, 2026              $  257 $  697 $1,796
                     January 1, 2027              $  237 $  682 $1,859
                     January 1, 2028              $  219 $  668 $1,924



   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

                                    PART B

                           Phoenix Income Choice(R)

                        PHL Variable Insurance Company

             PHL Variable Accumulation Account (Separate Account)

         Single Premium Immediate Fixed And Variable Annuity Contract

                      Statement of Additional Information

                               -----------------


 Home Office:                                  PHL Variable Insurance Company
 PHL Variable Insurance Company                   Annuity Operations Division
 One American Row                                                 PO Box 8027
 Hartford, Connecticut 06102-5056            Boston, Massachusetts 02266-8027



                                  May 1, 2009

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2009. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800-541-0171.


                               -----------------

                               TABLE OF CONTENTS


                                       Page
-------------------------------------------

PHL Variable Insurance Company            2
Underwriter...........................    2
Services..............................    2
Performance History for Contracts.....    3
Calculation of Yield and Return.......    8
Calculation of Annuity Payments.......    9
Experts...............................    9
Separate Account Financial Statements. SA-1
Company Financial Statements..........  F-1


                               -----------------

PHL Variable Insurance Company
--------------------------------------------------------------------------------


PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06102-5056.


We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc.

Underwriter
--------------------------------------------------------------------------------


Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated February 5, 2009. PEPCO is a directly wholly owned subsidiary of PFG Holdings, Inc. ("PFG"). PFG is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix. PEPCO's business address is One American Row, Hartford, CT 06102.

PEPCO, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions.


Services
--------------------------------------------------------------------------------

Servicing Agent
The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the Fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.7 million
 -----------------------------------------------------------------------------
                 2007                               $1.7 million
 -----------------------------------------------------------------------------
                 2008                               $1.3 million
 -----------------------------------------------------------------------------



For 2009, there was a change in the fee structure and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each Fund.


Other Service Providers
Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------
                 2008                                 $ 70,000
 -----------------------------------------------------------------------------



Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing claims, premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------
                 2008                                $355,003.04
 -----------------------------------------------------------------------------



Under an Administrative and Accounting Services Agreement between PFPC, INC.
(PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $537,086.62
 -----------------------------------------------------------------------------
                 2007                                $560,416.07
 -----------------------------------------------------------------------------
                 2008                                $511,823.50
 -----------------------------------------------------------------------------



Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the "Phoenix Companies") have entered into an agreement with Alliance-One Services, Inc. 8616 Freeport Parkway, Irving, Texas 75063 ("Alliance-One") wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services. Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year and was paid $42,500 in 2008 for rendering such services.

Performance History for Contracts
--------------------------------------------------------------------------------

From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Investment Option, as yield of the Phoenix Multi-Sector Fixed Income Investment Option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income Investment Option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period (net investment income) and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

When an investment option advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the investment option has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which vary by state).

Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

Standardized Average Annual Total Return for the Period Ended December 31, 2008



---------------------------------------------------------------------------------------------------------------------
                                                                        Inception                             Since
                          Investment Option                               Date*    1 Year  5 Years 10 Years Inception
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -47.23% -6.30%             -4.75%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -35.88%                    -9.69%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -34.39%                    -3.15%
---------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -49.65% -0.32%             -6.62%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                           -31.21%
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                           -41.57%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -42.32% -4.25%             -2.14%
---------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                           -33.74%
---------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -4.06%  2.18%              3.88%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -32.07% -2.65%             -0.46%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -47.34% -1.61%             -1.62%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -58.77% -9.21%             -8.87%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -51.58% -6.65%             -8.72%
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -11.27%                    -3.88%
---------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                           -33.70%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -35.44%                   -10.16%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -41.70%                    -9.81%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -24.30%                    -2.34%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -41.65%                    -6.74%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -44.34%                    -8.58%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                   5/1/2000 -42.28% -2.69%              1.34%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -42.51%                   -14.55%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -44.45%                   -20.39%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -50.14%                   -18.29%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -45.24%                   -16.18%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -43.10%                   -19.19%
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                            12/7/1994 -45.65% -7.70%   -8.12%    -0.40%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -43.33%                   -11.97%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -37.76%                    -9.85%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -22.71%                    -4.32%
---------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -31.71%                    -7.24%
---------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -40.28% -3.06%   -1.97%    -0.20%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -48.12% -6.24%   -2.76%    -0.85%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              12/7/1994  -6.07%  1.08%    1.83%     2.43%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                 12/7/1994 -24.67% -2.11%    2.70%     4.37%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -18.63% -1.11%             -0.42%
---------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -49.46% -3.89%              3.88%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      12/7/1994 -31.57% -2.40%    0.34%     4.54%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                    12/7/1994 -44.00%  3.18%    0.45%     4.34%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -42.08%  0.59%    8.46%     8.99%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -40.76% -2.25%    3.68%     2.14%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -43.02% -3.18%              3.92%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -41.01% -3.83%    0.36%     1.19%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                               7/14/1997 -42.46% -4.91%   -3.92%    -0.74%
---------------------------------------------------------------------------------------------------------------------

Standardized Average Annual Total Return for the Period Ended December 31, 2008
                                  (continued)



--------------------------------------------------------------------------------------------------------------
                                                                  Inception                            Since
                       Investment Option                            Date*   1 Year  5 Years 10 Years Inception
--------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)  4/28/2006 -48.48%                   -16.88%
--------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                       4/28/2006 -14.74%                    -1.31%
--------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                      4/28/2006  -3.66%                     3.44%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund    6/2/2003 -35.94% -11.14%            -9.04%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     6/2/2003 -58.23%  -9.87%            -5.46%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          6/2/2003 -45.61%  -1.49%             1.43%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                          9/10/2007 -30.20%                   -22.40%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              9/10/2007  -4.94%                    -1.43%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                      9/10/2007 -38.54%                   -29.33%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                    9/10/2007 -50.50%                   -37.38%
--------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     9/10/2007 -37.86%                   -29.17%
--------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)                   3/24/2008                           -36.54%
--------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)             5/1/1997 -56.60%   2.52%  4.78%     -1.62%
--------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                        5/1/1997 -45.28%  -0.13%  0.43%      1.73%
--------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund (Class 2)                   5/1/1997 -31.25%   1.76%  3.89%      4.47%
--------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)                         5/1/2000 -47.07%  -3.75%            -1.06%
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)             4/28/2006 -29.03%                    -8.28%
--------------------------------------------------------------------------------------------------------------
Wanger International                                               5/1/1995 -50.08%   4.71%  7.15%     10.43%
--------------------------------------------------------------------------------------------------------------
Wanger International Select                                        2/1/1999 -48.93%   4.08%             6.51%
--------------------------------------------------------------------------------------------------------------
Wanger Select                                                      2/1/1999 -53.26%  -4.38%             4.18%
--------------------------------------------------------------------------------------------------------------
Wanger USA                                                         5/1/1995 -44.65%  -3.87%  1.93%      7.77%
--------------------------------------------------------------------------------------------------------------

--------

* Date investment option was added to the Separate Account.

  Non-Standardized Annual Total Return for the Period Ended December 31, 2008



---------------------------------------------------------------------------------------------------------------------------
               Investment Option                   1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I
Shares)                                           42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.98% 10.61% -43.21%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)       32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%  6.76% -31.02%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I
Shares)                                                                  -12.21% 25.74% 12.40%  6.28%  9.86%  8.17% -29.41%
---------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation
Portfolio (Class O Shares)                        75.85% -25.78% -16.99% -34.74% 33.04%  6.84% 13.02% 17.78% 31.86% -45.82%
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
Strategy Portfolio (Class B)                                                                    5.69% 12.35%  3.95% -31.20%
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation
Strategy Portfolio (Class B)                                                                    9.55% 15.87%  3.53% -44.25%
---------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%  3.97% -37.94%
---------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                 18.67%  -5.06%   0.79% -21.57% 44.61% 16.29%  2.97% 16.04% -3.12% -34.37%
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                     -1.83%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%  4.95%   2.98%
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
(Primary Shares)                                   1.05% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.42%  2.13% -26.92%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service
Class)                                            22.61%  -7.87% -13.47% -10.56% 26.75% 13.90% 15.39% 10.20% 16.03% -43.33%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Service Class)                                    2.89% -18.21% -15.52% -22.89% 28.04%  5.72%  7.51%  3.99% 21.50% -55.62%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service
Class)                                            35.58% -12.17% -18.76% -31.07% 31.12%  1.97%  4.36%  5.40% 25.28% -47.90%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond
Portfolio (Service Class)                                          6.95%   8.83%  3.76%  3.02%  0.82%  3.01%  2.90%  -4.55%
---------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund
(Class 2)                                                                                              3.90% 12.90% -35.17%
---------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                 17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%  2.45% -30.54%
---------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity
Portfolio (Service Shares)                         3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62% -8.37% -37.27%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio
(Class VC Shares)                                                          6.58% 16.54%  6.54%  0.05%  7.97%  4.85% -18.57%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
(Class VC Shares)                                 15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%  2.14% -37.22%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio
(Class VC Shares)                                         50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83% -0.68% -40.12%
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)           12.17%  11.85%   5.70% -12.91% 23.58% 11.22%  9.18% 16.90%  2.18% -37.90%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
(Class S)                                                                        29.76% 14.11%  6.81% 11.61%  5.79% -38.15%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth
Portfolio (Class S)                                                              23.51% 10.48%  1.62%  3.94% -0.75% -40.23%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
(Service Shares)                                                         -27.99% 29.07%  5.29%  3.56%  6.34% 12.43% -46.34%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
(Service Shares)                                                 -13.27% -23.33% 41.09% 17.40% 12.65% 15.90%  4.75% -41.08%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
Fund(R)/VA (Service Shares)                                              -16.97% 42.45% 17.70%  8.36% 13.23% -2.63% -38.78%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     28.08% -18.81% -35.41% -25.75% 24.91%  3.66%  2.42%  1.93%  9.36% -41.52%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                             7.08% -39.03%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Growth                                                                                                        6.97% -33.03%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                      6.62% -16.85%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                               7.14% -26.53%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                  15.56%  -7.77%  -9.32% -23.48% 25.87%  9.10%  3.50% 15.72%  5.32% -35.75%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                     43.84%  12.34% -26.07% -33.34% 27.22%  5.39%  2.88%  2.83% 20.27% -44.18%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                        3.52%   4.72%   2.52%   0.15% -0.57% -0.47%  1.30%  3.11%  3.56%   0.97%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series           4.15%   5.16%   4.76%   8.62% 13.14%  5.50%  0.52%  5.51%  2.41% -18.96%
---------------------------------------------------------------------------------------------------------------------------

  Non-Standardized Annual Total Return for the Period Ended December 31, 2008
                                  (continued)



----------------------------------------------------------------------------------------------------------------------
           Investment Option               1999    2000    2001    2002    2003   2004    2005   2006   2007    2008
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                                                             4.02%  0.10%  4.40%   2.68% -12.46%
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                           51.47%   0.84% 14.20% 17.96%  14.64% -45.62%
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         9.88%  -0.66%   0.59% -12.68% 18.37%   6.12%  0.52% 11.28%   4.65% -26.38%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series      27.91% -16.86% -25.00% -15.87% 30.22%  19.27% 17.09% 25.79%  13.50% -39.75%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                           3.48%  29.18%   5.28%  10.68% 36.54%  33.01% 13.66% 35.36% -16.77% -37.68%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
Value Series                              -11.40%  15.46%  21.45%  -9.69% 39.21%  18.90%  6.39% 13.48%   0.72% -36.26%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value Series                                               14.31%  -9.68% 42.06%  21.14%  6.12% 15.29%  -3.33% -38.69%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series         22.79%  30.55% -18.99% -22.91% 22.33%  11.50%  4.11% 19.39%  -3.45% -36.54%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
Series                                     17.36% -12.57% -13.01% -24.64% 24.65%   8.46%  2.40% 12.79%   3.55% -38.09%
----------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy
Portfolio (Advisor Class)                                                                               21.60% -44.56%
----------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor
Class)                                                                                                   9.14%  -8.29%
----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor
Class)                                                                                                   7.27%   3.38%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Strategy Fund                                                          -11.78% -6.42%  6.76%  -5.71% -31.08%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund             21.73% -21.29% -24.54% -36.52% 37.46%  13.19%  2.67% 17.79%  -0.15% -55.05%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                                      28.28%   9.33% 12.29% 10.00%  21.20% -41.48%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                           6.10%  4.34% 10.10%   8.30% -24.91%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                               3.45%  0.54%  2.41%   6.26%   2.10%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common
Stock Fund                                                 -9.25% -18.36% 29.80%   8.29%  6.31% 14.70%  10.42% -33.88%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap
Growth Fund                                               -25.21% -25.03% 40.09%  10.93%  2.48%  4.29%  22.33% -46.73%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small
Company Fund                                                4.03% -15.00% 37.72%  14.47%  6.87% 14.73%   7.57% -33.14%
----------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio
(Class I)                                          14.45%  -2.41% -16.20% 33.07%  14.32% 10.56%  8.36%   6.04% -36.34%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund (Class 2)                             51.40% -32.89%  -9.24%  -1.40% 51.08%  23.15% 25.84% 26.49%  27.17% -53.30%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
(Class 2)                                  21.72%  -3.58% -17.05% -19.58% 30.56%  17.05%  8.80% 19.93%  14.01% -41.12%
----------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
(Class 2)                                  21.03%  -1.19% -11.08%  -5.58% 30.31%  14.27%  2.26% 19.60%   8.63% -26.03%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
(Class 2)                                  19.34%   0.22%  -2.54% -19.51% 30.49%  14.58%  7.51% 20.29%   1.06% -43.05%
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
Portfolio (Class II)                                                              10.13%  6.05% 11.18%   2.06% -23.65%
----------------------------------------------------------------------------------------------------------------------
Wanger International                      123.71% -28.75% -22.26% -14.91% 47.01%  28.64% 20.01% 35.45%  14.85% -46.28%
----------------------------------------------------------------------------------------------------------------------
Wanger International Select                        -2.80% -27.54% -16.35% 39.47%  22.78% 14.98% 34.31%  20.25% -45.04%
----------------------------------------------------------------------------------------------------------------------
Wanger Select                                       8.10%   7.72%  -8.77% 29.09%  17.82%  9.11% 18.21%   8.02% -49.70%
----------------------------------------------------------------------------------------------------------------------
Wanger USA                                 23.53%  -9.30%   9.99% -17.85% 41.43%  16.85%  9.87%  6.53%   4.06% -40.44%
----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                 2.49%   3.69%   1.48%  -0.86% -1.58%  -1.47%  0.28%  2.07%   2.51%  -0.05%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
Series                                     16.19% -13.44% -13.89% -25.40% 23.39%   7.37%  1.36% 11.65%   2.50% -38.72%
----------------------------------------------------------------------------------------------------------------------


Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Calculation of Yield and Return
--------------------------------------------------------------------------------

Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a risk and administrative fee equal to 1.25% on an annual basis.

The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:


The following is an example of how return/yield calculations for the Phoenix Money Market Investment Option are calculated, based on the 7-day period ending December 31, 2008:



          Value of hypothetical pre-existing account with
            exactly one Unit at the beginning of the
            period:....................................... $ 1.000000
          Value of the same account (excluding capital
            changes) at the end of the 7-day period:......   0.999919
          Calculation:
          Ending account value............................   0.999919
          Less beginning account value....................   1.000000
          Net change in account value.....................  -0.000081
          Base period return:
          (adjusted change/beginning account value).......  -0.000081
          Current yield = return x (365/7) =..............     -0.42%
          Effective yield = [(1 + return)/365/7/] - 1 =...     -0.42%


Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)We assume a hypothetical $1,000 initial investment in the investment option;

(2)We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3)We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4)To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

      R = ((ERV / II)/(1/n)/) - 1

Where:

          II  =   a hypothetical initial payment of $1,000
          R   =   average annual total return for the period
          n   =   number of years in the period
          ERV =   ending redeemable value of the hypothetical $1,000
                  for the period [see (2) and (3) above]

We normally calculate total return for one, five and ten-year periods for each investment option. If an investment option has not been available for at least ten years, we will provide total returns for other relevant periods.

Performance Information

Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

   The Dow Jones Industrial Average/SM 1/
   First Boston High Yield Index
   Salomon Brothers Corporate Index
   Salomon Brothers Government Bond Index
   Standard & Poor's 500 Index(R) (S&P 500)/2/

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Financial World
   Forbes
   Fortune
   Investor's Business Daily
   Money
   Personal Investor
   Registered Representative
   The New York Times
   The Wall Street Journal
   U.S. News and World Report

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

   The Dow Jones Industrial Average/SM/
   First Boston High Yield Index
   Salomon Brothers Corporate Index
   Salomon Brothers Government Bond Index
   S&P 500

We may use historical performance of the investment options, the S&P 500, or other recognized investment benchmark portfolio to illustrate periodic annuity income amounts. We will reflect the 1.40% Risk and Administrative Fee and actual or assumed investment option expenses in all illustrations.

/1/ The Dow Jones Industrial Average/SM/ (DJIA/SM/) is an unweighted index of
    30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for factors such as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA/SM/.

/2/ The S&P 500 is a free-float market capitalization-weightedindex composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Calculation of Annuity Payments
--------------------------------------------------------------------------------

See the prospectus section titled "The Annuity Period" for a description of the payment options.

You elect a payment option when you purchase your contract as described in your prospectus. You may not change the payment option after the contract has been issued.

On the contract date, the number of annuity units is set. The number of annuity units for each investment option and/or the FIA is equal to (a) multiplied by
(b) divided by (c).

(a)is the portion of the premium allocated to the investment option of FIA;

(b)is the applicable payment option rate; and

(c)is the annuity unit value of the investment option or FIA.

Thereafter, the number of annuity units in each investment option and/or FIA remains unchanged unless one of the following occurs:

1.you make transfers to or from the investment option;

2.you make withdrawals from the investment option or FIA; or

3.you change the period certain under Payment Option E--Annuity for a Specified
  Period Certain.

The annuity payment is equal to the number of annuity units in each investment option and/or FIA multiplied by the annuity unit value on the payment calculation date. Variable annuity payments vary with the investment experience of the investment options. Payments may be either higher or lower than the previous payment.

Experts
--------------------------------------------------------------------------------


The financial statements of PHL Variable Accumulation Account as of December 31, 2008 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


Michele Drummey, Counsel, PHL Variable Insurance Company, provided advice on certain matters relating to federal securities and state regulations in connection with the contracts described in this prospectus.

[LOGO]

--------------------------------------------------------------------------------
                                                                  ANNUAL REPORT

                                                                   PHL VARIABLE

                                                           ACCUMULATION ACCOUNT

                                                              December 31, 2008

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008



                                                               AIM V.I. Capital   AIM V.I. Core Equity  AIM V.I. Mid Cap
                                                              Appreciation Fund -   Fund - Series I    Core Equity Fund -
                                                                Series I Shares          Shares         Series I Shares
                                                              ------------------- -------------------- ------------------
Assets:
   Investments at fair value                                   $     35,191,686     $      8,117,709    $      3,622,951
                                                              ------------------- -------------------- ------------------
   Total Assets                                                $     35,191,686     $      8,117,709    $      3,622,951
Liabilities:
   Payable to PHL Variable Insurance Company                   $            108     $              -    $              -
                                                              ------------------- -------------------- ------------------
         Total Net Assets                                      $     35,191,578     $      8,117,709    $      3,622,951
                                                              =================== ==================== ==================
Net Assets:
   Accumulation Units                                          $     35,141,624     $      8,102,596    $      3,538,760
   Contracts in payout (annuitization period)                  $         49,954     $         15,113    $         84,191
                                                              ------------------- -------------------- ------------------
         Total Net Assets                                      $     35,191,578     $      8,117,709    $      3,622,951
                                                              =================== ==================== ==================
                                                              =================== ==================== ==================
         Units Outstanding                                           25,066,586           10,155,107           4,009,886
                                                              =================== ==================== ==================
   Investment shares held                                             2,083,582              411,021             421,764
   Investments at cost                                         $     45,357,178     $     10,273,679    $      5,340,122

         Unit Value
             Asset Manager Option 1                            $              -     $              -    $           0.93
             Asset Manager Option 2                            $              -     $              -    $              -
             Freedom Edge(R)                                   $           0.81     $           0.79    $              -
             Phoenix Dimensions(R) Option 1                    $           0.73     $           0.80    $              -
             Phoenix Dimensions(R) Option 2                    $           0.72     $              -    $              -
             Phoenix Dimensions(R) Option 3                    $              -     $              -    $              -
             Phoenix Dimensions(R) Option 4                    $           0.71     $              -    $              -
             Phoenix Income Choice(R)                          $           1.32     $           0.80    $           0.91
             Phoenix Investor's Edge(R) Option 1               $           1.42     $           0.79    $           0.89
             Phoenix Investor's Edge(R) Option 2               $           1.41     $           0.79    $           0.89
             Phoenix Investor's Edge(R) Option 3               $           1.39     $           0.78    $           0.88
             Phoenix Investor's Edge(R) Option 4               $           1.40     $           0.79    $           0.88
             Phoenix Premium Edge(R)                           $           1.22     $           0.79    $           0.89
             Phoenix Spectrum Edge(R) Option 1                 $           1.48     $           0.80    $           0.91
             Phoenix Spectrum Edge(R) Option 2                 $           1.46     $           0.80    $           0.91
             Phoenix Spectrum Edge(R) Option 3                 $           1.45     $           0.80    $           0.90
             Phoenix Spectrum Edge(R) Option 4                 $           1.46     $           0.80    $              -
             Phoenix Spectrum Edge(R) + Option 1               $           0.58     $              -    $              -
             Phoenix Spectrum Edge(R) + Option 2               $           0.58     $              -    $              -
             Retirement Planner's Edge                         $           1.30     $           0.80    $           0.90
             The Big Edge Choice(R)                            $           1.32     $           0.80    $           0.90
             The Phoenix Edge(R)--VA Option 1                  $           1.30     $           0.81    $           0.92
             The Phoenix Edge(R)--VA Option 2                  $           1.26     $           0.80    $           0.91
             The Phoenix Edge(R)--VA Option 3                  $           1.31     $           0.80    $              -

                                                                 Alger American
                                                              Capital Appreciation
                                                              Portfolio - Class O
                                                                     Shares
                                                              --------------------
Assets:
   Investments at fair value                                    $      6,339,327
                                                              --------------------
   Total Assets                                                 $      6,339,327
Liabilities:
   Payable to PHL Variable Insurance Company                    $              -
                                                              --------------------
         Total Net Assets                                       $      6,339,327
                                                              ====================
Net Assets:
   Accumulation Units                                           $      6,276,206
   Contracts in payout (annuitization period)                   $         63,121
                                                              --------------------
         Total Net Assets                                       $      6,339,327
                                                              ====================
                                                              ====================
         Units Outstanding                                             5,201,787
                                                              ====================
   Investment shares held                                                208,599
   Investments at cost                                          $      5,458,633

         Unit Value
             Asset Manager Option 1                             $              -
             Asset Manager Option 2                             $              -
             Freedom Edge(R)                                    $              -
             Phoenix Dimensions(R) Option 1                     $              -
             Phoenix Dimensions(R) Option 2                     $              -
             Phoenix Dimensions(R) Option 3                     $              -
             Phoenix Dimensions(R) Option 4                     $              -
             Phoenix Income Choice(R)                           $           1.65
             Phoenix Investor's Edge(R) Option 1                $           1.76
             Phoenix Investor's Edge(R) Option 2                $           1.74
             Phoenix Investor's Edge(R) Option 3                $           1.72
             Phoenix Investor's Edge(R) Option 4                $              -
             Phoenix Premium Edge(R)                            $           1.09
             Phoenix Spectrum Edge(R) Option 1                  $           1.83
             Phoenix Spectrum Edge(R) Option 2                  $           1.81
             Phoenix Spectrum Edge(R) Option 3                  $           1.79
             Phoenix Spectrum Edge(R) Option 4                  $              -
             Phoenix Spectrum Edge(R) + Option 1                $              -
             Phoenix Spectrum Edge(R) + Option 2                $              -
             Retirement Planner's Edge                          $           1.08
             The Big Edge Choice(R)                             $           1.11
             The Phoenix Edge(R)--VA Option 1                   $           1.16
             The Phoenix Edge(R)--VA Option 2                   $           1.12
             The Phoenix Edge(R)--VA Option 3                   $           1.11

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                                    AllianceBernstein
                                                               AllianceBernstein        VPS Wealth
                                                                  VPS Balanced         Appreciation
                                                                Wealth Strategy    Strategy Portfolio - DWS Equity 500 Index
                                                              Portfolio -  Class B       Class B         Fund VIP - Class A
                                                              -------------------- -------------------- --------------------
Assets:
   Investments at fair value                                    $      2,170,396     $        869,336     $     47,286,812
                                                              -------------------- -------------------- --------------------
   Total Assets                                                 $      2,170,396     $        869,336     $     47,286,812
Liabilities:
   Payable to PHL Variable Insurance Company                    $              -     $              -     $            357
                                                              -------------------- -------------------- --------------------
         Total Net Assets                                       $      2,170,396     $        869,336     $     47,286,455
                                                              ==================== ==================== ====================
Net Assets:
   Accumulation Units                                           $      2,170,396     $        869,336     $     46,429,058
   Contracts in payout (annuitization period)                   $              -     $              -     $        857,397
                                                              -------------------- -------------------- --------------------
         Total Net Assets                                       $      2,170,396     $        869,336     $     47,286,455
                                                              ==================== ==================== ====================
                                                              ==================== ==================== ====================
         Units Outstanding                                             2,909,743            1,360,720           30,056,722
                                                              ==================== ==================== ====================
   Investment shares held                                                252,964              139,317            4,951,498
   Investments at cost                                          $      2,607,058     $      1,117,200     $     60,557,220

         Unit Value
             Asset Manager Option 1                             $              -     $              -     $              -
             Asset Manager Option 2                             $              -     $              -     $              -
             Freedom Edge(R)                                    $              -     $           0.64     $           0.91
             Phoenix Dimensions(R) Option 1                     $           0.75     $           0.64     $           0.77
             Phoenix Dimensions(R) Option 2                     $           0.75     $           0.64     $           0.76
             Phoenix Dimensions(R) Option 3                     $              -     $              -     $              -
             Phoenix Dimensions(R) Option 4                     $           0.75     $           0.64     $           0.75
             Phoenix Income Choice(R)                           $              -     $              -     $           1.72
             Phoenix Income Choice(R) with GPAF                 $              -     $              -     $           0.79
             Phoenix Investor's Edge(R) Option 1                $           0.75     $           0.64     $           1.59
             Phoenix Investor's Edge(R) Option 2                $           0.75     $              -     $           1.58
             Phoenix Investor's Edge(R) Option 3                $              -     $              -     $           1.56
             Phoenix Investor's Edge(R) Option 4                $              -     $              -     $           1.57
             Phoenix Premium Edge(R)                            $           0.75     $           0.64     $           1.67
             Phoenix Spectrum Edge(R) Option 1                  $              -     $              -     $           1.66
             Phoenix Spectrum Edge(R) Option 2                  $           0.75     $              -     $           1.64
             Phoenix Spectrum Edge(R) Option 3                  $              -     $              -     $           1.62
             Phoenix Spectrum Edge(R) Option 4                  $              -     $              -     $           1.63
             Phoenix Spectrum Edge(R) + Option 1                $              -     $              -     $              -
             Phoenix Spectrum Edge(R) + Option 2                $              -     $              -     $           0.60
             Retirement Planner's Edge                          $              -     $              -     $           1.70
             The Big Edge Choice(R)                             $           0.75     $           0.64     $           1.70
             The Phoenix Edge(R)--VA Option 1                   $           0.75     $           0.64     $           1.76
             The Phoenix Edge(R)--VA Option 2                   $           0.75     $           0.64     $           1.72
             The Phoenix Edge(R)--VA Option 3                   $           0.75     $              -     $           1.70



                                                                 DWS Small Cap
                                                              Index VIP - Class A
                                                              -------------------
Assets:
   Investments at fair value                                   $        115,885
                                                              -------------------
   Total Assets                                                $        115,885
Liabilities:
   Payable to PHL Variable Insurance Company                   $              -
                                                              -------------------
         Total Net Assets                                      $        115,885
                                                              ===================
Net Assets:
   Accumulation Units                                          $        115,885
   Contracts in payout (annuitization period)                  $              -
                                                              -------------------
         Total Net Assets                                      $        115,885
                                                              ===================
                                                              ===================
         Units Outstanding                                              158,308
                                                              ===================
   Investment shares held                                                13,428
   Investments at cost                                         $        158,450

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $              -
             Freedom Edge(R)                                   $              -
             Phoenix Dimensions(R) Option 1                    $           0.73
             Phoenix Dimensions(R) Option 2                    $              -
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $              -
             Phoenix Income Choice(R)                          $              -
             Phoenix Income Choice(R) with GPAF                $              -
             Phoenix Investor's Edge(R) Option 1               $              -
             Phoenix Investor's Edge(R) Option 2               $              -
             Phoenix Investor's Edge(R) Option 3               $              -
             Phoenix Investor's Edge(R) Option 4               $              -
             Phoenix Premium Edge(R)                           $           0.73
             Phoenix Spectrum Edge(R) Option 1                 $           0.73
             Phoenix Spectrum Edge(R) Option 2                 $           0.73
             Phoenix Spectrum Edge(R) Option 3                 $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -
             Phoenix Spectrum Edge(R) + Option 1               $              -
             Phoenix Spectrum Edge(R) + Option 2               $              -
             Retirement Planner's Edge                         $              -
             The Big Edge Choice(R)                            $           0.73
             The Phoenix Edge(R)--VA Option 1                  $              -
             The Phoenix Edge(R)--VA Option 2                  $              -
             The Phoenix Edge(R)--VA Option 3                  $           0.73

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                                                       Fidelity(R) VIP
                                                              Federated Fund for   Federated High       Contrafund(R)
                                                               U.S. Government    Income Bond Fund   Portfolio -  Service
                                                                Securities II    II - Primary Shares        Class
                                                              ------------------ ------------------- --------------------
Assets:
   Investments at fair value                                   $    184,073,617   $     11,022,318     $     48,278,567
                                                              ------------------ ------------------- --------------------
   Total Assets                                                $    184,073,617   $     11,022,318     $     48,278,567
Liabilities:
   Payable to PHL Variable Insurance Company                   $            519   $              1     $              2
                                                              ------------------ ------------------- --------------------
         Total Net Assets                                      $    184,073,098   $     11,022,317     $     48,278,565
                                                              ================== =================== ====================
Net Assets:
   Accumulation Units                                          $    183,597,124   $     10,985,657     $     48,150,887
   Contracts in payout (annuitization period)                  $        475,974   $         36,660     $        127,678
                                                              ------------------ ------------------- --------------------
         Total Net Assets                                      $    184,073,098   $     11,022,317     $     48,278,565
                                                              ================== =================== ====================
                                                              ================== =================== ====================
         Units Outstanding                                           74,789,962          5,659,479           27,723,994
                                                              ================== =================== ====================
   Investment shares held                                            16,076,297          2,191,314            3,149,287
   Investments at cost                                         $    182,955,572   $     16,276,148     $     76,149,380

         Unit Value
             Asset Manager Option 1                            $           2.48   $              -     $              -
             Asset Manager Option 2                            $              -   $           2.37     $              -
             Freedom Edge(R)                                   $           1.14   $           0.95     $           1.05
             Phoenix Dimensions(R) Option 1                    $           1.11   $           0.84     $           0.82
             Phoenix Dimensions(R) Option 2                    $           1.10   $           0.83     $           0.81
             Phoenix Dimensions(R) Option 3                    $              -   $           0.83     $              -
             Phoenix Dimensions(R) Option 4                    $           1.09   $              -     $           0.80
             Phoenix Income Choice(R)                          $           2.57   $           2.16     $           2.09
             Phoenix Investor's Edge(R) Option 1               $           2.40   $           2.11     $           2.15
             Phoenix Investor's Edge(R) Option 2               $           2.38   $           2.09     $           2.13
             Phoenix Investor's Edge(R) Option 3               $           2.35   $           2.07     $           2.11
             Phoenix Investor's Edge(R) Option 4               $           2.37   $           2.08     $           2.12
             Phoenix Premium Edge(R)                           $           2.70   $           1.93     $           1.69
             Phoenix Spectrum Edge(R) Option 1                 $           2.50   $           2.20     $           2.24
             Phoenix Spectrum Edge(R) Option 2                 $           2.47   $           2.17     $           2.22
             Phoenix Spectrum Edge(R) Option 3                 $           2.45   $           2.15     $           2.19
             Phoenix Spectrum Edge(R) Option 4                 $           2.46   $           2.16     $           2.21
             Phoenix Spectrum Edge(R) + Option 1               $           1.07   $           0.72     $           0.61
             Phoenix Spectrum Edge(R) + Option 2               $           1.07   $           0.72     $           0.61
             Retirement Planner's Edge                         $           2.82   $           1.96     $           1.74
             The Big Edge Choice(R)                            $           2.84   $           1.91     $           1.72
             The Phoenix Edge(R)--VA Option 1                  $           3.02   $           2.07     $           1.82
             The Phoenix Edge(R)--VA Option 2                  $           2.87   $           2.01     $           1.74
             The Phoenix Edge(R)--VA Option 3                  $           2.88   $           2.01     $           1.73

                                                              Fidelity(R) VIP Growth
                                                                  Opportunities
                                                               Portfolio - Service
                                                                      Class
                                                              ----------------------
Assets:
   Investments at fair value                                     $     75,492,155
                                                              ----------------------
   Total Assets                                                  $     75,492,155
Liabilities:
   Payable to PHL Variable Insurance Company                     $            112
                                                              ----------------------
         Total Net Assets                                        $     75,492,043
                                                              ======================
Net Assets:
   Accumulation Units                                            $     75,457,940
   Contracts in payout (annuitization period)                    $         34,103
                                                              ----------------------
         Total Net Assets                                        $     75,492,043
                                                              ======================
                                                              ======================
         Units Outstanding                                             97,265,692
                                                              ======================
   Investment shares held                                               7,571,933
   Investments at cost                                           $    128,353,447

         Unit Value
             Asset Manager Option 1                              $              -
             Asset Manager Option 2                              $              -
             Freedom Edge(R)                                     $           0.70
             Phoenix Dimensions(R) Option 1                      $           0.61
             Phoenix Dimensions(R) Option 2                      $           0.60
             Phoenix Dimensions(R) Option 3                      $           0.60
             Phoenix Dimensions(R) Option 4                      $           0.60
             Phoenix Income Choice(R)                            $           1.19
             Phoenix Investor's Edge(R) Option 1                 $           1.24
             Phoenix Investor's Edge(R) Option 2                 $           1.23
             Phoenix Investor's Edge(R) Option 3                 $           1.22
             Phoenix Investor's Edge(R) Option 4                 $           1.23
             Phoenix Premium Edge(R)                             $           0.87
             Phoenix Spectrum Edge(R) Option 1                   $           1.29
             Phoenix Spectrum Edge(R) Option 2                   $           1.28
             Phoenix Spectrum Edge(R) Option 3                   $           1.27
             Phoenix Spectrum Edge(R) Option 4                   $           1.27
             Phoenix Spectrum Edge(R) + Option 1                 $           0.49
             Phoenix Spectrum Edge(R) + Option 2                 $           0.49
             Retirement Planner's Edge                           $           1.02
             The Big Edge Choice(R)                              $           0.90
             The Phoenix Edge(R)--VA Option 1                    $           0.94
             The Phoenix Edge(R)--VA Option 2                    $           0.90
             The Phoenix Edge(R)--VA Option 3                    $           0.89

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                                     Fidelity(R) VIP
                                                              Fidelity(R) VIP Growth Investment Grade Franklin Flex Cap
                                                               Portfolio - Service   Bond Portfolio - Growth Securities
                                                                      Class           Service Class    Fund - Class 2
                                                              ---------------------- ---------------- -----------------
Assets:
   Investments at fair value                                     $     18,241,727    $     46,922,071 $        167,996
                                                              ---------------------- ---------------- -----------------
   Total Assets                                                  $     18,241,727    $     46,922,071 $        167,996
Liabilities:
   Payable to PHL Variable Insurance Company                     $              1    $              3 $              -
                                                              ---------------------- ---------------- -----------------
         Total Net Assets                                        $     18,241,726    $     46,922,068 $        167,996
                                                              ====================== ================ =================
Net Assets:
   Accumulation Units                                            $     18,208,881    $     46,915,070 $        167,996
   Contracts in payout (annuitization period)                    $         32,845    $          6,998 $              -
                                                              ---------------------- ---------------- -----------------
         Total Net Assets                                        $     18,241,726    $     46,922,068 $        167,996
                                                              ====================== ================ =================
                                                              ====================== ================ =================
         Units Outstanding                                             15,857,526          47,908,536          231,428
                                                              ====================== ================ =================
   Investment shares held                                                 777,235           3,993,368           20,438
   Investments at cost                                           $     22,304,580    $     49,002,358 $        178,874

         Unit Value
             Asset Manager Option 1                              $           1.94    $              - $              -
             Asset Manager Option 2                              $           1.91    $              - $              -
             Freedom Edge(R)                                     $           0.80    $           0.98 $              -
             Phoenix Dimensions(R) Option 1                      $           0.73    $           0.99 $           0.73
             Phoenix Dimensions(R) Option 2                      $           0.73    $           0.98 $              -
             Phoenix Dimensions(R) Option 3                      $           0.73    $              - $              -
             Phoenix Dimensions(R) Option 4                      $           0.72    $           0.98 $              -
             Phoenix Income Choice(R)                            $           1.22    $           0.99 $              -
             Phoenix Investor's Edge(R) Option 1                 $           1.30    $           0.98 $           0.73
             Phoenix Investor's Edge(R) Option 2                 $           1.29    $           0.98 $              -
             Phoenix Investor's Edge(R) Option 3                 $           1.27    $           0.97 $              -
             Phoenix Investor's Edge(R) Option 4                 $              -    $              - $              -
             Phoenix Premium Edge(R)                             $           0.87    $           0.98 $           0.73
             Phoenix Spectrum Edge(R) Option 1                   $           1.35    $           0.99 $           0.73
             Phoenix Spectrum Edge(R) Option 2                   $           1.34    $           0.99 $              -
             Phoenix Spectrum Edge(R) Option 3                   $           1.33    $           0.98 $              -
             Phoenix Spectrum Edge(R) Option 4                   $           1.34    $           0.99 $              -
             Phoenix Spectrum Edge(R) + Option 1                 $           0.60    $           0.97 $              -
             Phoenix Spectrum Edge(R) + Option 2                 $           0.60    $           0.97 $              -
             Retirement Planner's Edge                           $           0.89    $           0.98 $              -
             The Big Edge Choice(R)                              $           0.91    $           0.98 $           0.73
             The Phoenix Edge(R)--VA Option 1                    $           0.94    $           0.99 $              -
             The Phoenix Edge(R)--VA Option 2                    $           0.92    $           0.99 $           0.73
             The Phoenix Edge(R)--VA Option 3                    $           0.89    $           0.98 $           0.73

                                                               Franklin Income
                                                              Securities Fund -
                                                                   Class 2
                                                              -----------------
Assets:
   Investments at fair value                                  $     44,070,268
                                                              -----------------
   Total Assets                                               $     44,070,268
Liabilities:
   Payable to PHL Variable Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $     44,070,268
                                                              =================
Net Assets:
   Accumulation Units                                         $     44,070,268
   Contracts in payout (annuitization period)                 $              -
                                                              -----------------
         Total Net Assets                                     $     44,070,268
                                                              =================
                                                              =================
         Units Outstanding                                          60,031,593
                                                              =================
   Investment shares held                                            3,886,268
   Investments at cost                                        $     65,711,033

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Freedom Edge(R)                                  $           0.78
             Phoenix Dimensions(R) Option 1                   $           0.79
             Phoenix Dimensions(R) Option 2                   $           0.79
             Phoenix Dimensions(R) Option 3                   $           0.79
             Phoenix Dimensions(R) Option 4                   $           0.78
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $           0.78
             Phoenix Investor's Edge(R) Option 2              $           0.78
             Phoenix Investor's Edge(R) Option 3              $           0.78
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Premium Edge(R)                          $           0.78
             Phoenix Spectrum Edge(R) Option 1                $           0.79
             Phoenix Spectrum Edge(R) Option 2                $           0.79
             Phoenix Spectrum Edge(R) Option 3                $           0.79
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.67
             Phoenix Spectrum Edge(R) + Option 2              $           0.66
             Retirement Planner's Edge                        $           0.79
             The Big Edge Choice(R)                           $           0.74
             The Phoenix Edge(R)--VA Option 1                 $           0.80
             The Phoenix Edge(R)--VA Option 2                 $           0.79
             The Phoenix Edge(R)--VA Option 3                 $           0.79

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                              Lazard Retirement                         Lord Abbett Growth
                                                                U.S. Small Cap     Lord Abbett Bond         and Income
                                                              Equity Portfolio - Debenture Portfolio - Portfolio - Class VC
                                                                Service Shares      Class VC Shares           Shares
                                                              ------------------ --------------------- --------------------
Assets:
   Investments at fair value                                   $      1,303,248    $      8,789,127      $     93,532,985
                                                              ------------------ --------------------- --------------------
   Total Assets                                                $      1,303,248    $      8,789,127      $     93,532,985
Liabilities:
   Payable to PHL Variable Insurance Company                   $              -    $              1      $            169
                                                              ------------------ --------------------- --------------------
         Total Net Assets                                      $      1,303,248    $      8,789,126      $     93,532,816
                                                              ================== ===================== ====================
Net Assets:
   Accumulation Units                                          $      1,301,998    $      8,722,424      $     93,389,219
   Contracts in payout (annuitization period)                  $          1,250    $         66,702      $        143,597
                                                              ------------------ --------------------- --------------------
         Total Net Assets                                      $      1,303,248    $      8,789,126      $     93,532,816
                                                              ================== ===================== ====================
                                                              ================== ===================== ====================
         Units Outstanding                                            1,816,603           9,395,411           120,926,629
                                                              ================== ===================== ====================
   Investment shares held                                               205,559             985,328             5,415,925
   Investments at cost                                         $      3,120,550    $     11,203,329      $    145,928,297

         Unit Value
             Asset Manager Option 1                            $              -    $              -      $              -
             Asset Manager Option 2                            $              -    $              -      $              -
             Freedom Edge(R)                                   $           0.71    $           0.93      $           0.77
             Phoenix Dimensions(R) Option 1                    $              -    $           0.94      $           0.78
             Phoenix Dimensions(R) Option 2                    $              -    $           0.93      $           0.77
             Phoenix Dimensions(R) Option 3                    $              -    $              -      $           0.77
             Phoenix Dimensions(R) Option 4                    $              -    $              -      $           0.77
             Phoenix Income Choice(R)                          $           0.72    $           0.94      $           0.78
             Phoenix Investor's Edge(R) Option 1               $           0.71    $           0.93      $           0.77
             Phoenix Investor's Edge(R) Option 2               $           0.71    $           0.92      $           0.76
             Phoenix Investor's Edge(R) Option 3               $           0.70    $           0.92      $           0.76
             Phoenix Investor's Edge(R) Option 4               $           0.70    $           0.92      $           0.76
             Phoenix Premium Edge(R)                           $           0.71    $           0.93      $           0.77
             Phoenix Spectrum Edge(R) Option 1                 $           0.72    $           0.95      $           0.78
             Phoenix Spectrum Edge(R) Option 2                 $           0.72    $           0.94      $           0.78
             Phoenix Spectrum Edge(R) Option 3                 $           0.72    $           0.94      $           0.77
             Phoenix Spectrum Edge(R) Option 4                 $              -    $           0.94      $           0.78
             Phoenix Spectrum Edge(R) + Option 1               $              -    $           0.82      $           0.61
             Phoenix Spectrum Edge(R) + Option 2               $              -    $           0.82      $           0.61
             Retirement Planner's Edge                         $           0.72    $           0.94      $           0.77
             The Big Edge Choice(R)                            $           0.72    $           0.94      $           0.78
             The Phoenix Edge(R)--VA Option 1                  $           0.73    $           0.95      $           0.79
             The Phoenix Edge(R)--VA Option 2                  $           0.72    $           0.94      $           0.78
             The Phoenix Edge(R)--VA Option 3                  $           0.72    $           0.94      $           0.78

                                                                 Lord Abbett Mid
                                                              Cap Value Portfolio -
                                                                 Class VC Shares
                                                              ---------------------
Assets:
   Investments at fair value                                    $      6,985,604
                                                              ---------------------
   Total Assets                                                 $      6,985,604
Liabilities:
   Payable to PHL Variable Insurance Company                    $              1
                                                              ---------------------
         Total Net Assets                                       $      6,985,603
                                                              =====================
Net Assets:
   Accumulation Units                                           $      6,961,366
   Contracts in payout (annuitization period)                   $         24,237
                                                              ---------------------
         Total Net Assets                                       $      6,985,603
                                                              =====================
                                                              =====================
         Units Outstanding                                             9,889,269
                                                              =====================
   Investment shares held                                                664,662
   Investments at cost                                          $     12,529,001

         Unit Value
             Asset Manager Option 1                             $              -
             Asset Manager Option 2                             $              -
             Freedom Edge(R)                                    $           0.70
             Phoenix Dimensions(R) Option 1                     $           0.70
             Phoenix Dimensions(R) Option 2                     $           0.70
             Phoenix Dimensions(R) Option 3                     $              -
             Phoenix Dimensions(R) Option 4                     $              -
             Phoenix Income Choice(R)                           $           0.71
             Phoenix Investor's Edge(R) Option 1                $           0.70
             Phoenix Investor's Edge(R) Option 2                $           0.70
             Phoenix Investor's Edge(R) Option 3                $           0.69
             Phoenix Investor's Edge(R) Option 4                $           0.70
             Phoenix Premium Edge(R)                            $           0.70
             Phoenix Spectrum Edge(R) Option 1                  $           0.72
             Phoenix Spectrum Edge(R) Option 2                  $           0.71
             Phoenix Spectrum Edge(R) Option 3                  $           0.71
             Phoenix Spectrum Edge(R) Option 4                  $           0.71
             Phoenix Spectrum Edge(R) + Option 1                $           0.54
             Phoenix Spectrum Edge(R) + Option 2                $           0.53
             Retirement Planner's Edge                          $           0.71
             The Big Edge Choice(R)                             $           0.71
             The Phoenix Edge(R)--VA Option 1                   $           0.72
             The Phoenix Edge(R)--VA Option 2                   $           0.71
             The Phoenix Edge(R)--VA Option 3                   $           0.71

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                                     Neuberger Berman
                                                                Mutual Shares    Neuberger Berman     AMT Small Cap
                                                              Securities Fund -    AMT Guardian     Growth Portfolio -
                                                                   Class 2      Portfolio - S Class      S Class
                                                              ----------------- ------------------- ------------------
Assets:
   Investments at fair value                                  $     58,110,958   $     42,640,314    $         57,861
                                                              ----------------- ------------------- ------------------
   Total Assets                                               $     58,110,958   $     42,640,314    $         57,861
Liabilities:
   Payable to PHL Variable Insurance Company                  $              2   $              3    $              -
                                                              ----------------- ------------------- ------------------
         Total Net Assets                                     $     58,110,956   $     42,640,311    $         57,861
                                                              ================= =================== ==================
Net Assets:
   Accumulation Units                                         $     58,061,098   $     42,634,597    $         57,861
   Contracts in payout (annuitization period)                 $         49,858   $          5,714    $              -
                                                              ----------------- ------------------- ------------------
         Total Net Assets                                     $     58,110,956   $     42,640,311    $         57,861
                                                              ================= =================== ==================
                                                              ================= =================== ==================
         Units Outstanding                                          53,628,735         66,570,241             101,540
                                                              ================= =================== ==================
   Investment shares held                                            4,933,020          3,444,291               6,930
   Investments at cost                                        $     85,873,797   $     64,319,395    $         83,606

         Unit Value
             Asset Manager Option 1                           $              -   $              -    $              -
             Asset Manager Option 2                           $              -   $              -    $              -
             Freedom Edge(R)                                  $           0.99   $           0.68    $              -
             Phoenix Dimensions(R) Option 1                   $           0.80   $           0.69    $              -
             Phoenix Dimensions(R) Option 2                   $           0.79   $           0.69    $              -
             Phoenix Dimensions(R) Option 3                   $           0.79   $           0.69    $              -
             Phoenix Dimensions(R) Option 4                   $           0.78   $           0.68    $              -
             Phoenix Income Choice(R)                         $           1.89   $           0.69    $              -
             Phoenix Investor's Edge(R) Option 1              $           1.94   $           0.68    $           0.57
             Phoenix Investor's Edge(R) Option 2              $           1.92   $           0.68    $           0.56
             Phoenix Investor's Edge(R) Option 3              $           1.90   $           0.68    $              -
             Phoenix Investor's Edge(R) Option 4              $           1.91   $              -    $              -
             Phoenix Premium Edge(R)                          $           2.07   $           0.68    $           0.57
             Phoenix Spectrum Edge(R) Option 1                $           2.02   $           0.69    $           0.57
             Phoenix Spectrum Edge(R) Option 2                $           2.00   $           0.69    $              -
             Phoenix Spectrum Edge(R) Option 3                $           1.98   $           0.69    $              -
             Phoenix Spectrum Edge(R) Option 4                $              -   $           0.69    $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.59   $           0.61    $              -
             Phoenix Spectrum Edge(R) + Option 2              $           0.59   $           0.61    $              -
             Retirement Planner's Edge                        $           2.29   $           0.69    $           0.57
             The Big Edge Choice(R)                           $           1.23   $           0.68    $           0.60
             The Phoenix Edge(R)--VA Option 1                 $           2.37   $           0.70    $              -
             The Phoenix Edge(R)--VA Option 2                 $           2.27   $           0.69    $           0.57
             The Phoenix Edge(R)--VA Option 3                 $           2.31   $           0.69    $              -

                                                                  Oppenheimer
                                                              Capital Appreciation
                                                               Fund/VA - Service
                                                                     Shares
                                                              --------------------
Assets:
   Investments at fair value                                    $        461,008
                                                              --------------------
   Total Assets                                                 $        461,008
Liabilities:
   Payable to PHL Variable Insurance Company                    $              -
                                                              --------------------
         Total Net Assets                                       $        461,008
                                                              ====================
Net Assets:
   Accumulation Units                                           $        461,008
   Contracts in payout (annuitization period)                   $              -
                                                              --------------------
         Total Net Assets                                       $        461,008
                                                              ====================
                                                              ====================
         Units Outstanding                                               757,413
                                                              ====================
   Investment shares held                                                 18,135
   Investments at cost                                          $        742,230

         Unit Value
             Asset Manager Option 1                             $              -
             Asset Manager Option 2                             $              -
             Freedom Edge(R)                                    $              -
             Phoenix Dimensions(R) Option 1                     $              -
             Phoenix Dimensions(R) Option 2                     $           0.61
             Phoenix Dimensions(R) Option 3                     $           0.61
             Phoenix Dimensions(R) Option 4                     $              -
             Phoenix Income Choice(R)                           $              -
             Phoenix Investor's Edge(R) Option 1                $           0.61
             Phoenix Investor's Edge(R) Option 2                $           0.60
             Phoenix Investor's Edge(R) Option 3                $              -
             Phoenix Investor's Edge(R) Option 4                $              -
             Phoenix Premium Edge(R)                            $           0.61
             Phoenix Spectrum Edge(R) Option 1                  $           0.62
             Phoenix Spectrum Edge(R) Option 2                  $           0.61
             Phoenix Spectrum Edge(R) Option 3                  $           0.61
             Phoenix Spectrum Edge(R) Option 4                  $              -
             Phoenix Spectrum Edge(R) + Option 1                $              -
             Phoenix Spectrum Edge(R) + Option 2                $           0.56
             Retirement Planner's Edge                          $           0.61
             The Big Edge Choice(R)                             $           0.62
             The Phoenix Edge(R)--VA Option 1                   $           0.62
             The Phoenix Edge(R)--VA Option 2                   $           0.61
             The Phoenix Edge(R)--VA Option 3                   $           0.61

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                 Oppenheimer      Oppenheimer Main
                                                              Global Securities   Street Small Cap
                                                              Fund/VA - Service Fund(R)/VA - Service Phoenix Capital
                                                                   Shares              Shares         Growth Series
                                                              ----------------- -------------------- ----------------
Assets:
   Investments at fair value                                  $      2,163,690    $     28,558,668   $     40,764,248
                                                              ----------------- -------------------- ----------------
   Total Assets                                               $      2,163,690    $     28,558,668   $     40,764,248
Liabilities:
   Payable to PHL Variable Insurance Company                  $              -    $              3   $              -
                                                              ----------------- -------------------- ----------------
         Total Net Assets                                     $      2,163,690    $     28,558,665   $     40,764,248
                                                              ================= ==================== ================
Net Assets:
   Accumulation Units                                         $      2,163,690    $     28,554,458   $     40,699,453
   Contracts in payout (annuitization period)                 $              -    $          4,207   $         64,795
                                                              ----------------- -------------------- ----------------
         Total Net Assets                                     $      2,163,690    $     28,558,665   $     40,764,248
                                                              ================= ==================== ================
                                                              ================= ==================== ================
         Units Outstanding                                           3,341,594          50,134,761         48,532,733
                                                              ================= ==================== ================
   Investment shares held                                              108,078           2,709,549          4,097,071
   Investments at cost                                        $      3,278,443    $     44,293,766   $     82,054,213

         Unit Value
             Asset Manager Option 1                           $              -    $              -   $              -
             Asset Manager Option 2                           $              -    $              -   $              -
             Freedom Edge(R)                                  $              -    $           0.59   $           0.73
             Phoenix Dimensions(R) Option 1                   $           0.66    $           0.60   $           0.68
             Phoenix Dimensions(R) Option 2                   $           0.65    $           0.59   $           0.68
             Phoenix Dimensions(R) Option 3                   $           0.65    $           0.59   $              -
             Phoenix Dimensions(R) Option 4                   $           0.65    $           0.59   $              -
             Phoenix Income Choice(R)                         $              -    $           0.60   $           1.12
             Phoenix Investor's Edge(R) Option 1              $           0.65    $           0.59   $           1.26
             Phoenix Investor's Edge(R) Option 2              $           0.65    $           0.59   $           1.25
             Phoenix Investor's Edge(R) Option 3              $           0.64    $           0.58   $           1.23
             Phoenix Investor's Edge(R) Option 4              $              -    $              -   $           1.24
             Phoenix Premium Edge(R)                          $           0.65    $           0.59   $           0.65
             Phoenix Spectrum Edge(R) Option 1                $           0.66    $           0.60   $           1.31
             Phoenix Spectrum Edge(R) Option 2                $           0.66    $           0.60   $           1.30
             Phoenix Spectrum Edge(R) Option 3                $           0.65    $           0.59   $           1.28
             Phoenix Spectrum Edge(R) Option 4                $           0.66    $           0.59   $           1.29
             Phoenix Spectrum Edge(R) + Option 1              $           0.57    $           0.55   $           0.59
             Phoenix Spectrum Edge(R) + Option 2              $           0.57    $           0.55   $           0.59
             Retirement Planner's Edge                        $           0.65    $           0.59   $           0.83
             The Big Edge Choice(R)                           $           0.65    $           0.62   $           0.78
             The Phoenix Edge(R)--VA Option 1                 $           0.66    $           0.60   $           0.84
             The Phoenix Edge(R)--VA Option 2                 $           0.66    $           0.60   $           0.82
             The Phoenix Edge(R)--VA Option 3                 $           0.65    $           0.59   $           0.80

                                                               Phoenix Dynamic
                                                               Asset Allocation
                                                              Series: Aggressive
                                                                    Growth
                                                              ------------------
Assets:
   Investments at fair value                                   $     11,002,770
                                                              ------------------
   Total Assets                                                $     11,002,770
Liabilities:
   Payable to PHL Variable Insurance Company                   $              -
                                                              ------------------
         Total Net Assets                                      $     11,002,770
                                                              ==================
Net Assets:
   Accumulation Units                                          $     11,002,770
   Contracts in payout (annuitization period)                  $              -
                                                              ------------------
         Total Net Assets                                      $     11,002,770
                                                              ==================
                                                              ==================
         Units Outstanding                                           15,730,187
                                                              ==================
   Investment shares held                                             1,556,503
   Investments at cost                                         $     17,081,472

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $              -
             Freedom Edge(R)                                   $           0.72
             Phoenix Dimensions(R) Option 1                    $           0.73
             Phoenix Dimensions(R) Option 2                    $           0.72
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $           0.72
             Phoenix Income Choice(R)                          $              -
             Phoenix Investor's Edge(R) Option 1               $           0.72
             Phoenix Investor's Edge(R) Option 2               $           0.72
             Phoenix Investor's Edge(R) Option 3               $              -
             Phoenix Investor's Edge(R) Option 4               $              -
             Phoenix Premium Edge(R)                           $           0.72
             Phoenix Spectrum Edge(R) Option 1                 $           0.73
             Phoenix Spectrum Edge(R) Option 2                 $           0.73
             Phoenix Spectrum Edge(R) Option 3                 $           0.72
             Phoenix Spectrum Edge(R) Option 4                 $           0.73
             Phoenix Spectrum Edge(R) + Option 1               $           0.60
             Phoenix Spectrum Edge(R) + Option 2               $           0.60
             Retirement Planner's Edge                         $           0.72
             The Big Edge Choice(R)                            $           0.68
             The Phoenix Edge(R)--VA Option 1                  $           0.73
             The Phoenix Edge(R)--VA Option 2                  $           0.73
             The Phoenix Edge(R)--VA Option 3                  $           0.72

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                                   Phoenix Dynamic
                                                              Phoenix Dynamic  Phoenix Dynamic     Asset Allocation
                                                              Asset Allocation Asset Allocation    Series: Moderate
                                                               Series: Growth  Series: Moderate         Growth
                                                              ---------------- ----------------    ----------------
Assets:
   Investments at fair value                                  $     19,722,224 $     17,197,399    $     16,785,946
                                                              ---------------- ----------------    ----------------
   Total Assets                                               $     19,722,224 $     17,197,399    $     16,785,946
Liabilities:
   Payable to PHL Variable Insurance Company                  $             62 $              -    $              -
                                                              ---------------- ----------------    ----------------
         Total Net Assets                                     $     19,722,162 $     17,197,399    $     16,785,946
                                                              ================ ================    ================
Net Assets:
   Accumulation Units                                         $     18,591,743 $     17,197,399    $     16,785,946
   Contracts in payout (annuitization period)                 $      1,130,419 $              -    $              -
                                                              ---------------- ----------------    ----------------
         Total Net Assets                                     $     19,722,162 $     17,197,399    $     16,785,946
                                                              ================ ================    ================
                                                              ================ ================    ================
         Units Outstanding                                          26,252,934       18,778,981          20,258,848
                                                              ================ ================    ================
   Investment shares held                                            2,623,453        1,946,799           2,115,943
   Investments at cost                                        $     28,403,843 $     18,993,210    $     21,418,918

         Unit Value
             Asset Manager Option 1                           $              - $              -    $              -
             Asset Manager Option 2                           $              - $              -    $              -
             Freedom Edge(R)                                  $           0.77 $           0.92    $           0.84
             Phoenix Dimensions(R) Option 1                   $           0.78 $           0.93    $           0.85
             Phoenix Dimensions(R) Option 2                   $           0.77 $           0.92    $           0.84
             Phoenix Dimensions(R) Option 3                   $              - $              -    $              -
             Phoenix Dimensions(R) Option 4                   $           0.77 $           0.91    $           0.83
             Phoenix Income Choice(R)                         $           0.78 $              -    $              -
             Phoenix Investor's Edge(R) Option 1              $           0.77 $           0.92    $           0.84
             Phoenix Investor's Edge(R) Option 2              $           0.77 $           0.91    $           0.83
             Phoenix Investor's Edge(R) Option 3              $              - $           0.91    $           0.83
             Phoenix Investor's Edge(R) Option 4              $              - $              -    $              -
             Phoenix Premium Edge(R)                          $           0.77 $           0.92    $           0.84
             Phoenix Spectrum Edge(R) Option 1                $           0.78 $           0.93    $           0.85
             Phoenix Spectrum Edge(R) Option 2                $           0.78 $           0.93    $           0.85
             Phoenix Spectrum Edge(R) Option 3                $           0.78 $           0.92    $           0.84
             Phoenix Spectrum Edge(R) Option 4                $              - $           0.93    $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.67 $           0.85    $           0.74
             Phoenix Spectrum Edge(R) + Option 2              $           0.67 $           0.85    $           0.74
             Retirement Planner's Edge                        $           0.78 $           0.92    $           0.84
             The Big Edge Choice(R)                           $           0.75 $           0.91    $           0.82
             The Phoenix Edge(R)--VA Option 1                 $           0.79 $           0.94    $           0.86
             The Phoenix Edge(R)--VA Option 2                 $           0.78 $           0.93    $           0.85
             The Phoenix Edge(R)--VA Option 3                 $           0.78 $           0.92    $           0.84


                                                              Phoenix Growth and
                                                                Income Series
                                                              ------------------
Assets:
   Investments at fair value                                   $     54,788,607
                                                              ------------------
   Total Assets                                                $     54,788,607
Liabilities:
   Payable to PHL Variable Insurance Company                   $             88
                                                              ------------------
         Total Net Assets                                      $     54,788,519
                                                              ==================
Net Assets:
   Accumulation Units                                          $     54,548,659
   Contracts in payout (annuitization period)                  $        239,860
                                                              ------------------
         Total Net Assets                                      $     54,788,519
                                                              ==================
                                                              ==================
         Units Outstanding                                           35,718,294
                                                              ==================
   Investment shares held                                             5,798,938
   Investments at cost                                         $     65,812,775

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $           2.23
             Freedom Edge(R)                                   $           0.97
             Phoenix Dimensions(R) Option 1                    $           0.81
             Phoenix Dimensions(R) Option 2                    $           0.80
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $           0.80
             Phoenix Income Choice(R)                          $           1.62
             Phoenix Investor's Edge(R) Option 1               $           1.68
             Phoenix Investor's Edge(R) Option 2               $           1.67
             Phoenix Investor's Edge(R) Option 3               $           1.65
             Phoenix Investor's Edge(R) Option 4               $           1.66
             Phoenix Premium Edge(R)                           $           1.39
             Phoenix Spectrum Edge(R) Option 1                 $           1.75
             Phoenix Spectrum Edge(R) Option 2                 $           1.73
             Phoenix Spectrum Edge(R) Option 3                 $           1.71
             Phoenix Spectrum Edge(R) Option 4                 $           1.73
             Phoenix Spectrum Edge(R) + Option 1               $           0.63
             Phoenix Spectrum Edge(R) + Option 2               $           0.63
             Retirement Planner's Edge                         $           1.52
             The Big Edge Choice(R)                            $           0.97
             The Phoenix Edge(R)--VA Option 1                  $           1.60
             The Phoenix Edge(R)--VA Option 2                  $           1.53
             The Phoenix Edge(R)--VA Option 3                  $           1.57

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                                 Phoenix Multi-
                                                              Phoenix Mid-Cap   Phoenix Money     Sector Fixed
                                                               Growth Series    Market Series    Income Series
                                                              ---------------- ---------------- ----------------
Assets:
   Investments at fair value                                  $     13,898,314 $    108,806,343 $    109,435,492
                                                              ---------------- ---------------- ----------------
   Total Assets                                               $     13,898,314 $    108,806,343 $    109,435,492
Liabilities:
   Payable to PHL Variable Insurance Company                  $              - $            248 $             94
                                                              ---------------- ---------------- ----------------
         Total Net Assets                                     $     13,898,314 $    108,806,095 $    109,435,398
                                                              ================ ================ ================
Net Assets:
   Accumulation Units                                         $     13,885,659 $    108,382,878 $    109,192,717
   Contracts in payout (annuitization period)                 $         12,655 $        423,217 $        242,681
                                                              ---------------- ---------------- ----------------
         Total Net Assets                                     $     13,898,314 $    108,806,095 $    109,435,398
                                                              ================ ================ ================
                                                              ================ ================ ================
         Units Outstanding                                          12,897,569       60,147,770       72,898,602
                                                              ================ ================ ================
   Investment shares held                                            1,499,280       10,880,635       15,923,627
   Investments at cost                                        $     23,213,871 $    108,806,343 $    144,195,470

         Unit Value
             Asset Manager Option 1                           $              - $              - $           2.33
             Asset Manager Option 2                           $              - $           2.23 $           2.29
             Freedom Edge(R)                                  $           0.79 $           1.06 $           0.96
             Phoenix Dimensions(R) Option 1                   $           0.72 $           1.09 $           0.89
             Phoenix Dimensions(R) Option 2                   $              - $           1.08 $           0.88
             Phoenix Dimensions(R) Option 3                   $              - $              - $              -
             Phoenix Dimensions(R) Option 4                   $           0.71 $           1.07 $           0.87
             Phoenix Income Choice(R)                         $           1.07 $           2.19 $           2.33
             Phoenix Income Choice(R) with GPAF               $              - $              - $              -
             Phoenix Investor's Edge(R) Option 1              $           1.26 $           2.10 $           2.21
             Phoenix Investor's Edge(R) Option 2              $           1.25 $           2.08 $           2.19
             Phoenix Investor's Edge(R) Option 3              $           1.23 $           2.06 $           2.17
             Phoenix Investor's Edge(R) Option 4              $           1.24 $           2.07 $           2.18
             Phoenix Premium Edge(R)                          $           0.81 $           2.21 $           2.40
             Phoenix Spectrum Edge(R) Option 1                $           1.31 $           2.19 $           2.30
             Phoenix Spectrum Edge(R) Option 2                $           1.30 $           2.17 $           2.28
             Phoenix Spectrum Edge(R) Option 3                $           1.28 $           2.14 $           2.25
             Phoenix Spectrum Edge(R) Option 4                $           1.29 $           2.16 $           2.27
             Phoenix Spectrum Edge(R) + Option 1              $           0.61 $           1.03 $           0.81
             Phoenix Spectrum Edge(R) + Option 2              $           0.61 $           1.03 $           0.81
             Retirement Planner's Edge                        $           1.48 $           2.32 $           2.53
             The Big Edge Choice(R)                           $           0.90 $           1.34 $           1.56
             The Phoenix Edge(R)--VA Option 1                 $           1.50 $           2.44 $           2.67
             The Phoenix Edge(R)--VA Option 2                 $           1.45 $           2.36 $           2.58
             The Phoenix Edge(R)--VA Option 3                 $           1.17 $           2.33 $           2.43

                                                               Phoenix Multi-
                                                              Sector Short Term
                                                                 Bond Series
                                                              -----------------
Assets:
   Investments at fair value                                  $     19,297,719
                                                              -----------------
   Total Assets                                               $     19,297,719
Liabilities:
   Payable to PHL Variable Insurance Company                  $              3
                                                              -----------------
         Total Net Assets                                     $     19,297,716
                                                              =================
Net Assets:
   Accumulation Units                                         $     19,287,229
   Contracts in payout (annuitization period)                 $         10,487
                                                              -----------------
         Total Net Assets                                     $     19,297,716
                                                              =================
                                                              =================
         Units Outstanding                                          19,568,107
                                                              =================
   Investment shares held                                            2,344,978
   Investments at cost                                        $     23,405,027

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Freedom Edge(R)                                  $           0.99
             Phoenix Dimensions(R) Option 1                   $           0.94
             Phoenix Dimensions(R) Option 2                   $           0.94
             Phoenix Dimensions(R) Option 3                   $           0.94
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $           1.00
             Phoenix Income Choice(R) with GPAF               $              -
             Phoenix Investor's Edge(R) Option 1              $           0.98
             Phoenix Investor's Edge(R) Option 2              $           0.97
             Phoenix Investor's Edge(R) Option 3              $           0.96
             Phoenix Investor's Edge(R) Option 4              $           0.97
             Phoenix Premium Edge(R)                          $           0.98
             Phoenix Spectrum Edge(R) Option 1                $           1.01
             Phoenix Spectrum Edge(R) Option 2                $           1.00
             Phoenix Spectrum Edge(R) Option 3                $           0.99
             Phoenix Spectrum Edge(R) Option 4                $           1.00
             Phoenix Spectrum Edge(R) + Option 1              $           0.88
             Phoenix Spectrum Edge(R) + Option 2              $           0.88
             Retirement Planner's Edge                        $           0.99
             The Big Edge Choice(R)                           $           0.98
             The Phoenix Edge(R)--VA Option 1                 $           1.02
             The Phoenix Edge(R)--VA Option 2                 $           1.00
             The Phoenix Edge(R)--VA Option 3                 $           0.99

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                              Phoenix Small-Cap Phoenix Strategic   Phoenix-Aberdeen
                                                                Growth Series   Allocation Series International Series
                                                              ----------------- ----------------- --------------------
Assets:
   Investments at fair value                                  $     14,652,055  $     34,612,951    $    217,410,648
                                                              ----------------- ----------------- --------------------
   Total Assets                                               $     14,652,055  $     34,612,951    $    217,410,648
Liabilities:
   Payable to PHL Variable Insurance Company                  $              -  $              1    $              9
                                                              ----------------- ----------------- --------------------
         Total Net Assets                                     $     14,652,055  $     34,612,950    $    217,410,639
                                                              ================= ================= ====================
Net Assets:
   Accumulation Units                                         $     14,601,679  $     34,463,747    $    217,159,677
   Contracts in payout (annuitization period)                 $         50,376  $        149,203    $        250,962
                                                              ----------------- ----------------- --------------------
         Total Net Assets                                     $     14,652,055  $     34,612,950    $    217,410,639
                                                              ================= ================= ====================
                                                              ================= ================= ====================
         Units Outstanding                                           5,976,815        19,732,163         150,692,046
                                                              ================= ================= ====================
   Investment shares held                                            1,537,601         3,741,516          19,872,435
   Investments at cost                                        $     23,653,065  $     52,969,155    $    317,563,440

         Unit Value
             Asset Manager Option 1                           $              -  $              -    $           3.16
             Asset Manager Option 2                           $              -  $           2.24    $              -
             Freedom Edge(R)                                  $           0.95  $           0.97    $           1.39
             Phoenix Dimensions(R) Option 1                   $           0.85  $           0.87    $           1.03
             Phoenix Dimensions(R) Option 2                   $           0.85  $           0.86    $           1.02
             Phoenix Dimensions(R) Option 3                   $              -  $              -    $           1.02
             Phoenix Dimensions(R) Option 4                   $           0.84  $              -    $           1.01
             Phoenix Income Choice(R)                         $           2.58  $           1.90    $           2.41
             Phoenix Investor's Edge(R) Option 1              $           2.51  $           1.86    $           2.62
             Phoenix Investor's Edge(R) Option 2              $           2.49  $           1.84    $           2.59
             Phoenix Investor's Edge(R) Option 3              $           2.46  $           1.82    $           2.56
             Phoenix Investor's Edge(R) Option 4              $           2.48  $           1.83    $           2.58
             Phoenix Premium Edge(R)                          $           2.52  $           1.83    $           1.63
             Phoenix Spectrum Edge(R) Option 1                $           2.60  $           1.93    $           2.72
             Phoenix Spectrum Edge(R) Option 2                $           2.58  $           1.91    $           2.69
             Phoenix Spectrum Edge(R) Option 3                $           2.55  $           1.89    $           2.67
             Phoenix Spectrum Edge(R) Option 4                $           2.57  $           1.91    $           2.68
             Phoenix Spectrum Edge(R) + Option 1              $           0.57  $           0.74    $           0.64
             Phoenix Spectrum Edge(R) + Option 2              $           0.57  $           0.73    $           0.63
             Retirement Planner's Edge                        $           2.55  $           1.96    $           1.90
             The Big Edge Choice(R)                           $           2.55  $           1.63    $           1.71
             The Phoenix Edge(R)--VA Option 1                 $           2.63  $           2.14    $           2.00
             The Phoenix Edge(R)--VA Option 2                 $           2.58  $           2.03    $           1.90
             The Phoenix Edge(R)--VA Option 3                 $           2.56  $           1.99    $           1.78

                                                                Phoenix-Duff &
                                                              Phelps Real Estate
                                                              Securities Series
                                                              ------------------
Assets:
   Investments at fair value                                   $     56,526,501
                                                              ------------------
   Total Assets                                                $     56,526,501
Liabilities:
   Payable to PHL Variable Insurance Company                   $             62
                                                              ------------------
         Total Net Assets                                      $     56,526,439
                                                              ==================
Net Assets:
   Accumulation Units                                          $     56,448,177
   Contracts in payout (annuitization period)                  $         78,262
                                                              ------------------
         Total Net Assets                                      $     56,526,439
                                                              ==================
                                                              ==================
         Units Outstanding                                           38,419,503
                                                              ==================
   Investment shares held                                             3,477,169
   Investments at cost                                         $     81,796,773

         Unit Value
             Asset Manager Option 1                            $           3.09
             Asset Manager Option 2                            $              -
             Freedom Edge(R)                                   $           1.22
             Phoenix Dimensions(R) Option 1                    $           0.77
             Phoenix Dimensions(R) Option 2                    $           0.77
             Phoenix Dimensions(R) Option 3                    $           0.77
             Phoenix Dimensions(R) Option 4                    $           0.76
             Phoenix Income Choice(R)                          $           3.31
             Phoenix Investor's Edge(R) Option 1               $           3.19
             Phoenix Investor's Edge(R) Option 2               $           3.15
             Phoenix Investor's Edge(R) Option 3               $           3.12
             Phoenix Investor's Edge(R) Option 4               $           3.14
             Phoenix Premium Edge(R)                           $           3.75
             Phoenix Spectrum Edge(R) Option 1                 $           3.32
             Phoenix Spectrum Edge(R) Option 2                 $           3.28
             Phoenix Spectrum Edge(R) Option 3                 $           3.25
             Phoenix Spectrum Edge(R) Option 4                 $           3.27
             Phoenix Spectrum Edge(R) + Option 1               $           0.54
             Phoenix Spectrum Edge(R) + Option 2               $           0.54
             Retirement Planner's Edge                         $           4.65
             The Big Edge Choice(R)                            $           2.88
             The Phoenix Edge(R)--VA Option 1                  $           4.83
             The Phoenix Edge(R)--VA Option 2                  $           4.64
             The Phoenix Edge(R)--VA Option 3                  $           4.39

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                               Phoenix-Sanford    Phoenix-Sanford     Phoenix-Van
                                                              Bernstein Mid-Cap Bernstein Small-Cap Kampen Comstock
                                                                Value Series       Value Series         Series
                                                              ----------------- ------------------- ----------------
Assets:
   Investments at fair value                                  $     59,954,794   $     21,403,507   $     18,338,485
                                                              ----------------- ------------------- ----------------
   Total Assets                                               $     59,954,794   $     21,403,507   $     18,338,485
Liabilities:
   Payable to PHL Variable Insurance Company                  $             54   $              -   $              1
                                                              ----------------- ------------------- ----------------
         Total Net Assets                                     $     59,954,740   $     21,403,507   $     18,338,484
                                                              ================= =================== ================
Net Assets:
   Accumulation Units                                         $     59,923,085   $     21,391,520   $     18,290,280
   Contracts in payout (annuitization period)                 $         31,655   $         11,987   $         48,204
                                                              ----------------- ------------------- ----------------
         Total Net Assets                                     $     59,954,740   $     21,403,507   $     18,338,484
                                                              ================= =================== ================
                                                              ================= =================== ================
         Units Outstanding                                          48,439,180          9,182,158         11,646,463
                                                              ================= =================== ================
   Investment shares held                                            7,940,352          2,441,533          2,384,700
   Investments at cost                                        $     94,858,282   $     36,194,885   $     29,737,490

         Unit Value
             Asset Manager Option 1                           $           2.65   $              -   $           2.01
             Asset Manager Option 2                           $              -   $              -   $           1.98
             Freedom Edge(R)                                  $           1.09   $           1.06   $           0.90
             Phoenix Dimensions(R) Option 1                   $           0.78   $           0.73   $           0.77
             Phoenix Dimensions(R) Option 2                   $           0.77   $           0.73   $           0.76
             Phoenix Dimensions(R) Option 3                   $           0.77   $              -   $           0.76
             Phoenix Dimensions(R) Option 4                   $           0.76   $           0.72   $              -
             Phoenix Income Choice(R)                         $           2.60   $           2.38   $           1.45
             Phoenix Income Choice(R) with GPAF               $              -   $              -   $              -
             Phoenix Investor's Edge(R) Option 1              $           2.40   $           2.33   $           1.60
             Phoenix Investor's Edge(R) Option 2              $           2.37   $           2.31   $           1.59
             Phoenix Investor's Edge(R) Option 3              $           2.34   $           2.28   $           1.57
             Phoenix Investor's Edge(R) Option 4              $           2.36   $           2.30   $           1.58
             Phoenix Premium Edge(R)                          $           3.11   $           2.44   $           1.49
             Phoenix Spectrum Edge(R) Option 1                $           2.49   $           2.43   $           1.67
             Phoenix Spectrum Edge(R) Option 2                $           2.47   $           2.40   $           1.65
             Phoenix Spectrum Edge(R) Option 3                $           2.44   $           2.38   $           1.63
             Phoenix Spectrum Edge(R) Option 4                $           2.46   $           2.39   $           1.65
             Phoenix Spectrum Edge(R) + Option 1              $           0.56   $           0.54   $           0.57
             Phoenix Spectrum Edge(R) + Option 2              $           0.56   $           0.54   $           0.57
             Retirement Planner's Edge                        $           3.20   $           2.54   $           1.77
             The Big Edge Choice(R)                           $           1.25   $           2.74   $           1.12
             The Phoenix Edge(R)--VA Option 1                 $           3.39   $           2.87   $           2.15
             The Phoenix Edge(R)--VA Option 2                 $           3.55   $           2.58   $           2.03
             The Phoenix Edge(R)--VA Option 3                 $           3.07   $           2.72   $           1.81

                                                                 Phoenix-Van
                                                              Kampen Equity 500
                                                                Index Series
                                                              -----------------
Assets:
   Investments at fair value                                  $     27,729,689
                                                              -----------------
   Total Assets                                               $     27,729,689
Liabilities:
   Payable to PHL Variable Insurance Company                  $             17
                                                              -----------------
         Total Net Assets                                     $     27,729,672
                                                              =================
Net Assets:
   Accumulation Units                                         $     12,903,340
   Contracts in payout (annuitization period)                 $     14,826,332
                                                              -----------------
         Total Net Assets                                     $     27,729,672
                                                              =================
                                                              =================
         Units Outstanding                                          22,214,941
                                                              =================
   Investment shares held                                            3,419,875
   Investments at cost                                        $     37,651,717

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Freedom Edge(R)                                  $           0.87
             Phoenix Dimensions(R) Option 1                   $           0.75
             Phoenix Dimensions(R) Option 2                   $           0.75
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $           0.74
             Phoenix Income Choice(R)                         $           1.43
             Phoenix Income Choice(R) with GPAF               $           1.32
             Phoenix Investor's Edge(R) Option 1              $           1.49
             Phoenix Investor's Edge(R) Option 2              $           1.47
             Phoenix Investor's Edge(R) Option 3              $           1.46
             Phoenix Investor's Edge(R) Option 4              $           1.47
             Phoenix Premium Edge(R)                          $           1.15
             Phoenix Spectrum Edge(R) Option 1                $           1.55
             Phoenix Spectrum Edge(R) Option 2                $           1.53
             Phoenix Spectrum Edge(R) Option 3                $           1.52
             Phoenix Spectrum Edge(R) Option 4                $           1.53
             Phoenix Spectrum Edge(R) + Option 1              $           0.60
             Phoenix Spectrum Edge(R) + Option 2              $           0.60
             Retirement Planner's Edge                        $           1.22
             The Big Edge Choice(R)                           $           0.90
             The Phoenix Edge(R)--VA Option 1                 $           1.27
             The Phoenix Edge(R)--VA Option 2                 $           1.22
             The Phoenix Edge(R)--VA Option 3                 $           1.20

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                     PIMCO
                                                                 CommodityReal
                                                              Return/TM /Strategy  PIMCO Real Return  PIMCO Total Return
                                                              Portfolio - Advisor Portfolio - Advisor Portfolio - Advisor
                                                                     Class               Class               Class
                                                              ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                   $     20,954,957    $      5,259,066    $     12,367,490
                                                              ------------------- ------------------- -------------------
   Total Assets                                                $     20,954,957    $      5,259,066    $     12,367,490
Liabilities:
   Payable to PHL Variable Insurance Company                   $              2    $              -    $              -
                                                              ------------------- ------------------- -------------------
         Total Net Assets                                      $     20,954,955    $      5,259,066    $     12,367,490
                                                              =================== =================== ===================
Net Assets:
   Accumulation Units                                          $     20,951,996    $      5,259,066    $     12,367,490
   Contracts in payout (annuitization period)                  $          2,959    $              -    $              -
                                                              ------------------- ------------------- -------------------
         Total Net Assets                                      $     20,954,955    $      5,259,066    $     12,367,490
                                                              =================== =================== ===================
                                                              =================== =================== ===================
         Units Outstanding                                           32,642,702           5,200,124          10,862,939
                                                              =================== =================== ===================
   Investment shares held                                             2,989,293             467,056           1,199,564
   Investments at cost                                         $     35,964,941    $      5,921,857    $     12,408,840

         Unit Value
             Asset Manager Option 1                            $              -    $              -    $              -
             Asset Manager Option 2                            $              -    $              -                   -
             Freedom Edge(R)                                   $           0.64    $           1.01    $           1.14
             Phoenix Dimensions(R) Option 1                    $           0.64    $           1.02    $           1.15
             Phoenix Dimensions(R) Option 2                    $           0.64    $           1.01    $           1.14
             Phoenix Dimensions(R) Option 3                    $           0.64    $              -    $           1.14
             Phoenix Dimensions(R) Option 4                    $           0.63    $           1.00    $           1.13
             Phoenix Income Choice(R)                          $           0.64    $              -    $              -
             Phoenix Investor's Edge(R) Option 1               $           0.63    $           1.01    $           1.13
             Phoenix Investor's Edge(R) Option 2               $           0.63    $           1.00    $           1.13
             Phoenix Investor's Edge(R) Option 3               $           0.63    $              -    $              -
             Phoenix Investor's Edge(R) Option 4               $              -    $              -    $              -
             Phoenix Premium Edge(R)                           $           0.64    $           1.01    $           1.14
             Phoenix Spectrum Edge(R) Option 1                 $           0.64    $           1.02    $           1.15
             Phoenix Spectrum Edge(R) Option 2                 $           0.64    $           1.02    $           1.15
             Phoenix Spectrum Edge(R) Option 3                 $           0.64    $           1.01    $           1.14
             Phoenix Spectrum Edge(R) Option 4                 $           0.64    $              -    $              -
             Phoenix Spectrum Edge(R) + Option 1               $           0.64    $           0.99    $           1.10
             Phoenix Spectrum Edge(R) + Option 2               $           0.64    $           0.99    $           1.10
             Retirement Planner's Edge                         $           0.64    $           1.01    $           1.14
             The Big Edge Choice(R)                            $           0.67    $           1.00    $           1.12
             The Phoenix Edge(R)--VA Option 1                  $           0.65    $           1.03    $           1.16
             The Phoenix Edge(R)--VA Option 2                  $           0.64    $           1.02    $           1.15
             The Phoenix Edge(R)--VA Option 3                  $           0.64    $           1.01    $           1.14

                                                                Rydex Variable
                                                                Trust Inverse
                                                               Government Long
                                                              Bond Strategy Fund
                                                              ------------------
Assets:
   Investments at fair value                                   $      1,473,505
                                                              ------------------
   Total Assets                                                $      1,473,505
Liabilities:
   Payable to PHL Variable Insurance Company                   $              -
                                                              ------------------
         Total Net Assets                                      $      1,473,505
                                                              ==================
Net Assets:
   Accumulation Units                                          $      1,472,671
   Contracts in payout (annuitization period)                  $            834
                                                              ------------------
         Total Net Assets                                      $      1,473,505
                                                              ==================
                                                              ==================
         Units Outstanding                                            2,474,619
                                                              ==================
   Investment shares held                                               108,346
   Investments at cost                                         $      2,682,920

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $              -
             Freedom Edge(R)                                   $           0.53
             Phoenix Dimensions(R) Option 1                    $              -
             Phoenix Dimensions(R) Option 2                    $              -
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $              -
             Phoenix Income Choice(R)                          $           0.60
             Phoenix Investor's Edge(R) Option 1               $           0.59
             Phoenix Investor's Edge(R) Option 2               $           0.58
             Phoenix Investor's Edge(R) Option 3               $           0.58
             Phoenix Investor's Edge(R) Option 4               $           0.58
             Phoenix Premium Edge(R)                           $           0.59
             Phoenix Spectrum Edge(R) Option 1                 $           0.61
             Phoenix Spectrum Edge(R) Option 2                 $           0.60
             Phoenix Spectrum Edge(R) Option 3                 $           0.60
             Phoenix Spectrum Edge(R) Option 4                 $           0.60
             Phoenix Spectrum Edge(R) + Option 1               $              -
             Phoenix Spectrum Edge(R) + Option 2               $              -
             Retirement Planner's Edge                         $              -
             The Big Edge Choice(R)                            $              -
             The Phoenix Edge(R)--VA Option 1                  $           0.61
             The Phoenix Edge(R)--VA Option 2                  $           0.60
             The Phoenix Edge(R)--VA Option 3                  $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                Rydex Variable  Sentinel Variable
                                                              Rydex Variable     Trust Sector       Products
                                                              Trust Nova Fund   Rotation Fund     Balanced Fund
                                                              ---------------- ---------------- -----------------
Assets:
   Investments at fair value                                  $        769,278 $      1,479,534 $        611,992
                                                              ---------------- ---------------- -----------------
   Total Assets                                               $        769,278 $      1,479,534 $        611,992
Liabilities:
   Payable to PHL Variable Insurance Company                  $              - $              - $              -
                                                              ---------------- ---------------- -----------------
         Total Net Assets                                     $        769,278 $      1,479,534 $        611,992
                                                              ================ ================ =================
Net Assets:
   Accumulation Units                                         $        769,278 $      1,479,534 $        611,992
   Contracts in payout (annuitization period)                 $              - $              - $              -
                                                              ---------------- ---------------- -----------------
         Total Net Assets                                     $        769,278 $      1,479,534 $        611,992
                                                              ================ ================ =================
                                                              ================ ================ =================
         Units Outstanding                                           1,040,585        1,349,804          801,855
                                                              ================ ================ =================
   Investment shares held                                              169,073          163,485           67,031
   Investments at cost                                        $      1,126,222 $      1,691,283 $        778,343

         Unit Value
             Asset Manager Option 1                           $              - $              - $              -
             Asset Manager Option 2                           $              - $              - $              -
             Freedom Edge(R)                                  $              - $           1.04 $              -
             Phoenix Dimensions(R) Option 1                   $              - $              - $              -
             Phoenix Dimensions(R) Option 2                   $              - $              - $              -
             Phoenix Dimensions(R) Option 3                   $              - $              - $              -
             Phoenix Dimensions(R) Option 4                   $              - $              - $              -
             Phoenix Income Choice(R)                         $              - $              - $              -
             Phoenix Investor's Edge(R) Option 1              $           0.73 $           1.08 $              -
             Phoenix Investor's Edge(R) Option 2              $           0.72 $           1.07 $           0.76
             Phoenix Investor's Edge(R) Option 3              $           0.72 $           1.06 $              -
             Phoenix Investor's Edge(R) Option 4              $           0.72 $              - $              -
             Phoenix Premium Edge(R)                          $           0.73 $           1.08 $           0.76
             Phoenix Spectrum Edge(R) Option 1                $           0.75 $           1.11 $           0.77
             Phoenix Spectrum Edge(R) Option 2                $           0.75 $           1.10 $           0.76
             Phoenix Spectrum Edge(R) Option 3                $           0.74 $           1.10 $              -
             Phoenix Spectrum Edge(R) Option 4                $           0.74 $           1.10 $           0.76
             Phoenix Spectrum Edge(R) + Option 1              $              - $              - $           0.76
             Phoenix Spectrum Edge(R) + Option 2              $              - $              - $              -
             Retirement Planner's Edge                        $           0.74 $           1.10 $           0.76
             The Big Edge Choice(R)                           $              - $           1.10 $           0.76
             The Phoenix Edge(R)--VA Option 1                 $           0.76 $           1.13 $           0.77
             The Phoenix Edge(R)--VA Option 2                 $           0.75 $           1.10 $           0.76
             The Phoenix Edge(R)--VA Option 3                 $              - $           1.10 $              -

                                                              Sentinel Variable
                                                                Products Bond
                                                                    Fund
                                                              -----------------
Assets:
   Investments at fair value                                  $     32,264,327
                                                              -----------------
   Total Assets                                               $     32,264,327
Liabilities:
   Payable to PHL Variable Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $     32,264,327
                                                              =================
Net Assets:
   Accumulation Units                                         $     32,264,327
   Contracts in payout (annuitization period)                 $              -
                                                              -----------------
         Total Net Assets                                     $     32,264,327
                                                              =================
                                                              =================
         Units Outstanding                                          31,015,378
                                                              =================
   Investment shares held                                            3,252,452
   Investments at cost                                        $     32,994,143

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Freedom Edge(R)                                  $           1.04
             Phoenix Dimensions(R) Option 1                   $           1.04
             Phoenix Dimensions(R) Option 2                   $           1.04
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $           1.03
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $           1.04
             Phoenix Investor's Edge(R) Option 2              $           1.03
             Phoenix Investor's Edge(R) Option 3              $           1.03
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Premium Edge(R)                          $           1.04
             Phoenix Spectrum Edge(R) Option 1                $           1.04
             Phoenix Spectrum Edge(R) Option 2                $           1.04
             Phoenix Spectrum Edge(R) Option 3                $           1.04
             Phoenix Spectrum Edge(R) Option 4                $           1.04
             Phoenix Spectrum Edge(R) + Option 1              $           1.04
             Phoenix Spectrum Edge(R) + Option 2              $           1.04
             Retirement Planner's Edge                        $           1.04
             The Big Edge Choice(R)                           $           1.04
             The Phoenix Edge(R)--VA Option 1                 $           1.05
             The Phoenix Edge(R)--VA Option 2                 $           1.04
             The Phoenix Edge(R)--VA Option 3                 $           1.04

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                              Sentinel Variable Sentinel Variable Sentinel Variable
                                                               Products Common  Products Mid Cap   Products Small
                                                                 Stock Fund        Growth Fund      Company Fund
                                                              ----------------- ----------------- -----------------
Assets:
   Investments at fair value                                  $     84,130,463  $        484,997  $     12,014,168
                                                              ----------------- ----------------- -----------------
   Total Assets                                               $     84,130,463  $        484,997  $     12,014,168
Liabilities:
   Payable to PHL Variable Insurance Company                  $              -  $              -  $              -
                                                              ----------------- ----------------- -----------------
         Total Net Assets                                     $     84,130,463  $        484,997  $     12,014,168
                                                              ================= ================= =================
Net Assets:
   Accumulation Units                                         $     84,130,463  $        484,997  $     12,014,168
   Contracts in payout (annuitization period)                 $              -  $              -  $              -
                                                              ----------------- ----------------- -----------------
         Total Net Assets                                     $     84,130,463  $        484,997  $     12,014,168
                                                              ================= ================= =================
                                                              ================= ================= =================
         Units Outstanding                                         124,569,025           845,739        17,901,186
                                                              ================= ================= =================
   Investment shares held                                            8,912,125            72,387         1,291,848
   Investments at cost                                        $    113,755,237  $        822,182  $     16,280,201

         Unit Value
             Asset Manager Option 1                           $              -  $              -  $              -
             Asset Manager Option 2                           $              -  $              -  $              -
             Freedom Edge(R)                                  $           0.67  $           0.57  $           0.67
             Phoenix Dimensions(R) Option 1                   $           0.68  $              -  $           0.67
             Phoenix Dimensions(R) Option 2                   $           0.67  $              -  $           0.67
             Phoenix Dimensions(R) Option 3                   $           0.67  $              -  $           0.67
             Phoenix Dimensions(R) Option 4                   $           0.67  $           0.57  $           0.67
             Phoenix Income Choice(R)                         $              -  $              -  $              -
             Phoenix Investor's Edge(R) Option 1              $           0.67  $           0.57  $           0.67
             Phoenix Investor's Edge(R) Option 2              $           0.67  $           0.57  $           0.67
             Phoenix Investor's Edge(R) Option 3              $           0.67  $           0.57  $           0.67
             Phoenix Investor's Edge(R) Option 4              $              -  $              -  $              -
             Phoenix Premium Edge(R)                          $           0.67  $           0.57  $           0.67
             Phoenix Spectrum Edge(R) Option 1                $           0.68  $           0.58  $           0.67
             Phoenix Spectrum Edge(R) Option 2                $           0.68  $           0.57  $           0.67
             Phoenix Spectrum Edge(R) Option 3                $           0.67  $           0.57  $           0.67
             Phoenix Spectrum Edge(R) Option 4                $           0.68  $              -  $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.68  $           0.57  $           0.67
             Phoenix Spectrum Edge(R) + Option 2              $           0.68  $           0.57  $           0.67
             Retirement Planner's Edge                        $           0.67  $           0.57  $           0.67
             The Big Edge Choice(R)                           $           0.68  $           0.57  $           0.67
             The Phoenix Edge(R)--VA Option 1                 $           0.68  $           0.58  $           0.68
             The Phoenix Edge(R)--VA Option 2                 $           0.68  $           0.57  $           0.67
             The Phoenix Edge(R)--VA Option 3                 $           0.68  $              -  $              -

                                                                 Summit S&P
                                                                 MidCap 400
                                                              Index Portfolio -
                                                               Class I Shares
                                                              -----------------
Assets:
   Investments at fair value                                  $         91,139
                                                              -----------------
   Total Assets                                               $         91,139
Liabilities:
   Payable to PHL Variable Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $         91,139
                                                              =================
Net Assets:
   Accumulation Units                                         $         91,139
   Contracts in payout (annuitization period)                 $              -
                                                              -----------------
         Total Net Assets                                     $         91,139
                                                              =================
                                                              =================
         Units Outstanding                                             130,874
                                                              =================
   Investment shares held                                                2,256
   Investments at cost                                        $        103,231

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Freedom Edge(R)                                  $              -
             Phoenix Dimensions(R) Option 1                   $              -
             Phoenix Dimensions(R) Option 2                   $           0.70
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $              -
             Phoenix Investor's Edge(R) Option 2              $              -
             Phoenix Investor's Edge(R) Option 3              $              -
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Premium Edge(R)                          $           0.70
             Phoenix Spectrum Edge(R) Option 1                $           0.70
             Phoenix Spectrum Edge(R) Option 2                $              -
             Phoenix Spectrum Edge(R) Option 3                $              -
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $              -
             Phoenix Spectrum Edge(R) + Option 2              $              -
             Retirement Planner's Edge                        $              -
             The Big Edge Choice(R)                           $           0.70
             The Phoenix Edge(R)--VA Option 1                 $              -
             The Phoenix Edge(R)--VA Option 2                 $              -
             The Phoenix Edge(R)--VA Option 3                 $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                  Templeton                           Templeton
                                                              Developing Markets Templeton Foreign  Global Asset
                                                              Securities Fund -  Securities Fund - Allocation Fund
                                                                   Class 2            Class 2         - Class 2
                                                              ------------------ ----------------- ----------------
Assets:
   Investments at fair value                                   $      4,298,424  $     17,637,753  $      3,108,772
                                                              ------------------ ----------------- ----------------
   Total Assets                                                $      4,298,424  $     17,637,753  $      3,108,772
Liabilities:
   Payable to PHL Variable Insurance Company                   $              -  $              1  $              -
                                                              ------------------ ----------------- ----------------
         Total Net Assets                                      $      4,298,424  $     17,637,752  $      3,108,772
                                                              ================== ================= ================
Net Assets:
   Accumulation Units                                          $      4,297,380  $     17,564,327  $      3,108,772
   Contracts in payout (annuitization period)                  $          1,044  $         73,425  $              -
                                                              ------------------ ----------------- ----------------
         Total Net Assets                                      $      4,298,424  $     17,637,752  $      3,108,772
                                                              ================== ================= ================
                                                              ================== ================= ================
         Units Outstanding                                            4,472,555        10,088,147         1,850,910
                                                              ================== ================= ================
   Investment shares held                                               711,660         1,639,196           367,034
   Investments at cost                                         $      7,944,664  $     23,047,319  $      6,846,135

         Unit Value
             Asset Manager Option 1                            $              -  $           2.62  $              -
             Asset Manager Option 2                            $              -  $              -  $              -
             Freedom Edge(R)                                   $           0.63  $           1.17  $              -
             Phoenix Dimensions(R) Option 1                    $           0.63  $           0.90  $              -
             Phoenix Dimensions(R) Option 2                    $           0.63  $           0.89  $              -
             Phoenix Dimensions(R) Option 3                    $           0.63  $           0.89  $              -
             Phoenix Dimensions(R) Option 4                    $           0.63  $           0.88  $              -
             Phoenix Income Choice(R)                          $           3.22  $           1.97  $              -
             Phoenix Investor's Edge(R) Option 1               $           0.63  $           2.13  $              -
             Phoenix Investor's Edge(R) Option 2               $           0.63  $           2.11  $              -
             Phoenix Investor's Edge(R) Option 3               $              -  $           2.09  $              -
             Phoenix Investor's Edge(R) Option 4               $              -  $           2.10  $              -
             Phoenix Premium Edge(R)                           $           2.53  $           1.66  $           2.30
             Phoenix Spectrum Edge(R) Option 1                 $           0.64  $           2.22  $              -
             Phoenix Spectrum Edge(R) Option 2                 $           0.63  $           2.20  $              -
             Phoenix Spectrum Edge(R) Option 3                 $           0.63  $           2.17  $              -
             Phoenix Spectrum Edge(R) Option 4                 $           0.63  $           2.19  $              -
             Phoenix Spectrum Edge(R) + Option 1               $           0.54  $           0.62  $              -
             Phoenix Spectrum Edge(R) + Option 2               $           0.54  $           0.62  $              -
             Retirement Planner's Edge                         $           2.19  $           1.90  $           2.61
             The Big Edge Choice(R)                            $           0.81  $           1.20  $           1.62
             The Phoenix Edge(R)--VA Option 1                  $           2.65  $           1.96  $           2.76
             The Phoenix Edge(R)--VA Option 2                  $           2.57  $           1.95  $           2.70
             The Phoenix Edge(R)--VA Option 3                  $           2.20  $           1.79  $           2.37

                                                                  Templeton
                                                                   Growth
                                                              Securities Fund -
                                                                   Class 2
                                                              -----------------
Assets:
   Investments at fair value                                  $     52,858,459
                                                              -----------------
   Total Assets                                               $     52,858,459
Liabilities:
   Payable to PHL Variable Insurance Company                  $              1
                                                              -----------------
         Total Net Assets                                     $     52,858,458
                                                              =================
Net Assets:
   Accumulation Units                                         $     52,817,788
   Contracts in payout (annuitization period)                 $         40,670
                                                              -----------------
         Total Net Assets                                     $     52,858,458
                                                              =================
                                                              =================
         Units Outstanding                                          55,486,143
                                                              =================
   Investment shares held                                            6,446,152
   Investments at cost                                        $     85,049,268

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $           2.15
             Freedom Edge(R)                                  $           0.97
             Phoenix Dimensions(R) Option 1                   $           0.75
             Phoenix Dimensions(R) Option 2                   $           0.74
             Phoenix Dimensions(R) Option 3                   $           0.74
             Phoenix Dimensions(R) Option 4                   $           0.74
             Phoenix Income Choice(R)                         $           1.76
             Phoenix Investor's Edge(R) Option 1              $           1.77
             Phoenix Investor's Edge(R) Option 2              $           1.75
             Phoenix Investor's Edge(R) Option 3              $           1.74
             Phoenix Investor's Edge(R) Option 4              $           1.75
             Phoenix Premium Edge(R)                          $           1.70
             Phoenix Spectrum Edge(R) Option 1                $           1.84
             Phoenix Spectrum Edge(R) Option 2                $           1.82
             Phoenix Spectrum Edge(R) Option 3                $           1.81
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.54
             Phoenix Spectrum Edge(R) + Option 2              $           0.54
             Retirement Planner's Edge                        $           2.03
             The Big Edge Choice(R)                           $           1.21
             The Phoenix Edge(R)--VA Option 1                 $           2.18
             The Phoenix Edge(R)--VA Option 2                 $           2.16
             The Phoenix Edge(R)--VA Option 3                 $           1.89

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                 Van Kampen UIF
                                                               Equity and Income        Wanger              Wanger
                                                              Portfolio - Class II   International   International Select
                                                              -------------------- ----------------- --------------------
Assets:
   Investments at fair value                                    $        694,452   $      75,698,035   $     10,006,445
                                                              -------------------- ----------------- --------------------
   Total Assets                                                 $        694,452   $      75,698,035   $     10,006,445
Liabilities:
   Payable to PHL Variable Insurance Company                    $              -   $              58   $              -
                                                              -------------------- ----------------- --------------------
         Total Net Assets                                       $        694,452   $      75,697,977   $     10,006,445
                                                              ==================== ================= ====================
Net Assets:
   Accumulation Units                                           $        694,452   $      75,619,267   $     10,002,097
   Contracts in payout (annuitization period)                   $              -   $          78,710   $          4,348
                                                              -------------------- ----------------- --------------------
         Total Net Assets                                       $        694,452   $      75,697,977   $     10,006,445
                                                              ==================== ================= ====================
                                                              ==================== ================= ====================
         Units Outstanding                                               856,966          41,941,260          4,583,672
                                                              ==================== ================= ====================
   Investment shares held                                                 64,480           3,658,679            833,174
   Investments at cost                                          $        898,708   $      88,843,203   $     14,159,446

         Unit Value
             Asset Manager Option 1                             $              -   $            3.74   $              -
             Asset Manager Option 2                             $              -   $               -   $              -
             Freedom Edge(R)                                    $              -   $            1.57   $           1.52
             Phoenix Dimensions(R) Option 1                     $           0.84   $            0.98   $           1.03
             Phoenix Dimensions(R) Option 2                     $              -   $            0.97   $           1.02
             Phoenix Dimensions(R) Option 3                     $              -   $            0.97   $              -
             Phoenix Dimensions(R) Option 4                     $              -   $            0.96   $           1.01
             Phoenix Income Choice(R)                           $              -   $            2.74   $              -
             Phoenix Investor's Edge(R) Option 1                $           0.83   $            3.19   $           2.94
             Phoenix Investor's Edge(R) Option 2                $           0.82   $            3.16   $           2.91
             Phoenix Investor's Edge(R) Option 3                $              -   $            3.13   $           2.88
             Phoenix Investor's Edge(R) Option 4                $              -   $            3.15   $           2.90
             Phoenix Premium Edge(R)                            $           0.83   $            1.81   $           1.84
             Phoenix Spectrum Edge(R) Option 1                  $           0.84   $            3.32   $           3.06
             Phoenix Spectrum Edge(R) Option 2                  $           0.84   $            3.29   $           3.03
             Phoenix Spectrum Edge(R) Option 3                  $              -   $            3.25   $           3.00
             Phoenix Spectrum Edge(R) Option 4                  $              -   $            3.27   $           3.02
             Phoenix Spectrum Edge(R) + Option 1                $           0.73   $            0.56   $           0.60
             Phoenix Spectrum Edge(R) + Option 2                $           0.73   $            0.55   $           0.60
             Retirement Planner's Edge                          $           0.83   $            2.79   $           3.12
             The Big Edge Choice(R)                             $           0.80   $            3.12   $           1.91
             The Phoenix Edge(R) --VA Option 1                  $           0.84   $            2.93   $           3.26
             The Phoenix Edge(R)--VA Option 2                   $           0.84   $            2.77   $           3.09
             The Phoenix Edge(R)--VA Option 3                   $           0.83   $            2.74   $           3.06


                                                                Wanger Select
                                                              ------------------
Assets:
   Investments at fair value                                  $       11,105,067
                                                              ------------------
   Total Assets                                               $       11,105,067
Liabilities:
   Payable to PHL Variable Insurance Company                  $                -
                                                              ------------------
         Total Net Assets                                     $       11,105,067
                                                              ==================
Net Assets:
   Accumulation Units                                         $       11,096,532
   Contracts in payout (annuitization period)                 $            8,535
                                                              ------------------
         Total Net Assets                                     $       11,105,067
                                                              ==================
                                                              ==================
         Units Outstanding                                             5,869,760
                                                              ==================
   Investment shares held                                                800,653
   Investments at cost                                        $       13,406,331

         Unit Value
             Asset Manager Option 1                           $                -
             Asset Manager Option 2                           $                -
             Freedom Edge(R)                                  $             0.86
             Phoenix Dimensions(R) Option 1                   $             0.73
             Phoenix Dimensions(R) Option 2                   $             0.72
             Phoenix Dimensions(R) Option 3                   $                -
             Phoenix Dimensions(R) Option 4                   $             0.71
             Phoenix Income Choice(R)                         $             2.10
             Phoenix Investor's Edge(R) Option 1              $             1.99
             Phoenix Investor's Edge(R) Option 2              $             1.97
             Phoenix Investor's Edge(R) Option 3              $             1.95
             Phoenix Investor's Edge(R) Option 4              $             1.96
             Phoenix Premium Edge(R)                          $             2.09
             Phoenix Spectrum Edge(R) Option 1                $             2.07
             Phoenix Spectrum Edge(R) Option 2                $             2.05
             Phoenix Spectrum Edge(R) Option 3                $             2.02
             Phoenix Spectrum Edge(R) Option 4                $             2.04
             Phoenix Spectrum Edge(R) + Option 1              $             0.48
             Phoenix Spectrum Edge(R) + Option 2              $             0.47
             Retirement Planner's Edge                        $             2.63
             The Big Edge Choice(R)                           $             1.53
             The Phoenix Edge(R) --VA Option 1                $             2.68
             The Phoenix Edge(R)--VA Option 2                 $             2.55
             The Phoenix Edge(R)--VA Option 3                 $             2.48

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                  Wanger USA
                                                               ----------------
 Assets:
    Investments at fair value                                  $     44,006,137
                                                               ----------------
    Total Assets                                               $     44,006,137
 Liabilities:
    Payable to PHL Variable Insurance Company                  $              1
                                                               ----------------
          Total Net Assets                                     $     44,006,136
                                                               ================
 Net Assets:
    Accumulation Units                                         $     43,900,126
    Contracts in payout (annuitization period)                 $        106,010
                                                               ----------------
          Total Net Assets                                     $     44,006,136
                                                               ================
                                                               ================
          Units Outstanding                                          20,051,952
                                                               ================
    Investment shares held                                            2,280,109
    Investments at cost                                        $     43,321,496

          Unit Value
              Asset Manager Option 1                           $           2.61
              Asset Manager Option 2                           $              -
              Freedom Edge(R)                                  $           0.96
              Phoenix Dimensions(R) Option 1                   $           0.72
              Phoenix Dimensions(R) Option 2                   $           0.71
              Phoenix Dimensions(R) Option 3                   $           0.71
              Phoenix Dimensions(R) Option 4                   $           0.71
              Phoenix Income Choice(R)                         $           1.99
              Phoenix Investor's Edge(R) Option 1              $           2.04
              Phoenix Investor's Edge(R) Option 2              $           2.01
              Phoenix Investor's Edge(R) Option 3              $           1.99
              Phoenix Investor's Edge(R) Option 4              $           2.01
              Phoenix Premium Edge(R)                          $           2.28
              Phoenix Spectrum Edge(R) Option 1                $           2.12
              Phoenix Spectrum Edge(R) Option 2                $           2.10
              Phoenix Spectrum Edge(R) Option 3                $           2.07
              Phoenix Spectrum Edge(R) Option 4                $              -
              Phoenix Spectrum Edge(R) + Option 1              $           0.57
              Phoenix Spectrum Edge(R) + Option 2              $           0.57
              Retirement Planner's Edge                        $           2.25
              The Big Edge Choice(R)                           $           2.26
              The Phoenix Edge(R)--VA Option 1                 $           2.34
              The Phoenix Edge(R)--VA Option 2                 $           2.25
              The Phoenix Edge(R)--VA Option 3                 $           2.25

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008


                                                        AIM V.I. Capital   AIM V.I. Core Equity  AIM V.I. Mid Cap
                                                       Appreciation Fund -   Fund - Series I    Core Equity Fund -
                                                         Series I Shares          Shares         Series I Shares
                                                       ------------------- -------------------- ------------------
Income:
   Dividends                                            $              -     $        233,058    $         76,865
Expenses:
   Mortality and expense fees                                    586,163              134,652              65,725
   Administrative fees                                            63,072               14,317               6,700
                                                       ------------------- -------------------- ------------------
Net investment income (loss)                                    (649,235)              84,089               4,440
                                                       ------------------- -------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    96,628               23,343             (56,248)
   Realized gain distributions                                         -                    -             558,986
                                                       ------------------- -------------------- ------------------
   Realized gain (loss)                                           96,628               23,343             502,738
                                                       ------------------- -------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (26,798,272)          (4,052,275)         (2,243,835)
                                                       ------------------- -------------------- ------------------
Net increase (decrease) in net assets from operations   $    (27,350,879)    $     (3,944,843)   $     (1,736,657)
                                                       =================== ==================== ==================

                                                                            AllianceBernstein
                                                        AllianceBernstein       VPS Wealth
                                                          VPS Balanced         Appreciation       DWS Equity 500
                                                         Wealth Strategy   Strategy Portfolio -  Index Fund VIP -
                                                       Portfolio - Class B       Class B             Class A
                                                       ------------------- -------------------- ------------------
Income:
   Dividends                                            $         27,306     $          6,182    $      1,631,062
Expenses:
   Mortality and expense fees                                     13,075                4,605             791,083
   Administrative fees                                             1,236                  584              81,234
                                                       ------------------- -------------------- ------------------
Net investment income (loss)                                      12,995                  993             758,745
                                                       ------------------- -------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (37,327)             (82,156)           (257,139)
   Realized gain distributions                                     8,580               92,574                   -
                                                       ------------------- -------------------- ------------------
   Realized gain (loss)                                          (28,747)              10,418            (257,139)
                                                       ------------------- -------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (436,662)            (247,864)        (30,219,249)
                                                       ------------------- -------------------- ------------------
Net increase (decrease) in net assets from operations   $       (452,414)    $       (236,453)   $    (29,717,643)
                                                       =================== ==================== ==================

                                                          Alger American
                                                       Capital Appreciation
                                                       Portfolio - Class O
                                                              Shares
                                                       --------------------
Income:
   Dividends                                             $              -
Expenses:
   Mortality and expense fees                                     141,109
   Administrative fees                                             14,157
                                                       --------------------
Net investment income (loss)                                     (155,266)
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  1,456,101
   Realized gain distributions                                          -
                                                       --------------------
   Realized gain (loss)                                         1,456,101
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (7,907,374)
                                                       --------------------
Net increase (decrease) in net assets from operations    $     (6,606,539)
                                                       ====================




                                                          DWS Small Cap
                                                       Index VIP - Class A
                                                       --------------------
Income:
   Dividends                                             $              -
Expenses:
   Mortality and expense fees                                       1,181
   Administrative fees                                                104
                                                       --------------------
Net investment income (loss)                                       (1,285)
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (61,870)
   Realized gain distributions                                          -
                                                       --------------------
   Realized gain (loss)                                           (61,870)
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                (42,564)
                                                       --------------------
Net increase (decrease) in net assets from operations    $       (105,719)
                                                       ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                                               Federated High     Fidelity(R) VIP
                                                         Federated Fund for      Income Bond       Contrafund(R)
                                                          U.S. Government     Fund II - Primary Portfolio - Service
                                                           Securities II           Shares              Class
                                                       ---------------------- ----------------- -------------------
Income:
   Dividends                                              $     10,207,947    $      1,717,131   $        633,154
Expenses:
   Mortality and expense fees                                    2,370,074             201,640            969,860
   Administrative fees                                             254,116              20,182             98,964
                                                       ---------------------- ----------------- -------------------
Net investment income (loss)                                     7,583,757           1,495,309           (435,670)
                                                       ---------------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      53,287          (1,054,956)        (6,770,504)
   Realized gain distributions                                           -                   -          2,553,519
                                                       ---------------------- ----------------- -------------------
   Realized gain (loss)                                             53,287          (1,054,956)        (4,216,985)
                                                       ---------------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (1,945,363)         (4,630,113)       (37,802,484)
                                                       ---------------------- ----------------- -------------------
Net increase (decrease) in net assets from operations     $      5,691,681    $     (4,189,760)  $    (42,455,139)
                                                       ====================== ================= ===================

                                                                               Fidelity(R) VIP
                                                       Fidelity(R) VIP Growth Investment Grade   Franklin Flex Cap
                                                        Portfolio - Service   Bond Portfolio -   Growth Securities
                                                               Class            Service Class     Fund - Class 2
                                                       ---------------------- ----------------- -------------------
Income:
   Dividends                                              $        202,674    $      1,202,333   $             37
Expenses:
   Mortality and expense fees                                      346,168             462,848                567
   Administrative fees                                              36,793              47,665                 53
                                                       ---------------------- ----------------- -------------------
Net investment income (loss)                                      (180,287)            691,820               (583)
                                                       ---------------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     601,448             (67,275)            (7,516)
   Realized gain distributions                                           -              23,762                  -
                                                       ---------------------- ----------------- -------------------
   Realized gain (loss)                                            601,448             (43,513)            (7,516)
                                                       ---------------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (17,964,808)         (2,699,398)           (10,877)
                                                       ---------------------- ----------------- -------------------
Net increase (decrease) in net assets from operations     $    (17,543,647)   $     (2,051,091)  $        (18,976)
                                                       ====================== ================= ===================

                                                       Fidelity(R) VIP Growth
                                                           Opportunities
                                                        Portfolio - Service
                                                               Class
                                                       ----------------------
Income:
   Dividends                                              $        445,062
Expenses:
   Mortality and expense fees                                    1,110,987
   Administrative fees                                             117,116
                                                       ----------------------
Net investment income (loss)                                      (783,041)
                                                       ----------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (300,108)
   Realized gain distributions                                           -
                                                       ----------------------
   Realized gain (loss)                                           (300,108)
                                                       ----------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (71,122,822)
                                                       ----------------------
Net increase (decrease) in net assets from operations     $    (72,205,971)
                                                       ======================


                                                          Franklin Income
                                                         Securities Fund -
                                                              Class 2
                                                       ----------------------
Income:
   Dividends                                              $      2,913,192
Expenses:
   Mortality and expense fees                                      705,025
   Administrative fees                                              65,719
                                                       ----------------------
Net investment income (loss)                                     2,142,448
                                                       ----------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (1,665,181)
   Realized gain distributions                                   1,219,820
                                                       ----------------------
   Realized gain (loss)                                           (445,361)
                                                       ----------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (21,064,772)
                                                       ----------------------
Net increase (decrease) in net assets from operations     $    (19,367,685)
                                                       ======================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                       Lazard Retirement                     Lord Abbett Growth
                                                        U.S. Small Cap    Lord Abbett Bond       and Income
                                                       Equity Portfolio  Debenture Portfolio    Portfolio -
                                                        Service Shares    - Class VC Shares   Class VC Shares
                                                       ----------------- ------------------- ------------------
Income:
   Dividends                                           $              -   $        669,056    $      1,914,431
Expenses:
   Mortality and expense fees                                    27,017            160,645           1,506,578
   Administrative fees                                            2,757             15,765             161,508
                                                       ----------------- ------------------- ------------------
Net investment income (loss)                                    (29,774)           492,646             246,345
                                                       ----------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (298,561)          (361,527)         (3,532,840)
   Realized gain distributions                                        -             25,415             448,182
                                                       ----------------- ------------------- ------------------
   Realized gain (loss)                                        (298,561)          (336,112)         (3,084,658)
                                                       ----------------- ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (564,336)        (2,519,561)        (55,386,667)
                                                       ----------------- ------------------- ------------------
Net increase (decrease) in net assets from operations  $       (892,671)  $     (2,363,027)   $    (58,224,980)
                                                       ================= =================== ==================

                                                                                              Neuberger Berman
                                                         Mutual Shares    Neuberger Berman     AMT Small Cap
                                                       Securities Fund -    AMT Guardian     Growth Portfolio -
                                                            Class 2      Portfolio - S Class      S Class
                                                       ----------------- ------------------- ------------------
Income:
   Dividends                                           $      2,400,600   $        263,652    $              -
Expenses:
   Mortality and expense fees                                   985,988            481,713               1,192
   Administrative fees                                           94,732             49,938                 118
                                                       ----------------- ------------------- ------------------
Net investment income (loss)                                  1,319,880           (267,999)             (1,310)
                                                       ----------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares               (2,250,167)           (52,047)            (18,009)
   Realized gain distributions                                3,414,457          2,015,962               3,576
                                                       ----------------- ------------------- ------------------
   Realized gain (loss)                                       1,164,290          1,963,915             (14,433)
                                                       ----------------- ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (37,532,895)       (21,840,075)            (24,816)
                                                       ----------------- ------------------- ------------------
Net increase (decrease) in net assets from operations  $    (35,048,725)  $    (20,144,159)   $        (40,559)
                                                       ================= =================== ==================

                                                          Lord Abbett Mid
                                                       Cap Value Portfolio -
                                                          Class VC Shares
                                                       ---------------------
Income:
   Dividends                                             $        125,465
Expenses:
   Mortality and expense fees                                     140,735
   Administrative fees                                             14,171
                                                       ---------------------
Net investment income (loss)                                      (29,441)
                                                       ---------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (1,142,922)
   Realized gain distributions                                    419,252
                                                       ---------------------
   Realized gain (loss)                                          (723,670)
                                                       ---------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (4,833,860)
                                                       ---------------------
Net increase (decrease) in net assets from operations    $     (5,586,971)
                                                       =====================

                                                            Oppenheimer
                                                       Capital Appreciation
                                                         Fund/VA - Service
                                                              Shares
                                                       ---------------------
Income:
   Dividends                                             $              -
Expenses:
   Mortality and expense fees                                       9,894
   Administrative fees                                                965
                                                       ---------------------
Net investment income (loss)                                      (10,859)
                                                       ---------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (68,589)
   Realized gain distributions                                          -
                                                       ---------------------
   Realized gain (loss)                                           (68,589)
                                                       ---------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (351,459)
                                                       ---------------------
Net increase (decrease) in net assets from operations    $       (430,907)
                                                       =====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                          Oppenheimer        Oppenheimer Main
                                                       Global Securities     Street Small Cap
                                                       Fund/VA - Service   Fund(R)/VA - Service Phoenix Capital
                                                            Shares                Shares         Growth Series
                                                       -----------------   -------------------- ----------------
Income:
   Dividends                                           $         27,865      $         57,058   $         20,527
Expenses:
   Mortality and expense fees                                    29,673               327,828            745,042
   Administrative fees                                            2,821                33,964             78,428
                                                       -----------------   -------------------- ----------------
Net investment income (loss)                                     (4,629)             (304,734)          (802,943)
                                                       -----------------   -------------------- ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (97,437)              (77,727)        (3,804,812)
   Realized gain distributions                                  149,422             1,186,600                  -
                                                       -----------------   -------------------- ----------------
   Realized gain (loss)                                          51,985             1,108,873         (3,804,812)
                                                       -----------------   -------------------- ----------------

Change in unrealized appreciation (depreciation)
   during the year                                           (1,155,946)          (14,425,358)       (27,295,979)
                                                       -----------------   -------------------- ----------------
Net increase (decrease) in net assets from operations  $     (1,108,590)     $    (13,621,219)  $    (31,903,734)
                                                       =================   ==================== ================

                                                                                                Phoenix Dynamic
                                                        Phoenix Dynamic      Phoenix Dynamic    Asset Allocation
                                                       Asset Allocation      Asset Allocation   Series: Moderate
                                                        Series: Growth       Series: Moderate        Growth
                                                       -----------------   -------------------- ----------------
Income:
   Dividends                                           $        519,872      $        327,080   $        439,611
Expenses:
   Mortality and expense fees                                   321,633               126,884            210,839
   Administrative fees                                           29,604                12,357             20,555
                                                       -----------------   -------------------- ----------------
Net investment income (loss)                                    168,635               187,839            208,217
                                                       -----------------   -------------------- ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (423,763)             (160,249)          (502,955)
   Realized gain distributions                                  280,865               208,000            494,082
                                                       -----------------   -------------------- ----------------
   Realized gain (loss)                                        (142,898)               47,751             (8,873)
                                                       -----------------   -------------------- ----------------

Change in unrealized appreciation (depreciation)
   during the year                                           (9,645,089)           (2,016,576)        (5,314,359)
                                                       -----------------   -------------------- ----------------
Net increase (decrease) in net assets from operations  $     (9,619,352)     $     (1,780,986)  $     (5,115,015)
                                                       =================   ==================== ================

                                                        Phoenix Dynamic
                                                        Asset Allocation
                                                       Series: Aggressive
                                                             Growth
                                                       ------------------
Income:
   Dividends                                            $        248,661
Expenses:
   Mortality and expense fees                                    195,238
   Administrative fees                                            20,227
                                                       ------------------
Net investment income (loss)                                      33,196
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (603,402)
   Realized gain distributions                                   161,463
                                                       ------------------
   Realized gain (loss)                                         (441,939)
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (7,071,960)
                                                       ------------------
Net increase (decrease) in net assets from operations   $     (7,480,703)
                                                       ==================



                                                       Phoenix Growth and
                                                         Income Series
                                                       ------------------
Income:
   Dividends                                            $      1,008,567
Expenses:
   Mortality and expense fees                                    913,698
   Administrative fees                                            97,315
                                                       ------------------
Net investment income (loss)                                      (2,446)
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (490,919)
   Realized gain distributions                                 1,005,132
                                                       ------------------
   Realized gain (loss)                                          514,213
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (33,600,877)
                                                       ------------------
Net increase (decrease) in net assets from operations   $    (33,089,110)
                                                       ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                                                              Phoenix Multi-
                                                        Phoenix Mid-Cap    Phoenix Money       Sector Fixed
                                                         Growth Series     Market Series      Income Series
                                                       ----------------- ----------------- --------------------
Income:
   Dividends                                           $              -  $      2,203,267    $      9,517,277
Expenses:
   Mortality and expense fees                                   276,726         1,266,358           1,492,603
   Administrative fees                                           29,066           126,675             153,494
                                                       ----------------- ----------------- --------------------
Net investment income (loss)                                   (305,792)          810,234           7,871,180
                                                       ----------------- ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (380,281)                -          (2,173,667)
   Realized gain distributions                                        -                 -                   -
                                                       ----------------- ----------------- --------------------
   Realized gain (loss)                                        (380,281)                -          (2,173,667)
                                                       ----------------- ----------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (11,823,044)                -         (31,132,114)
                                                       ----------------- ----------------- --------------------
Net increase (decrease) in net assets from operations  $    (12,509,117) $        810,234    $    (25,434,601)
                                                       ================= ================= ====================


                                                       Phoenix Small-Cap Phoenix Strategic   Phoenix-Aberdeen
                                                         Growth Series   Allocation Series International Series
                                                       ----------------- ----------------- --------------------
Income:
   Dividends                                           $              -  $      1,404,668    $      5,754,745
Expenses:
   Mortality and expense fees                                   285,607           591,520           3,233,740
   Administrative fees                                           29,847            60,936             344,460
                                                       ----------------- ----------------- --------------------
Net investment income (loss)                                   (315,454)          752,212           2,176,545
                                                       ----------------- ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares               (1,839,355)       (2,869,569)         (1,918,518)
   Realized gain distributions                                  804,943           492,486          11,986,677
                                                       ----------------- ----------------- --------------------
   Realized gain (loss)                                      (1,034,412)       (2,377,083)         10,068,159
                                                       ----------------- ----------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (12,520,884)      (12,554,092)       (144,926,580)
                                                       ----------------- ----------------- --------------------
Net increase (decrease) in net assets from operations  $    (13,870,750) $    (14,178,963)   $   (132,681,876)
                                                       ================= ================= ====================

                                                         Phoenix Multi-
                                                       Sector Short Term
                                                          Bond Series
                                                       ------------------
Income:
   Dividends                                            $      1,434,316
Expenses:
   Mortality and expense fees                                    343,763
   Administrative fees                                            32,840
                                                       ------------------
Net investment income (loss)                                   1,057,713
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (551,257)
   Realized gain distributions                                         -
                                                       ------------------
   Realized gain (loss)                                         (551,257)
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (3,669,130)
                                                       ------------------
Net increase (decrease) in net assets from operations   $     (3,162,674)
                                                       ==================

                                                         Phoenix-Duff &
                                                       Phelps Real Estate
                                                       Securities Series
                                                       ------------------
Income:
   Dividends                                            $      1,214,613
Expenses:
   Mortality and expense fees                                    942,642
   Administrative fees                                            97,216
                                                       ------------------
Net investment income (loss)                                     174,755
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (24,149)
   Realized gain distributions                                 1,872,294
                                                       ------------------
   Realized gain (loss)                                        1,848,145
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (35,273,474)
                                                       ------------------
Net increase (decrease) in net assets from operations   $    (33,250,574)
                                                       ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                         Phoenix-Sanford     Phoenix-Sanford       Phoenix-Van
                                                        Bernstein Mid-Cap   Bernstein Small-     Kampen Comstock
                                                          Value Series      Cap Value Series         Series
                                                       ------------------- ------------------- -------------------
Income:
   Dividends                                            $        124,657    $         27,959    $        488,611
Expenses:
   Mortality and expense fees                                    916,175             408,274             351,387
   Administrative fees                                            94,333              42,578              36,207
                                                       ------------------- ------------------- -------------------
Net investment income (loss)                                    (885,851)           (422,893)            101,017
                                                       ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                (1,283,020)         (1,666,913)         (2,050,638)
   Realized gain distributions                                 4,770,806             844,348             611,130
                                                       ------------------- ------------------- -------------------
   Realized gain (loss)                                        3,487,786            (822,565)         (1,439,508)
                                                       ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (35,031,632)        (14,028,297)        (10,950,248)
                                                       ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations   $    (32,429,697)   $    (15,273,755)   $    (12,288,739)
                                                       =================== =================== ===================

                                                              PIMCO
                                                          CommodityReal
                                                       Return/TM/ Strategy  PIMCO Real Return  PIMCO Total Return
                                                       Portfolio - Advisor Portfolio - Advisor Portfolio - Advisor
                                                              Class               Class               Class
                                                       ------------------- ------------------- -------------------
Income:
   Dividends                                            $      1,391,613    $        292,995    $        421,641
Expenses:
   Mortality and expense fees                                    377,481             111,282             118,289
   Administrative fees                                            38,365              10,850              12,098
                                                       ------------------- ------------------- -------------------
Net investment income (loss)                                     975,767             170,863             291,254
                                                       ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                (3,704,607)           (642,904)            (16,241)
   Realized gain distributions                                   319,220               8,360             236,096
                                                       ------------------- ------------------- -------------------
   Realized gain (loss)                                       (3,385,387)           (634,544)            219,855
                                                       ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (16,852,826)           (708,266)           (242,660)
                                                       ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations   $    (19,262,446)   $     (1,171,947)   $        268,449
                                                       =================== =================== ===================

                                                          Phoenix-Van
                                                       Kampen Equity 500
                                                          Index Series
                                                       ------------------
Income:
   Dividends                                            $        670,113
Expenses:
   Mortality and expense fees                                    739,180
   Administrative fees                                            24,647
                                                       ------------------
Net investment income (loss)                                     (93,714)
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   176,071
   Realized gain distributions                                         -
                                                       ------------------
   Realized gain (loss)                                          176,071
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (18,951,108)
                                                       ------------------
Net increase (decrease) in net assets from operations   $    (18,868,751)
                                                       ==================


                                                         Rydex Variable
                                                         Trust Inverse
                                                        Government Long
                                                       Bond Strategy Fund
                                                       ------------------
Income:
   Dividends                                            $          9,488
Expenses:
   Mortality and expense fees                                     30,941
   Administrative fees                                             2,916
                                                       ------------------
Net investment income (loss)                                     (24,369)
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (200,331)
   Realized gain distributions                                         -
                                                       ------------------
   Realized gain (loss)                                         (200,331)
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (472,827)
                                                       ------------------
Net increase (decrease) in net assets from operations   $       (697,527)
                                                       ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                                          Rydex Variable   Sentinel Variable  Sentinel Variable
                                                        Rydex Variable     Trust Sector    Products Balanced    Products Bond
                                                        Trust Nova Fund    Rotation Fund         Fund               Fund
                                                       ----------------- ----------------- ----------------- -------------------
Income:
   Dividends                                           $          5,010  $              -  $         19,602   $      1,271,459
Expenses:
   Mortality and expense fees                                    19,145            34,277             7,906            270,632
   Administrative fees                                            1,816             3,406               852             27,796
                                                       ----------------- ----------------- ----------------- -------------------
Net investment income (loss)                                    (15,951)          (37,683)           10,844            973,031
                                                       ----------------- ----------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   20,211           170,860           (65,191)           (33,114)
   Realized gain distributions                                        -             6,083             2,320                  -
                                                       ----------------- ----------------- ----------------- -------------------
   Realized gain (loss)                                          20,211           176,943           (62,871)           (33,114)
                                                       ----------------- ----------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (1,060,228)       (1,551,831)         (135,390)          (626,257)
                                                       ----------------- ----------------- ----------------- -------------------
Net increase (decrease) in net assets from operations  $     (1,055,968) $     (1,412,571) $       (187,417)  $        313,660
                                                       ================= ================= ================= ===================

                                                                                                                 Summit S&P
                                                       Sentinel Variable Sentinel Variable Sentinel Variable  MidCap 400 Index
                                                        Products Common  Products Mid Cap   Products Small   Portfolio - Class I
                                                          Stock Fund        Growth Fund      Company Fund          Shares
                                                       ----------------- ----------------- ----------------- -------------------
Income:
   Dividends                                           $      1,281,794  $              -  $         39,102   $          1,237
Expenses:
   Mortality and expense fees                                   729,528            12,791           105,951              1,532
   Administrative fees                                           73,652             1,242            10,674                139
                                                       ----------------- ----------------- ----------------- -------------------
Net investment income (loss)                                    478,614           (14,033)          (77,523)              (434)
                                                       ----------------- ----------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (166,593)         (493,450)          (69,731)           (32,085)
   Realized gain distributions                                        -                 -           164,949                 14
                                                       ----------------- ----------------- ----------------- -------------------
   Realized gain (loss)                                        (166,593)         (493,450)           95,218            (32,071)
                                                       ----------------- ----------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (28,943,329)         (337,869)       (3,907,835)           (12,093)
                                                       ----------------- ----------------- ----------------- -------------------
Net increase (decrease) in net assets from operations  $    (28,631,308) $       (845,352) $     (3,890,140)  $        (44,598)
                                                       ================= ================= ================= ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                            Templeton
                                                        Developing Markets  Templeton Foreign   Templeton Global
                                                        Securities Fund -   Securities Fund -   Asset Allocation
                                                             Class 2             Class 2         Fund - Class 2
                                                       -------------------- ----------------- --------------------
Income:
   Dividends                                             $        229,842   $        663,801    $        428,782
Expenses:
   Mortality and expense fees                                     103,265            331,302              49,908
   Administrative fees                                             10,529             34,739               5,060
                                                       -------------------- ----------------- --------------------
Net investment income (loss)                                      116,048            297,760             373,814
                                                       -------------------- ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (1,090,379)            78,577             (81,967)
   Realized gain distributions                                  1,722,824          2,716,763             536,410
                                                       -------------------- ----------------- --------------------
   Realized gain (loss)                                           632,445          2,795,340             454,443
                                                       -------------------- ----------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (6,552,970)       (17,066,689)         (2,027,693)
                                                       -------------------- ----------------- --------------------
Net increase (decrease) in net assets from operations    $     (5,804,477)  $    (13,973,589)   $     (1,199,436)
                                                       ==================== ================= ====================

                                                          Van Kampen UIF
                                                        Equity and Income        Wanger              Wanger
                                                       Portfolio - Class II   International   International Select
                                                       -------------------- ----------------- --------------------
Income:
   Dividends                                             $         16,560   $      1,091,803    $         79,021
Expenses:
   Mortality and expense fees                                       8,432          1,334,863             221,772
   Administrative fees                                                835            140,523              22,584
                                                       -------------------- ----------------- --------------------
Net investment income (loss)                                        7,293           (383,583)           (165,335)
                                                       -------------------- ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (15,471)           (65,043)         (1,110,436)
   Realized gain distributions                                     22,288         16,514,320           5,301,468
                                                       -------------------- ----------------- --------------------
   Realized gain (loss)                                             6,817         16,449,277           4,191,032
                                                       -------------------- ----------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (201,063)       (81,393,962)        (13,590,786)
                                                       -------------------- ----------------- --------------------
Net increase (decrease) in net assets from operations    $       (186,953)  $    (65,328,268)   $     (9,565,089)
                                                       ==================== ================= ====================

                                                       Templeton Growth
                                                       Securities Fund -
                                                            Class 2
                                                       -----------------
Income:
   Dividends                                           $      1,222,234
Expenses:
   Mortality and expense fees                                   889,768
   Administrative fees                                           85,316
                                                       -----------------
Net investment income (loss)                                    247,150
                                                       -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares               (1,514,136)
   Realized gain distributions                                4,816,354
                                                       -----------------
   Realized gain (loss)                                       3,302,218
                                                       -----------------

Change in unrealized appreciation (depreciation)
   during the year                                          (41,104,277)
                                                       -----------------
Net increase (decrease) in net assets from operations  $    (37,554,909)
                                                       =================



                                                         Wanger Select
                                                       -----------------
Income:
   Dividends                                           $              -
Expenses:
   Mortality and expense fees                                   239,825
   Administrative fees                                           25,341
                                                       -----------------
Net investment income (loss)                                   (265,166)
                                                       -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  291,517
   Realized gain distributions                                  694,348
                                                       -----------------
   Realized gain (loss)                                         985,865
                                                       -----------------

Change in unrealized appreciation (depreciation)
   during the year                                          (12,939,661)
                                                       -----------------
Net increase (decrease) in net assets from operations  $    (12,218,962)
                                                       =================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                                     Wanger USA
                                                                  ----------------
Income:
   Dividends                                                      $              -
Expenses:
   Mortality and expense fees                                              830,776
   Administrative fees                                                      86,871
                                                                  ----------------
Net investment income (loss)                                              (917,647)
                                                                  ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                           2,353,243
   Realized gain distributions                                           8,972,085
                                                                  ----------------
   Realized gain (loss)                                                 11,325,328
                                                                  ----------------

Change in unrealized appreciation (depreciation) during the year       (43,259,283)
                                                                  ----------------
Net increase (decrease) in net assets from operations             $    (32,851,602)
                                                                  ================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007

                                                             AIM V.I. Capital Appreciation Fund - Series I
                                                                              Shares
                                                             --------------------------------------------
                                                                     2008                   2007
                                                              -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (649,235)   $          (876,303)
      Realized gains (losses)                                             96,628              1,054,758
      Unrealized appreciation (depreciation) during
       the year                                                      (26,798,272)             6,608,281
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                (27,350,879)             6,786,736
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                             479,303              3,037,695
      Transfers between investment options
       (including GIA/MVA), net                                          943,706              1,726,084
      Transfers for contract benefits and terminations                (4,800,965)            (5,589,684)
      Contract maintenance charges                                      (307,976)              (332,456)
      Net change to contracts in payout period                            (1,189)                   592
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (3,687,121)            (1,157,769)
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                     (31,038,000)             5,628,967
Net assets at beginning of period                                     66,229,578             60,600,611
                                                             -------------------    -------------------
Net assets at end of period                                  $        35,191,578    $        66,229,578
                                                             ===================    ===================

                                                             AIM V.I. Core Equity Fund - Series I Shares
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            84,089   $           (39,917)
      Realized gains (losses)                                             23,343               336,812
      Unrealized appreciation (depreciation) during
       the year                                                       (4,052,275)              714,917
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                 (3,944,843)            1,011,812
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             115,240               190,455
      Transfers between investment options
       (including GIA/MVA), net                                         (572,629)           (1,013,235)
      Transfers for contract benefits and terminations                (1,460,065)           (1,525,545)
      Contract maintenance charges                                       (67,111)              (73,086)
      Net change to contracts in payout period                            (1,252)                  468
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,985,817)           (2,420,943)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                      (5,930,660)           (1,409,131)
Net assets at beginning of period                                     14,048,369            15,457,500
                                                             -------------------   -------------------
Net assets at end of period                                  $         8,117,709   $        14,048,369
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             AIM V.I. Mid Cap Core Equity Fund - Series I
                                                                              Shares
                                                             -------------------------------------------
                                                                     2008                   2007
                                                              -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             4,440    $           (87,894)
      Realized gains (losses)                                            502,738                238,157
      Unrealized appreciation (depreciation) during
       the year                                                       (2,243,835)               476,554
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                 (1,736,657)               626,817
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                              44,458                106,096
      Transfers between investment options
       (including GIA/MVA), net                                         (804,106)              (773,961)
      Transfers for contract benefits and terminations                  (720,448)            (1,284,314)
      Contract maintenance charges                                       (13,151)               (23,408)
      Net change to contracts in payout period                               213                    179
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,493,034)            (1,975,408)
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                      (3,229,691)            (1,348,591)
Net assets at beginning of period                                      6,852,642              8,201,233
                                                             -------------------    -------------------
Net assets at end of period                                  $         3,622,951    $         6,852,642
                                                             ===================    ===================

                                                                Alger American Capital Appreciation
                                                                    Portfolio - Class O Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (155,266) $          (228,551)
      Realized gains (losses)                                          1,456,101            2,028,807
      Unrealized appreciation (depreciation) during
       the year                                                       (7,907,374)           2,797,556
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (6,606,539)           4,597,812
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             153,711              173,170
      Transfers between investment options
       (including GIA/MVA), net                                       (1,649,852)          (1,714,238)
      Transfers for contract benefits and terminations                (2,200,845)          (2,794,005)
      Contract maintenance charges                                       (33,758)             (40,021)
      Net change to contracts in payout period                               689                  315
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (3,730,055)          (4,374,779)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (10,336,594)             223,033
Net assets at beginning of period                                     16,675,921           16,452,888
                                                             -------------------  -------------------
Net assets at end of period                                  $         6,339,327  $        16,675,921
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              AllianceBernstein VPS Balanced Wealth
                                                                   Strategy Portfolio - Class B
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            12,995  $                 -
      Realized gains (losses)                                            (28,747)                   -
      Unrealized appreciation (depreciation) during
       the year                                                         (436,662)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (452,414)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,805,717                    -
      Transfers between investment options
       (including GIA/MVA), net                                          981,421                    -
      Transfers for contract benefits and terminations                  (163,827)                   -
      Contract maintenance charges                                          (501)                   -
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               2,622,810                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       2,170,396                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,170,396  $                 -
                                                             ===================  ===================

                                                             AllianceBernstein VPS Wealth Appreciation
                                                                   Strategy Portfolio - Class B
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $               993   $                 -
      Realized gains (losses)                                             10,418                     -
      Unrealized appreciation (depreciation) during
       the year                                                         (247,864)                    -
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                   (236,453)                    -
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             592,216                     -
      Transfers between investment options
       (including GIA/MVA), net                                          517,397                     -
      Transfers for contract benefits and terminations                    (3,649)                    -
      Contract maintenance charges                                          (175)                    -
      Net change to contracts in payout period                                 -                     -
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,105,789                     -
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                         869,336                     -
Net assets at beginning of period                                              -                     -
                                                             -------------------   -------------------
Net assets at end of period                                  $           869,336   $                 -
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              DWS Equity 500 Index Fund VIP - Class A
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           758,745  $           159,013
      Realized gains (losses)                                           (257,139)           1,269,158
      Unrealized appreciation (depreciation) during
       the year                                                      (30,219,249)           1,885,818
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (29,717,643)           3,313,989
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             629,021            5,140,029
      Transfers between investment options
       (including GIA/MVA), net                                          462,750            3,273,298
      Transfers for contract benefits and terminations                (6,198,993)          (8,025,157)
      Contract maintenance charges                                      (375,665)            (391,023)
      Net change to contracts in payout period                             2,849               23,555
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (5,480,038)              20,702
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (35,197,681)           3,334,691
Net assets at beginning of period                                     82,484,136           79,149,445
                                                             -------------------  -------------------
Net assets at end of period                                  $        47,286,455  $        82,484,136
                                                             ===================  ===================

                                                                DWS Small Cap Index VIP - Class A
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (1,285) $                 -
      Realized gains (losses)                                            (61,870)                   -
      Unrealized appreciation (depreciation) during
       the year                                                          (42,564)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (105,719)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               7,143                    -
      Transfers between investment options
       (including GIA/MVA), net                                          258,919                    -
      Transfers for contract benefits and terminations                   (44,424)                   -
      Contract maintenance charges                                           (34)                   -
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 221,604                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         115,885                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           115,885  $                 -
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                                Federated Fund for U.S. Government
                                                                           Securities II
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         7,583,757  $         6,745,759
      Realized gains (losses)                                             53,287              157,310
      Unrealized appreciation (depreciation) during
       the year                                                       (1,945,363)           3,643,417
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                  5,691,681           10,546,486
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,845,881           10,370,101
      Transfers between investment options
       (including GIA/MVA), net                                      (18,736,173)          11,740,045
      Transfers for contract benefits and terminations               (24,380,493)         (19,816,729)
      Contract maintenance charges                                    (1,194,244)          (1,018,737)
      Net change to contracts in payout period                            (2,652)               9,856
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (42,467,681)           1,284,536
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (36,776,000)          11,831,022
Net assets at beginning of period                                    220,849,098          209,018,076
                                                             -------------------  -------------------
Net assets at end of period                                  $       184,073,098  $       220,849,098
                                                             ===================  ===================

                                                               Federated High Income Bond Fund II -
                                                                          Primary Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         1,495,309  $         1,622,015
      Realized gains (losses)                                         (1,054,956)              (2,579)
      Unrealized appreciation (depreciation) during
       the year                                                       (4,630,113)          (1,102,362)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (4,189,760)             517,074
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             369,856              713,466
      Transfers between investment options
       (including GIA/MVA), net                                       (2,514,465)             (83,558)
      Transfers for contract benefits and terminations                (3,889,188)          (3,510,193)
      Contract maintenance charges                                       (50,656)             (49,608)
      Net change to contracts in payout period                               412                 (300)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (6,084,041)          (2,930,193)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (10,273,801)          (2,413,119)
Net assets at beginning of period                                     21,296,118           23,709,237
                                                             -------------------  -------------------
Net assets at end of period                                  $        11,022,317  $        21,296,118
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Fidelity(R) VIP Contrafund(R) Portfolio - Service
                                                                               Class
                                                             ------------------------------------------------
                                                                     2008                     2007
                                                               -------------------      -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (435,670)     $          (585,496)
      Realized gains (losses)                                         (4,216,985)              28,910,047
      Unrealized appreciation (depreciation) during
       the year                                                      (37,802,484)             (11,990,435)
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                (42,455,139)              16,334,116
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                           2,296,548                2,980,576
      Transfers between investment options
       (including GIA/MVA), net                                      (11,236,394)              12,138,048
      Transfers for contract benefits and terminations               (14,014,769)             (17,663,833)
      Contract maintenance charges                                      (175,795)                (231,017)
      Net change to contracts in payout period                               929                    1,813
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (23,129,481)              (2,774,413)
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                     (65,584,620)              13,559,703
Net assets at beginning of period                                    113,863,185              100,303,482
                                                             -------------------      -------------------
Net assets at end of period                                  $        48,278,565      $       113,863,185
                                                             ===================      ===================

                                                             Fidelity(R) VIP Growth Opportunities Portfolio -
                                                                           Service Class
                                                             -----------------------------------------------
                                                                     2008                     2007
                                                               -------------------     -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (783,041)     $          (933,715)
      Realized gains (losses)                                           (300,108)                 106,991
      Unrealized appreciation (depreciation) during
       the year                                                      (71,122,822)              14,136,266
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                (72,205,971)              13,309,542
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                          28,137,540               34,748,538
      Transfers between investment options
       (including GIA/MVA), net                                       24,487,135               15,342,255
      Transfers for contract benefits and terminations                (6,268,610)              (3,833,671)
      Contract maintenance charges                                      (591,474)                (285,944)
      Net change to contracts in payout period                            (1,796)                     782
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              45,762,795               45,971,960
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                     (26,443,176)              59,281,502
Net assets at beginning of period                                    101,935,219               42,653,717
                                                             -------------------      -------------------
Net assets at end of period                                  $        75,492,043      $       101,935,219
                                                             ===================      ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)



                                                             Fidelity(R) VIP Growth Portfolio - Service Class
                                                             -----------------------------------------------
                                                                     2008                     2007
                                                               -------------------     -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (180,287)     $          (274,197)
      Realized gains (losses)                                            601,448                2,022,842
      Unrealized appreciation (depreciation) during
       the year                                                      (17,964,808)               6,964,608
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                (17,543,647)               8,713,253
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                             524,598                  661,614
      Transfers between investment options
       (including GIA/MVA), net                                       (2,032,324)                 903,044
      Transfers for contract benefits and terminations                (3,887,696)              (4,964,201)
      Contract maintenance charges                                      (125,250)                (141,556)
      Net change to contracts in payout period                            (3,104)                   3,006
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (5,523,776)              (3,538,093)
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                     (23,067,423)               5,175,160
Net assets at beginning of period                                     41,309,149               36,133,989
                                                             -------------------      -------------------
Net assets at end of period                                  $        18,241,726      $        41,309,149
                                                             ===================      ===================

                                                               Fidelity(R) VIP Investment Grade Bond
                                                                     Portfolio - Service Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           691,820  $          (131,422)
      Realized gains (losses)                                            (43,513)               1,326
      Unrealized appreciation (depreciation) during
       the year                                                       (2,699,398)             619,112
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (2,051,091)             489,016
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          15,116,117           16,858,538
      Transfers between investment options
       (including GIA/MVA), net                                       10,638,789           10,257,947
      Transfers for contract benefits and terminations                (3,441,954)            (706,376)
      Contract maintenance charges                                      (228,981)              (8,862)
      Net change to contracts in payout period                            (1,414)                 339
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              22,082,557           26,401,586
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      20,031,466           26,890,602
Net assets at beginning of period                                     26,890,602                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $        46,922,068  $        26,890,602
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Franklin Flex Cap Growth Securities Fund -
                                                                             Class 2
                                                             ------------------------------------------
                                                                     2008                 2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $              (583)  $                 -
      Realized gains (losses)                                             (7,516)                    -
      Unrealized appreciation (depreciation) during
       the year                                                          (10,877)                    -
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                    (18,976)                    -
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             174,321                     -
      Transfers between investment options
       (including GIA/MVA), net                                           90,911                     -
      Transfers for contract benefits and terminations                   (78,260)                    -
      Contract maintenance charges                                             -                     -
      Net change to contracts in payout period                                 -                     -
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 186,972                     -
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                         167,996                     -
Net assets at beginning of period                                              -                     -
                                                             -------------------   -------------------
Net assets at end of period                                  $           167,996   $                 -
                                                             ===================   ===================

                                                             Franklin Income Securities Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         2,142,448  $           454,199
      Realized gains (losses)                                           (445,361)             160,432
      Unrealized appreciation (depreciation) during
       the year                                                      (21,064,772)            (963,468)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (19,367,685)            (348,837)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          13,959,456           26,972,888
      Transfers between investment options
       (including GIA/MVA), net                                        4,903,041           16,382,705
      Transfers for contract benefits and terminations                (4,318,287)          (2,705,209)
      Contract maintenance charges                                      (341,358)             (49,347)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              14,202,852           40,601,037
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (5,164,833)          40,252,200
Net assets at beginning of period                                     49,235,101            8,982,901
                                                             -------------------  -------------------
Net assets at end of period                                  $        44,070,268  $        49,235,101
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              Lazard Retirement U.S. Small Cap Equity
                                                                    Portfolio - Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (29,774) $           (52,263)
      Realized gains (losses)                                           (298,561)           1,451,076
      Unrealized appreciation (depreciation) during
       the year                                                         (564,336)          (1,669,666)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (892,671)            (270,853)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              17,249               20,641
      Transfers between investment options
       (including GIA/MVA), net                                         (457,076)            (434,383)
      Transfers for contract benefits and terminations                  (318,372)            (740,038)
      Contract maintenance charges                                        (6,228)             (17,413)
      Net change to contracts in payout period                              (241)                 (11)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (764,668)          (1,171,204)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,657,339)          (1,442,057)
Net assets at beginning of period                                      2,960,587            4,402,644
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,303,248  $         2,960,587
                                                             ===================  ===================

                                                              Lord Abbett Bond Debenture Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           492,646  $           716,941
      Realized gains (losses)                                           (336,112)             145,732
      Unrealized appreciation (depreciation) during
       the year                                                       (2,519,561)            (138,842)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (2,363,027)             723,831
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             263,982              405,891
      Transfers between investment options
       (including GIA/MVA), net                                       (1,345,610)           1,474,799
      Transfers for contract benefits and terminations                (3,380,010)          (2,952,419)
      Contract maintenance charges                                       (54,914)             (56,578)
      Net change to contracts in payout period                               190                1,414
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (4,516,362)          (1,126,893)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (6,879,389)            (403,062)
Net assets at beginning of period                                     15,668,515           16,071,577
                                                             -------------------  -------------------
Net assets at end of period                                  $         8,789,126  $        15,668,515
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Lord Abbett Growth and Income Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           246,345  $            31,790
      Realized gains (losses)                                         (3,084,658)          11,566,006
      Unrealized appreciation (depreciation) during
       the year                                                      (55,386,667)          (8,977,465)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (58,224,980)           2,620,331
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,688,795           28,313,056
      Transfers between investment options
       (including GIA/MVA), net                                        1,114,273           17,005,927
      Transfers for contract benefits and terminations               (13,318,035)         (13,601,464)
      Contract maintenance charges                                      (789,372)            (638,387)
      Net change to contracts in payout period                            (2,799)               3,190
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (11,307,138)          31,082,322
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (69,532,118)          33,702,653
Net assets at beginning of period                                    163,064,934          129,362,281
                                                             -------------------  -------------------
Net assets at end of period                                  $        93,532,816  $       163,064,934
                                                             ===================  ===================

                                                               Lord Abbett Mid Cap Value Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (29,441) $          (182,029)
      Realized gains (losses)                                           (723,670)           2,501,589
      Unrealized appreciation (depreciation) during
       the year                                                       (4,833,860)          (2,331,822)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (5,586,971)             (12,262)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             244,611              590,486
      Transfers between investment options
       (including GIA/MVA), net                                       (1,635,712)            (647,542)
      Transfers for contract benefits and terminations                (2,167,779)          (3,019,593)
      Contract maintenance charges                                       (39,856)             (51,918)
      Net change to contracts in payout period                              (191)                 122
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (3,598,927)          (3,128,445)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (9,185,898)          (3,140,707)
Net assets at beginning of period                                     16,171,501           19,312,208
                                                             -------------------  -------------------
Net assets at end of period                                  $         6,985,603  $        16,171,501
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)



                                                              Mutual Shares Securities Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         1,319,880  $           (33,583)
      Realized gains (losses)                                          1,164,290            2,409,222
      Unrealized appreciation (depreciation) during
       the year                                                      (37,532,895)          (2,148,037)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (35,048,725)             227,602
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          14,058,115           26,895,339
      Transfers between investment options
       (including GIA/MVA), net                                        5,031,882           11,313,572
      Transfers for contract benefits and terminations                (8,838,526)          (8,602,037)
      Contract maintenance charges                                      (389,569)            (128,826)
      Net change to contracts in payout period                              (312)                  47
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               9,861,590           29,478,095
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (25,187,135)          29,705,697
Net assets at beginning of period                                     83,298,091           53,592,394
                                                             -------------------  -------------------
Net assets at end of period                                  $        58,110,956  $        83,298,091
                                                             ===================  ===================

                                                                   Neuberger Berman AMT Guardian
                                                                        Portfolio - S Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (267,999) $           (97,883)
      Realized gains (losses)                                          1,963,915                 (753)
      Unrealized appreciation (depreciation) during
       the year                                                      (21,840,075)             118,494
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (20,144,159)              19,858
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          23,279,664           19,766,407
      Transfers between investment options
       (including GIA/MVA), net                                       13,737,452            8,482,896
      Transfers for contract benefits and terminations                (2,316,158)            (480,481)
      Contract maintenance charges                                      (229,545)              (8,360)
      Net change to contracts in payout period                            (1,006)                 (64)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              34,470,407           27,760,398
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      14,326,248           27,780,256
Net assets at beginning of period                                     28,314,063              533,807
                                                             -------------------  -------------------
Net assets at end of period                                  $        42,640,311  $        28,314,063
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                               Neuberger Berman AMT Small Cap Growth
                                                                        Portfolio - S Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (1,310) $              (676)
      Realized gains (losses)                                            (14,433)                 559
      Unrealized appreciation (depreciation) during
       the year                                                          (24,816)              (1,548)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (40,559)              (1,665)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               2,088                1,436
      Transfers between investment options
       (including GIA/MVA), net                                           93,386               23,027
      Transfers for contract benefits and terminations                   (52,857)              (2,081)
      Contract maintenance charges                                        (1,653)                 (10)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  40,964               22,372
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                             405               20,707
Net assets at beginning of period                                         57,456               36,749
                                                             -------------------  -------------------
Net assets at end of period                                  $            57,861  $            57,456
                                                             ===================  ===================

                                                                 Oppenheimer Capital Appreciation
                                                                     Fund/VA - Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (10,859) $            (8,148)
      Realized gains (losses)                                            (68,589)               5,923
      Unrealized appreciation (depreciation) during
       the year                                                         (351,459)              52,562
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (430,907)              50,337
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              38,729              132,483
      Transfers between investment options
       (including GIA/MVA), net                                          103,705              513,656
      Transfers for contract benefits and terminations                  (125,248)            (194,422)
      Contract maintenance charges                                        (1,961)                (398)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  15,225              451,319
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (415,682)             501,656
Net assets at beginning of period                                        876,690              375,034
                                                             -------------------  -------------------
Net assets at end of period                                  $           461,008  $           876,690
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              Oppenheimer Global Securities Fund/VA -
                                                                          Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (4,629) $            (8,357)
      Realized gains (losses)                                             51,985               83,551
      Unrealized appreciation (depreciation) during
       the year                                                       (1,155,946)             (26,926)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,108,590)              48,268
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             213,493              214,996
      Transfers between investment options
       (including GIA/MVA), net                                        1,329,408            1,310,392
      Transfers for contract benefits and terminations                  (546,649)            (449,716)
      Contract maintenance charges                                        (7,597)              (2,812)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 988,655            1,072,860
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (119,935)           1,121,128
Net assets at beginning of period                                      2,283,625            1,162,497
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,163,690  $         2,283,625
                                                             ===================  ===================

                                                                 Oppenheimer Main Street Small Cap
                                                                    Fund(R)/VA - Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (304,734) $          (118,838)
      Realized gains (losses)                                          1,108,873               59,106
      Unrealized appreciation (depreciation) during
       the year                                                      (14,425,358)          (1,326,868)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (13,621,219)          (1,386,600)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          13,785,259           14,478,693
      Transfers between investment options
       (including GIA/MVA), net                                        9,872,524            7,462,019
      Transfers for contract benefits and terminations                (1,778,449)            (504,332)
      Contract maintenance charges                                      (163,485)              (7,848)
      Net change to contracts in payout period                              (889)                 (24)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              21,714,960           21,428,508
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       8,093,741           20,041,908
Net assets at beginning of period                                     20,464,924              423,016
                                                             -------------------  -------------------
Net assets at end of period                                  $        28,558,665  $        20,464,924
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)



                                                                   Phoenix Capital Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (802,943) $          (992,947)
      Realized gains (losses)                                         (3,804,812)          (1,340,476)
      Unrealized appreciation (depreciation) during
       the year                                                      (27,295,979)          10,786,510
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (31,903,734)           8,453,087
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,685,920            1,795,609
      Transfers between investment options
       (including GIA/MVA), net                                       (3,972,939)          (6,688,698)
      Transfers for contract benefits and terminations               (10,419,124)         (15,509,159)
      Contract maintenance charges                                      (186,834)            (230,932)
      Net change to contracts in payout period                             4,231               (1,207)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (12,888,746)         (20,634,387)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (44,792,480)         (12,181,300)
Net assets at beginning of period                                     85,556,728           97,738,028
                                                             -------------------  -------------------
Net assets at end of period                                  $        40,764,248  $        85,556,728
                                                             ===================  ===================

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                         Aggressive Growth
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            33,196  $             9,009
      Realized gains (losses)                                           (441,939)             238,541
      Unrealized appreciation (depreciation) during
       the year                                                       (7,071,960)             400,249
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (7,480,703)             647,799
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,519,772            6,716,153
      Transfers between investment options
       (including GIA/MVA), net                                         (410,482)           2,984,571
      Transfers for contract benefits and terminations                  (875,251)            (921,354)
      Contract maintenance charges                                       (95,458)             (79,647)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 138,581            8,699,723
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (7,342,122)           9,347,522
Net assets at beginning of period                                     18,344,892            8,997,370
                                                             -------------------  -------------------
Net assets at end of period                                  $        11,002,770  $        18,344,892
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                 Phoenix Dynamic Asset Allocation
                                                                          Series: Growth
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           168,635  $            93,081
      Realized gains (losses)                                           (142,898)             201,771
      Unrealized appreciation (depreciation) during
       the year                                                       (9,645,089)             492,629
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (9,619,352)             787,481
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           5,497,325           10,322,379
      Transfers between investment options
       (including GIA/MVA), net                                          667,158            7,138,181
      Transfers for contract benefits and terminations                (2,380,018)          (1,107,479)
      Contract maintenance charges                                      (149,251)             (44,416)
      Net change to contracts in payout period                            (4,508)              (1,767)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               3,630,706           16,306,898
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (5,988,646)          17,094,379
Net assets at beginning of period                                     25,710,808            8,616,429
                                                             -------------------  -------------------
Net assets at end of period                                  $        19,722,162  $        25,710,808
                                                             ===================  ===================

                                                                 Phoenix Dynamic Asset Allocation
                                                                         Series: Moderate
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           187,839  $            61,557
      Realized gains (losses)                                             47,751               96,556
      Unrealized appreciation (depreciation) during
       the year                                                       (2,016,576)             126,402
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,780,986)             284,515
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           3,336,245              777,126
      Transfers between investment options
       (including GIA/MVA), net                                       11,590,101            2,834,294
      Transfers for contract benefits and terminations                (1,995,787)            (860,970)
      Contract maintenance charges                                       (41,644)             (20,963)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              12,888,915            2,729,487
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      11,107,929            3,014,002
Net assets at beginning of period                                      6,089,470            3,075,468
                                                             -------------------  -------------------
Net assets at end of period                                  $        17,197,399  $         6,089,470
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                          Moderate Growth
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           208,217  $            79,828
      Realized gains (losses)                                             (8,873)             237,559
      Unrealized appreciation (depreciation) during
       the year                                                       (5,314,359)             370,054
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (5,115,015)             687,441
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           6,126,096            4,926,269
      Transfers between investment options
       (including GIA/MVA), net                                        3,143,906            3,605,042
      Transfers for contract benefits and terminations                (1,709,587)          (1,642,043)
      Contract maintenance charges                                       (88,540)             (33,482)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               7,471,875            6,855,786
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       2,356,860            7,543,227
Net assets at beginning of period                                     14,429,086            6,885,859
                                                             -------------------  -------------------
Net assets at end of period                                  $        16,785,946  $        14,429,086
                                                             ===================  ===================

                                                                 Phoenix Growth and Income Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (2,446) $          (409,151)
      Realized gains (losses)                                            514,213            5,001,589
      Unrealized appreciation (depreciation) during
       the year                                                      (33,600,877)           1,038,637
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (33,089,110)           5,631,075
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             809,941            3,016,580
      Transfers between investment options
       (including GIA/MVA), net                                       (4,469,421)            (928,674)
      Transfers for contract benefits and terminations               (10,270,445)         (13,458,768)
      Contract maintenance charges                                      (389,076)            (464,328)
      Net change to contracts in payout period                              (965)                 762
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (14,319,966)         (11,834,428)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (47,409,076)          (6,203,353)
Net assets at beginning of period                                    102,197,595          108,400,948
                                                             -------------------  -------------------
Net assets at end of period                                  $        54,788,519  $       102,197,595
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                   Phoenix Mid-Cap Growth Series
                                                             ----------------------------------------
                                                                     2008                   2007
                                                             -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (305,792)   $          (449,041)
      Realized gains (losses)                                           (380,281)               608,123
      Unrealized appreciation (depreciation) during
       the year                                                      (11,823,044)             5,688,396
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                (12,509,117)             5,847,478
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                             396,883                593,271
      Transfers between investment options
       (including GIA/MVA), net                                       (2,326,930)            (3,991,447)
      Transfers for contract benefits and terminations                (4,303,346)            (5,745,358)
      Contract maintenance charges                                       (58,163)               (82,681)
      Net change to contracts in payout period                             1,648                     53
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (6,289,908)            (9,226,162)
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                     (18,799,025)            (3,378,684)
Net assets at beginning of period                                     32,697,339             36,076,023
                                                             -------------------    -------------------
Net assets at end of period                                  $        13,898,314    $        32,697,339
                                                             ===================    ===================

                                                                    Phoenix Money Market Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           810,234  $         2,560,280
      Realized gains (losses)                                                  -                    -
      Unrealized appreciation (depreciation) during
       the year                                                                -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    810,234            2,560,280
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          12,983,110           10,196,579
      Transfers between investment options
       (including GIA/MVA), net                                       62,523,116           32,935,604
      Transfers for contract benefits and terminations               (47,939,697)         (33,431,245)
      Contract maintenance charges                                      (633,543)            (516,121)
      Net change to contracts in payout period                            (1,091)               2,204
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              26,931,895            9,187,021
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      27,742,129           11,747,301
Net assets at beginning of period                                     81,063,966           69,316,665
                                                             -------------------  -------------------
Net assets at end of period                                  $       108,806,095  $        81,063,966
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Phoenix Multi-Sector Fixed Income Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         7,871,180  $         4,905,013
      Realized gains (losses)                                         (2,173,667)            (181,540)
      Unrealized appreciation (depreciation) during
       the year                                                      (31,132,114)          (2,065,005)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (25,434,601)           2,658,468
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          21,989,028           16,963,460
      Transfers between investment options
       (including GIA/MVA), net                                        9,250,018           12,510,203
      Transfers for contract benefits and terminations               (20,690,594)         (18,462,799)
      Contract maintenance charges                                      (483,305)            (332,601)
      Net change to contracts in payout period                            (1,842)               5,698
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              10,063,305           10,683,961
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (15,371,296)          13,342,429
Net assets at beginning of period                                    124,806,694          111,464,265
                                                             -------------------  -------------------
Net assets at end of period                                  $       109,435,398  $       124,806,694
                                                             ===================  ===================

                                                             Phoenix Multi-Sector Short Term Bond Series
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         1,057,713   $         1,103,716
      Realized gains (losses)                                           (551,257)               75,852
      Unrealized appreciation (depreciation) during
       the year                                                       (3,669,130)             (414,917)
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                 (3,162,674)              764,651
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             497,257             1,267,605
      Transfers between investment options
       (including GIA/MVA), net                                       (1,966,916)            1,553,639
      Transfers for contract benefits and terminations                (5,332,364)           (6,835,370)
      Contract maintenance charges                                       (61,402)              (62,956)
      Net change to contracts in payout period                               407                (1,122)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (6,863,018)           (4,078,204)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                     (10,025,692)           (3,313,553)
Net assets at beginning of period                                     29,323,408            32,636,961
                                                             -------------------   -------------------
Net assets at end of period                                  $        19,297,716   $        29,323,408
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                  Phoenix Small-Cap Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (315,454) $          (470,079)
      Realized gains (losses)                                         (1,034,412)           6,876,767
      Unrealized appreciation (depreciation) during
       the year                                                      (12,520,884)          (1,560,162)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (13,870,750)           4,846,526
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             469,867              667,476
      Transfers between investment options
       (including GIA/MVA), net                                       (1,123,095)          (3,448,589)
      Transfers for contract benefits and terminations                (4,143,434)          (4,363,633)
      Contract maintenance charges                                       (86,268)            (107,675)
      Net change to contracts in payout period                              (877)               1,331
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (4,883,807)          (7,251,090)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (18,754,557)          (2,404,564)
Net assets at beginning of period                                     33,406,612           35,811,176
                                                             -------------------  -------------------
Net assets at end of period                                  $        14,652,055  $        33,406,612
                                                             ===================  ===================

                                                                Phoenix Strategic Allocation Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           752,212  $           817,006
      Realized gains (losses)                                         (2,377,083)           3,498,588
      Unrealized appreciation (depreciation) during
       the year                                                      (12,554,092)          (1,093,303)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (14,178,963)           3,222,291
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,618,105            1,549,425
      Transfers between investment options
       (including GIA/MVA), net                                       (5,149,843)          (4,008,033)
      Transfers for contract benefits and terminations               (10,618,089)         (13,688,290)
      Contract maintenance charges                                      (101,901)            (121,607)
      Net change to contracts in payout period                            12,231                  749
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (14,239,497)         (16,267,756)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (28,418,460)         (13,045,465)
Net assets at beginning of period                                     63,031,410           76,076,875
                                                             -------------------  -------------------
Net assets at end of period                                  $        34,612,950  $        63,031,410
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)



                                                               Phoenix-Aberdeen International Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         2,176,545  $           951,902
      Realized gains (losses)                                         10,068,159           17,225,048
      Unrealized appreciation (depreciation) during
       the year                                                     (144,926,580)          17,070,849
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations               (132,681,876)          35,247,799
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          48,153,413           48,854,926
      Transfers between investment options
       (including GIA/MVA), net                                       13,794,666           11,626,927
      Transfers for contract benefits and terminations               (27,215,482)         (23,209,073)
      Contract maintenance charges                                    (1,509,764)          (1,130,725)
      Net change to contracts in payout period                            (1,363)               4,938
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              33,221,470           36,146,993
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (99,460,406)          71,394,792
Net assets at beginning of period                                    316,871,045          245,476,253
                                                             -------------------  -------------------
Net assets at end of period                                  $       217,410,639  $       316,871,045
                                                             ===================  ===================

                                                                 Phoenix-Duff & Phelps Real Estate
                                                                         Securities Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           174,755  $          (101,922)
      Realized gains (losses)                                          1,848,145           14,367,079
      Unrealized appreciation (depreciation) during
       the year                                                      (35,273,474)         (31,132,694)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (33,250,574)         (16,867,537)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          13,246,236           14,853,130
      Transfers between investment options
       (including GIA/MVA), net                                        2,994,150          (12,164,616)
      Transfers for contract benefits and terminations                (8,858,405)         (13,072,525)
      Contract maintenance charges                                      (355,320)            (311,732)
      Net change to contracts in payout period                            (3,985)              (2,838)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               7,022,676          (10,698,581)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (26,227,898)         (27,566,118)
Net assets at beginning of period                                     82,754,337          110,320,455
                                                             -------------------  -------------------
Net assets at end of period                                  $        56,526,439  $        82,754,337
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              Phoenix-Sanford Bernstein Mid-Cap Value
                                                                              Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (885,851) $          (993,083)
      Realized gains (losses)                                          3,487,786           11,636,330
      Unrealized appreciation (depreciation) during
       the year                                                      (35,031,632)         (10,260,629)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (32,429,697)             382,618
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          15,506,126           15,384,873
      Transfers between investment options
       (including GIA/MVA), net                                        5,479,867            4,122,153
      Transfers for contract benefits and terminations                (9,640,857)          (9,427,238)
      Contract maintenance charges                                      (351,586)            (231,893)
      Net change to contracts in payout period                              (908)               2,817
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              10,992,642            9,850,712
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (21,437,055)          10,233,330
Net assets at beginning of period                                     81,391,795           71,158,465
                                                             -------------------  -------------------
Net assets at end of period                                  $        59,954,740  $        81,391,795
                                                             ===================  ===================

                                                             Phoenix-Sanford Bernstein Small-Cap Value
                                                                              Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (422,893) $          (625,182)
      Realized gains (losses)                                           (822,565)           6,483,521
      Unrealized appreciation (depreciation) during
       the year                                                      (14,028,297)          (7,134,736)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (15,273,755)          (1,276,397)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             503,428            2,403,128
      Transfers between investment options
       (including GIA/MVA), net                                         (908,949)             143,462
      Transfers for contract benefits and terminations                (4,192,963)          (5,599,388)
      Contract maintenance charges                                      (144,136)            (162,402)
      Net change to contracts in payout period                            (1,984)                 216
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (4,744,604)          (3,214,984)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (20,018,359)          (4,491,381)
Net assets at beginning of period                                     41,421,866           45,913,247
                                                             -------------------  -------------------
Net assets at end of period                                  $        21,403,507  $        41,421,866
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                                Phoenix-Van Kampen Comstock Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           101,017  $            76,622
      Realized gains (losses)                                         (1,439,508)           2,534,112
      Unrealized appreciation (depreciation) during
       the year                                                      (10,950,248)          (3,853,673)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (12,288,739)          (1,242,939)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             432,431            1,113,419
      Transfers between investment options
       (including GIA/MVA), net                                       (3,827,488)          (3,262,630)
      Transfers for contract benefits and terminations                (6,381,785)          (7,706,541)
      Contract maintenance charges                                       (71,433)            (114,140)
      Net change to contracts in payout period                             3,272                   50
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (9,845,003)          (9,969,842)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (22,133,742)         (11,212,781)
Net assets at beginning of period                                     40,472,226           51,685,007
                                                             -------------------  -------------------
Net assets at end of period                                  $        18,338,484  $        40,472,226
                                                             ===================  ===================

                                                             Phoenix-Van Kampen Equity 500 Index Series
                                                             ----------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (93,714)  $          (345,031)
      Realized gains (losses)                                            176,071             3,132,204
      Unrealized appreciation (depreciation) during
       the year                                                      (18,951,108)             (811,995)
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                (18,868,751)            1,975,178
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             791,198             5,506,838
      Transfers between investment options
       (including GIA/MVA), net                                       (1,595,709)           (2,675,833)
      Transfers for contract benefits and terminations                (7,661,008)          (13,844,266)
      Contract maintenance charges                                       (61,290)              (78,248)
      Net change to contracts in payout period                          (181,525)               10,871
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (8,708,334)          (11,080,638)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                     (27,577,085)           (9,105,460)
Net assets at beginning of period                                     55,306,757            64,412,217
                                                             -------------------   -------------------
Net assets at end of period                                  $        27,729,672   $        55,306,757
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              PIMCO CommodityRealReturn/TM/ Strategy
                                                                     Portfolio - Advisor Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           975,767  $           403,950
      Realized gains (losses)                                         (3,385,387)                 949
      Unrealized appreciation (depreciation) during
       the year                                                      (16,852,826)           1,875,191
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (19,262,446)           2,280,090
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          12,810,331           10,273,205
      Transfers between investment options
       (including GIA/MVA), net                                        9,262,359            7,826,072
      Transfers for contract benefits and terminations                (2,186,121)            (345,038)
      Contract maintenance charges                                      (157,008)              (7,084)
      Net change to contracts in payout period                              (705)                  (6)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              19,728,856           17,747,149
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         466,410           20,027,239
Net assets at beginning of period                                     20,488,545              461,306
                                                             -------------------  -------------------
Net assets at end of period                                  $        20,954,955  $        20,488,545
                                                             ===================  ===================

                                                                         PIMCO Real Return
                                                                     Portfolio - Advisor Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           170,863  $            32,034
      Realized gains (losses)                                           (634,544)             (45,577)
      Unrealized appreciation (depreciation) during
       the year                                                         (708,266)              67,597
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,171,947)              54,054
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             369,204               95,585
      Transfers between investment options
       (including GIA/MVA), net                                        5,537,144            1,238,127
      Transfers for contract benefits and terminations                (1,321,695)             (48,561)
      Contract maintenance charges                                       (21,355)              (1,254)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               4,563,298            1,283,897
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       3,391,351            1,337,951
Net assets at beginning of period                                      1,867,715              529,764
                                                             -------------------  -------------------
Net assets at end of period                                  $         5,259,066  $         1,867,715
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                                        PIMCO Total Return
                                                                     Portfolio - Advisor Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           291,254  $           173,086
      Realized gains (losses)                                            219,855              (35,841)
      Unrealized appreciation (depreciation) during
       the year                                                         (242,660)             216,660
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    268,449              353,905
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             449,191              169,847
      Transfers between investment options
       (including GIA/MVA), net                                        7,890,211              433,463
      Transfers for contract benefits and terminations                (1,901,937)            (778,917)
      Contract maintenance charges                                       (22,888)             (19,392)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               6,414,577             (194,999)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       6,683,026              158,906
Net assets at beginning of period                                      5,684,464            5,525,558
                                                             -------------------  -------------------
Net assets at end of period                                  $        12,367,490  $         5,684,464
                                                             ===================  ===================

                                                              Rydex Variable Trust Inverse Government
                                                                      Long Bond Strategy Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (24,369) $            88,009
      Realized gains (losses)                                           (200,331)            (200,380)
      Unrealized appreciation (depreciation) during
       the year                                                         (472,827)             (55,243)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (697,527)            (167,614)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               8,944               32,335
      Transfers between investment options
       (including GIA/MVA), net                                         (313,825)            (765,067)
      Transfers for contract benefits and terminations                  (386,028)            (816,353)
      Contract maintenance charges                                        (8,636)              (9,923)
      Net change to contracts in payout period                               147                  143
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (699,398)          (1,558,865)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,396,925)          (1,726,479)
Net assets at beginning of period                                      2,870,430            4,596,909
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,473,505  $         2,870,430
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                                  Rydex Variable Trust Nova Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (15,951) $            (8,533)
      Realized gains (losses)                                             20,211              389,115
      Unrealized appreciation (depreciation) during
       the year                                                       (1,060,228)            (327,452)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,055,968)              53,130
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               6,089               49,894
      Transfers between investment options
       (including GIA/MVA), net                                         (184,338)            (538,439)
      Transfers for contract benefits and terminations                  (131,203)            (471,467)
      Contract maintenance charges                                        (5,742)              (8,453)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (315,194)            (968,465)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,371,162)            (915,335)
Net assets at beginning of period                                      2,140,440            3,055,775
                                                             -------------------  -------------------
Net assets at end of period                                  $           769,278  $         2,140,440
                                                             ===================  ===================

                                                             Rydex Variable Trust Sector Rotation Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (37,683) $           (63,573)
      Realized gains (losses)                                            176,943              668,870
      Unrealized appreciation (depreciation) during
       the year                                                       (1,551,831)             289,718
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,412,571)             895,015
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              28,751               65,833
      Transfers between investment options
       (including GIA/MVA), net                                       (1,063,481)          (1,578,115)
      Transfers for contract benefits and terminations                  (455,944)            (466,245)
      Contract maintenance charges                                        (8,886)             (14,760)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,499,560)          (1,993,287)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (2,912,131)          (1,098,272)
Net assets at beginning of period                                      4,391,665            5,489,937
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,479,534  $         4,391,665
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Sentinel Variable Products Balanced Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            10,844  $             6,170
      Realized gains (losses)                                            (62,871)              16,902
      Unrealized appreciation (depreciation) during
       the year                                                         (135,390)             (30,961)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (187,417)              (7,889)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              22,285                    -
      Transfers between investment options
       (including GIA/MVA), net                                          551,107              311,449
      Transfers for contract benefits and terminations                   (72,840)              (2,988)
      Contract maintenance charges                                        (1,715)                   -
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 498,837              308,461
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         311,420              300,572
Net assets at beginning of period                                        300,572                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           611,992  $           300,572
                                                             ===================  ===================

                                                               Sentinel Variable Products Bond Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           973,031  $           165,304
      Realized gains (losses)                                            (33,114)                 307
      Unrealized appreciation (depreciation) during
       the year                                                         (626,257)            (103,559)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    313,660               62,052
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          14,516,860            3,214,649
      Transfers between investment options
       (including GIA/MVA), net                                       14,747,770            1,391,849
      Transfers for contract benefits and terminations                (1,808,289)             (81,025)
      Contract maintenance charges                                       (92,797)                (402)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              27,363,544            4,525,071
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      27,677,204            4,587,123
Net assets at beginning of period                                      4,587,123                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $        32,264,327  $         4,587,123
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              Sentinel Variable Products Common Stock
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           478,614  $           167,739
      Realized gains (losses)                                           (166,593)             343,642
      Unrealized appreciation (depreciation) during
       the year                                                      (28,943,329)            (681,445)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (28,631,308)            (170,064)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          58,218,672           15,230,677
      Transfers between investment options
       (including GIA/MVA), net                                       39,430,990            4,594,291
      Transfers for contract benefits and terminations                (4,043,999)            (252,857)
      Contract maintenance charges                                      (244,414)              (1,525)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              93,361,249           19,570,586
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      64,729,941           19,400,522
Net assets at beginning of period                                     19,400,522                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $        84,130,463  $        19,400,522
                                                             ===================  ===================

                                                             Sentinel Variable Products Mid Cap Growth
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (14,033) $            (1,297)
      Realized gains (losses)                                           (493,450)                (441)
      Unrealized appreciation (depreciation) during
       the year                                                         (337,869)                 684
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (845,352)              (1,054)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              50,532               10,146
      Transfers between investment options
       (including GIA/MVA), net                                          877,527              473,620
      Transfers for contract benefits and terminations                   (73,989)              (5,675)
      Contract maintenance charges                                          (749)                  (9)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 853,321              478,082
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                           7,969              477,028
Net assets at beginning of period                                        477,028                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           484,997  $           477,028
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Sentinel Variable Products Small Company
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (77,523) $            11,648
      Realized gains (losses)                                             95,218              283,874
      Unrealized appreciation (depreciation) during
       the year                                                       (3,907,835)            (358,198)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (3,890,140)             (62,676)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           8,071,738            2,246,847
      Transfers between investment options
       (including GIA/MVA), net                                        5,298,138              947,065
      Transfers for contract benefits and terminations                  (526,638)             (35,459)
      Contract maintenance charges                                       (34,447)                (260)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              12,808,791            3,158,193
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       8,918,651            3,095,517
Net assets at beginning of period                                      3,095,517                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $        12,014,168  $         3,095,517
                                                             ===================  ===================

                                                             Summit S&P MidCap 400 Index Portfolio -
                                                                          Class I Shares
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $              (434) $                 -
      Realized gains (losses)                                            (32,071)                   -
      Unrealized appreciation (depreciation) during
       the year                                                          (12,093)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (44,598)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               4,955                    -
      Transfers between investment options
       (including GIA/MVA), net                                          144,750                    -
      Transfers for contract benefits and terminations                   (13,844)                   -
      Contract maintenance charges                                          (124)                   -
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 135,737                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          91,139                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $            91,139  $                 -
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              Templeton Developing Markets Securities
                                                                          Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           116,048  $            67,396
      Realized gains (losses)                                            632,445              332,415
      Unrealized appreciation (depreciation) during
       the year                                                       (6,552,970)           1,209,862
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (5,804,477)           1,609,673
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             395,381              437,208
      Transfers between investment options
       (including GIA/MVA), net                                       (5,664,426)          10,973,203
      Transfers for contract benefits and terminations                (1,269,443)          (2,072,337)
      Contract maintenance charges                                       (16,034)             (14,067)
      Net change to contracts in payout period                                19                   (6)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (6,554,503)           9,324,001
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (12,358,980)          10,933,674
Net assets at beginning of period                                     16,657,404            5,723,730
                                                             -------------------  -------------------
Net assets at end of period                                  $         4,298,424  $        16,657,404
                                                             ===================  ===================

                                                             Templeton Foreign Securities Fund - Class 2
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           297,760   $           289,231
      Realized gains (losses)                                          2,795,340             2,675,136
      Unrealized appreciation (depreciation) during
       the year                                                      (17,066,689)            2,178,100
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                (13,973,589)            5,142,467
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             469,110             1,094,262
      Transfers between investment options
       (including GIA/MVA), net                                       (5,497,115)           (1,477,097)
      Transfers for contract benefits and terminations                (3,909,722)           (5,899,356)
      Contract maintenance charges                                       (83,093)             (120,835)
      Net change to contracts in payout period                              (535)                  605
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (9,021,355)           (6,402,421)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                     (22,994,944)           (1,259,954)
Net assets at beginning of period                                     40,632,696            41,892,650
                                                             -------------------   -------------------
Net assets at end of period                                  $        17,637,752   $        40,632,696
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                 Templeton Global Asset Allocation
                                                                          Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           373,814  $           810,747
      Realized gains (losses)                                            454,443            1,196,087
      Unrealized appreciation (depreciation) during
       the year                                                       (2,027,693)          (1,598,892)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,199,436)             407,942
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              26,033               31,094
      Transfers between investment options
       (including GIA/MVA), net                                         (257,047)             (48,592)
      Transfers for contract benefits and terminations                  (302,350)            (598,803)
      Contract maintenance charges                                        (2,801)              (3,369)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (536,165)            (619,670)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,735,601)            (211,728)
Net assets at beginning of period                                      4,844,373            5,056,101
                                                             -------------------  -------------------
Net assets at end of period                                  $         3,108,772  $         4,844,373
                                                             ===================  ===================

                                                                    Templeton Growth Securities
                                                                          Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           247,150  $           (87,320)
      Realized gains (losses)                                          3,302,218            3,069,855
      Unrealized appreciation (depreciation) during
       the year                                                      (41,104,277)          (3,106,805)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (37,554,909)            (124,270)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          13,783,691           26,147,035
      Transfers between investment options
       (including GIA/MVA), net                                        9,033,645            8,398,706
      Transfers for contract benefits and terminations                (6,640,356)          (8,203,444)
      Contract maintenance charges                                      (366,908)            (120,652)
      Net change to contracts in payout period                            (1,415)                 947
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              15,808,657           26,222,592
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (21,746,252)          26,098,322
Net assets at beginning of period                                     74,604,710           48,506,388
                                                             -------------------  -------------------
Net assets at end of period                                  $        52,858,458  $        74,604,710
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                 Van Kampen UIF Equity and Income
                                                                       Portfolio - Class II
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             7,293  $               805
      Realized gains (losses)                                              6,817                8,600
      Unrealized appreciation (depreciation) during
       the year                                                         (201,063)             (10,371)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (186,953)                (966)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              95,411               44,277
      Transfers between investment options
       (including GIA/MVA), net                                          278,839              362,833
      Transfers for contract benefits and terminations                   (51,844)             (42,561)
      Contract maintenance charges                                        (1,071)                (203)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 321,335              364,346
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         134,382              363,380
Net assets at beginning of period                                        560,070              196,690
                                                             -------------------  -------------------
Net assets at end of period                                  $           694,452  $           560,070
                                                             ===================  ===================

                                                                       Wanger International
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (383,583) $          (658,069)
      Realized gains (losses)                                         16,449,277           18,672,576
      Unrealized appreciation (depreciation) during
       the year                                                      (81,393,962)           1,999,381
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (65,328,268)          20,013,888
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          11,418,924           12,752,570
      Transfers between investment options
       (including GIA/MVA), net                                       (1,020,667)          (5,429,331)
      Transfers for contract benefits and terminations               (14,748,725)         (18,999,505)
      Contract maintenance charges                                      (389,916)            (343,812)
      Net change to contracts in payout period                              (841)                (441)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (4,741,225)         (12,020,519)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (70,069,493)           7,993,369
Net assets at beginning of period                                    145,767,470          137,774,101
                                                             -------------------  -------------------
Net assets at end of period                                  $        75,697,977  $       145,767,470
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                    Wanger International Select
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (165,335) $          (163,698)
      Realized gains (losses)                                          4,191,032            3,403,621
      Unrealized appreciation (depreciation) during
       the year                                                      (13,590,786)           1,209,191
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (9,565,089)           4,449,114
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             751,856            1,369,518
      Transfers between investment options
       (including GIA/MVA), net                                       (4,378,105)           1,738,760
      Transfers for contract benefits and terminations                (3,075,189)          (3,754,960)
      Contract maintenance charges                                       (45,324)             (60,246)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (6,746,762)            (706,928)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (16,311,851)           3,742,186
Net assets at beginning of period                                     26,318,296           22,576,110
                                                             -------------------  -------------------
Net assets at end of period                                  $        10,006,445  $        26,318,296
                                                             ===================  ===================

                                                                           Wanger Select
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (265,166) $          (402,165)
      Realized gains (losses)                                            985,865            1,276,537
      Unrealized appreciation (depreciation) during
       the year                                                      (12,939,661)           1,303,691
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (12,218,962)           2,178,063
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             578,954            1,495,184
      Transfers between investment options
       (including GIA/MVA), net                                       (2,011,136)           1,906,345
      Transfers for contract benefits and terminations                (4,274,081)          (4,259,483)
      Contract maintenance charges                                       (61,718)             (61,948)
      Net change to contracts in payout period                                98                  589
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (5,767,883)            (919,313)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (17,986,845)           1,258,750
Net assets at beginning of period                                     29,091,912           27,833,162
                                                             -------------------  -------------------
Net assets at end of period                                  $        11,105,067  $        29,091,912
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                                           Wanger USA
                                                                            ----------------------------------------
                                                                                    2008                 2007
                                                                            -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                          $          (917,647) $        (1,391,350)
      Realized gains (losses)                                                        11,325,328           15,243,056
      Unrealized appreciation (depreciation) during the year                        (43,259,283)          (9,105,744)
                                                                            -------------------  -------------------
Net increase (decrease) in net assets from operations                               (32,851,602)           4,745,962
                                                                            -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                          1,210,186            2,208,656
      Transfers between investment options (including GIA/MVA), net                  (5,826,698)          (6,315,939)
      Transfers for contract benefits and terminations                              (11,216,722)         (18,302,606)
      Contract maintenance charges                                                     (135,238)            (190,423)
      Net change to contracts in payout period                                            1,544               (1,529)
                                                                            -------------------  -------------------
Net increase (decrease) in net assets resulting from contract transactions          (15,966,928)         (22,601,841)
                                                                            -------------------  -------------------
         Total increase (decrease) in net assets                                    (48,818,530)         (17,855,879)
Net assets at beginning of period                                                    92,824,666          110,680,545
                                                                            -------------------  -------------------
Net assets at end of period                                                 $        44,006,136  $        92,824,666
                                                                            ===================  ===================

                       See Notes to Financial Statements

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
The PHL Variable Accumulation Account (the "Separate Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Separate Account currently consists of 65 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein(R) Variable Products Series (VPS) Fund, Inc., DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, Summit Mutual Funds, Inc., The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

AIM V.I. Capital Appreciation Fund - Series I Shares
-------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares
-------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares
-------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares
-------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B
-------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B
-------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A
-------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A
-------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
-------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
-------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund - Class 2
-------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2
-------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
-------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance
Products Trust)
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - Class S
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class
-------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
-------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
-------------------------------------------------------------------------------------------
Phoenix Capital Growth Series
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth
-------------------------------------------------------------------------------------------
Phoenix Growth and Income Series
-------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
-------------------------------------------------------------------------------------------
Phoenix Money Market Series
-------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series
-------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series
-------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series
-------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
-------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
-------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
-------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
-------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
-------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 1--Organization (Continued)

Phoenix-Van Kampen Equity 500 Index Series
-----------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio - Advisor Class
-----------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class
-----------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class
-----------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
-----------------------------------------------------------------
Rydex Variable Trust Nova Fund
-----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-----------------------------------------------------------------
Sentinel Variable Products Balanced Fund
-----------------------------------------------------------------
Sentinel Variable Products Bond Fund
-----------------------------------------------------------------
Sentinel Variable Products Common Stock Fund
-----------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund
-----------------------------------------------------------------
Sentinel Variable Products Small Company Fund
-----------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares
-----------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
-----------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
-----------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
-----------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
-----------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II
-----------------------------------------------------------------
Wanger International
-----------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------
Wanger USA
-----------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account, the Guaranteed Interest Account ("GIA") and/or the Market Valuation Account ("MVA").

Comparative year information for the year ended December 31, 2004 has been reformatted to be consistent with the 2005, 2006, 2007 and 2008 disclosures.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable s other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business PHL Variable may conduct.

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 2--Significant Accounting Policies (Continued)
F. Fair Value Measurements: On January 1, 2008, The PHL Variable Accumulation Account adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, PHL Variable Accumulation utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

.. Level 1--quoted prices in active markets for identical securities

.. Level 2--prices determined using other significant observable inputs
  (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3--prices determined using significant unobservable inputs (including the series' own assumptions in determining the fair value of investments)

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manager. Investments held by PHL Variable Accumulation Account are Level 1 of the hierarchy.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

Investment Option                                                               Purchases         Sales
-----------------                                                               ---------         -----
   AIM V.I. Capital Appreciation Fund - Series I Shares                      $     3,983,485 $     8,319,839
   AIM V.I. Core Equity Fund - Series I Shares                                       588,100       2,489,828
   AIM V.I. Mid Cap Core Equity Fund - Series I Shares                               718,759       1,648,366
   Alger American Capital Appreciation Portfolio - Class O Shares                    266,272       4,151,595
   AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B              2,976,679         332,349
   AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B          1,672,210         472,854
   DWS Equity 500 Index Fund VIP - Class A                                         7,669,995      12,391,284
   DWS Small Cap Index VIP - Class A                                                 505,740         285,418
   Federated Fund for U.S. Government Securities II                               28,298,210      63,182,126
   Federated High Income Bond Fund II - Primary Shares                             6,556,545      11,145,276
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class                        13,178,568      34,190,205
   Fidelity(R) VIP Growth Opportunities Portfolio - Service Class                 59,133,568      14,153,813
   Fidelity(R) VIP Growth Portfolio - Service Class                                4,730,636      10,434,700
   Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class                31,320,137       8,521,996
   Franklin Flex Cap Growth Securities Fund - Class 2                                288,298         101,908
   Franklin Income Securities Fund - Class 2                                      35,741,821      18,176,701
   Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares                161,778         956,218
   Lord Abbett Bond Debenture Portfolio - Class VC Shares                          2,547,271       6,545,570
   Lord Abbett Growth and Income Portfolio - Class VC Shares                      13,801,209      24,413,818
   Lord Abbett Mid Cap Value Portfolio - Class VC Shares                           1,645,752       4,854,866
   Mutual Shares Securities Fund - Class 2                                        38,040,649      23,444,721
   Neuberger Berman AMT Guardian Portfolio - S Class                              41,635,468       5,417,096
   Neuberger Berman AMT Small Cap Growth Portfolio - S Class                         189,587         146,358
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                         333,053         328,687
   Oppenheimer Global Securities Fund/VA - Service Shares                          2,424,137       1,290,690
   Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares                  25,822,917       3,226,093
   Phoenix Capital Growth Series                                                   2,739,237      16,430,924
   Phoenix Dynamic Asset Allocation Series: Aggressive Growth                      4,257,057       3,923,817
   Phoenix Dynamic Asset Allocation Series: Growth                                 9,504,501       5,424,293
   Phoenix Dynamic Asset Allocation Series: Moderate                              19,113,809       5,829,056
   Phoenix Dynamic Asset Allocation Series: Moderate Growth                       12,682,666       4,508,494
   Phoenix Growth and Income Series                                                5,843,199      19,160,478
   Phoenix Mid-Cap Growth Series                                                   2,623,610       9,219,309
   Phoenix Money Market Series                                                   121,683,472      93,941,339
   Phoenix Multi-Sector Fixed Income Series                                       54,596,039      36,661,553
   Phoenix Multi-Sector Short Term Bond Series                                     7,880,216      13,685,522
   Phoenix Small-Cap Growth Series                                                 3,702,078       8,096,396
   Phoenix Strategic Allocation Series                                             3,896,608      16,891,406
   Phoenix-Aberdeen International Series                                         104,134,662      56,749,969
   Phoenix-Duff & Phelps Real Estate Securities Series                            34,598,246      25,528,520
   Phoenix-Sanford Bernstein Mid-Cap Value Series                                 34,156,395      19,278,797
   Phoenix-Sanford Bernstein Small-Cap Value Series                               10,427,586      14,750,735
   Phoenix-Van Kampen Comstock Series                                              2,907,531      12,040,386
   Phoenix-Van Kampen Equity 500 Index Series                                      1,968,328      10,770,375
   PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class               43,762,154      22,738,309
   PIMCO Real Return Portfolio - Advisor Class                                    20,308,331      15,565,814
   PIMCO Total Return Portfolio - Advisor Class                                   12,297,493       5,355,563
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund                    79,582         803,347
   Rydex Variable Trust Nova Fund                                                     34,320         365,465
   Rydex Variable Trust Sector Rotation Fund                                          77,883       1,609,042
   Sentinel Variable Products Balanced Fund                                        1,036,865         524,861

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments (Continued)

Investment Option                                                Purchases          Sales
-----------------                                                ---------          -----
   Sentinel Variable Products Bond Fund                      $      38,485,188 $    10,148,615
   Sentinel Variable Products Common Stock Fund                    100,945,328       7,105,464
   Sentinel Variable Products Mid Cap Growth Fund                    4,518,055       3,678,766
   Sentinel Variable Products Small Company Fund                    14,083,673       1,187,456
   Summit S&P MidCap 400 Index Portfolio - Class I Shares              528,907         393,590
   Templeton Developing Markets Securities Fund - Class 2            5,775,195      10,490,828
   Templeton Foreign Securities Fund - Class 2                       5,819,489      11,826,321
   Templeton Global Asset Allocation Fund - Class 2                    997,363         623,304
   Templeton Growth Securities Fund - Class 2                       38,661,553      17,789,393
   Van Kampen UIF Equity and Income Portfolio - Class II               487,585         136,666
   Wanger International                                             39,917,588      28,528,075
   Wanger International Select                                       9,826,226      11,436,852
   Wanger Select                                                     3,646,975       8,985,675
   Wanger USA                                                       11,869,219      19,781,710
                                                             ----------------- ---------------
                                                             $   1,114,105,056 $   812,588,860
                                                             ----------------- ---------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding
The changes in units outstanding were as follows:

                                                                        -------------------------------------
                                                                        For period ended December 31, 2008
                                                                          Units       Units     Net Increase
Investment Option                                                         Issued     Redeemed    (Decrease)
                                                                        -------------------------------------
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I Shares                     2,397,957  (4,205,157)  (1,807,200)
-------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares                                376,952  (2,343,393)  (1,966,441)
-------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares                         77,714  (1,418,063)  (1,340,349)
-------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares             156,322  (2,398,566)  (2,242,244)
-------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B       3,292,403    (382,660)   2,909,743
-------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B   1,839,799    (479,079)   1,360,720
-------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                                  3,194,711  (5,636,130)  (2,441,419)
-------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A                                          508,169    (349,861)     158,308
-------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7,255,627 (25,140,144) (17,884,517)
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                      2,061,634  (4,258,748)  (2,197,114)
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class                  4,810,916 (12,796,833)  (7,985,917)
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class          61,705,133  (8,330,721)  53,374,412
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class                         3,073,665  (6,425,041)  (3,351,376)
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class         29,830,608  (8,020,229)  21,810,379
-------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund - Class 2                         374,091    (142,663)     231,428
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                               33,933,688 (18,547,110)  15,386,578
-------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares         181,796    (950,532)    (768,736)
-------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares                   1,742,401  (5,955,054)  (4,212,653)
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares               11,662,612 (22,919,022) (11,256,410)
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares                    1,182,628  (4,918,102)  (3,735,474)
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                                 29,295,362 (11,673,337)  17,622,025
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                       46,160,946  (5,781,491)  40,379,455
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class                  224,968    (183,380)      41,588
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares                  382,061    (392,522)     (10,461)
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares                   2,768,512  (1,495,019)   1,273,493
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares           32,437,402  (3,722,618)  28,714,784
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                            2,257,598 (13,670,436) (11,412,838)
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth               3,821,760  (3,788,522)      33,238
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                          8,825,340  (5,128,297)   3,697,043
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                       19,243,519  (5,972,784)  13,270,735
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                12,146,140  (4,589,395)   7,556,745
-------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                         2,042,254  (9,584,918)  (7,542,664)
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                            1,888,217  (6,039,181)  (4,150,964)
-------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                             67,170,852 (48,935,664)  18,235,188
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                36,489,102 (15,428,353)  21,060,749
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                              5,820,367 (12,206,189)  (6,385,822)
-------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          1,020,394  (2,238,609)  (1,218,215)
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      1,014,406  (7,433,921)  (6,419,515)
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                   77,856,514 (19,699,829)  58,156,685
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                     24,526,537  (5,721,304)  18,805,233
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                          28,485,682  (6,464,209)  22,021,473
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                         2,887,835  (4,295,415)  (1,407,580)
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                         970,764  (5,418,834)  (4,448,070)
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                                 783,654  (5,843,652)  (5,059,998)
-------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class        34,542,683 (19,589,486)  14,953,197
-------------------------------------------------------------------------------------------------------------

                                                                        ------------------------------------
                                                                        For period ended December 31, 2007
                                                                          Units       Units     Net Increase
Investment Option                                                         Issued     Redeemed    (Decrease)
                                                                        ------------------------------------
------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I Shares                     3,835,127  (4,110,175)    (275,048)
------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares                                287,397  (2,398,164)  (2,110,767)
------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares                        174,372  (1,748,627)  (1,574,255)
------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares             122,262  (2,318,232)  (2,195,970)
------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B               -           -            -
------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B           -           -            -
------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                                  5,481,238  (5,344,953)     136,285
------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A                                                -           -            -
------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                        13,688,344 (12,237,968)   1,450,376
------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                      2,488,631  (3,469,715)    (981,084)
------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class                  9,493,446  (9,329,160)     164,286
------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class          27,209,302  (2,947,291)  24,262,011
------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class                         5,382,381  (6,776,133)  (1,393,752)
------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class         27,436,411  (1,338,254)  26,098,157
------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund - Class 2                               -           -            -
------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                               40,808,593  (4,283,036)  36,525,557
------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares         128,549  (1,064,531)    (935,982)
------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares                   2,960,140  (3,963,408)  (1,003,268)
------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares               41,692,253 (16,079,742)  25,612,511
------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares                    2,183,231  (4,690,117)  (2,506,886)
------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                                 22,985,923  (6,087,803)  16,898,120
------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                       26,512,228    (827,391)  25,684,837
------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class                   75,481     (53,665)      21,816
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares                  708,740    (309,523)     399,217
------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares                   1,838,036    (864,383)     973,653
------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares           21,906,896    (909,446)  20,997,450
------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                            2,101,732 (17,120,534) (15,018,802)
------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth               9,107,702  (1,497,049)   7,610,653
------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                         16,385,523  (1,766,639)  14,618,884
------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                        3,886,876  (1,327,518)   2,559,358
------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                 8,750,921  (2,466,236)   6,284,685
------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                         4,744,205 (10,635,188)  (5,890,983)
------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                            4,568,923  (9,842,927)  (5,274,004)
------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                             55,667,034 (51,341,609)   4,325,425
------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                17,705,737  (9,772,923)   7,932,814
------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                              5,910,603  (9,577,551)  (3,666,948)
------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                            562,230  (2,201,341)  (1,639,111)
------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                        878,708  (7,706,744)  (6,828,036)
------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                   34,387,409 (16,033,121)  18,354,288
------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                      8,417,045  (5,903,612)   2,513,433
------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                          12,460,839  (5,931,072)   6,529,767
------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                         1,871,082  (2,393,300)    (522,218)
------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                       2,066,636  (5,826,921)  (3,760,285)
------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                               5,395,495 (10,995,257)  (5,599,762)
------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class        18,111,061    (902,918)  17,208,143
------------------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding (Continued)

                                                                 --------------------------------------
                                                                 For period ended December 31, 2008
                                                                   Units        Units     Net Increase
Investment Option                                                  Issued      Redeemed    (Decrease)
                                                                 --------------------------------------
-------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class                       17,573,578 (14,068,239)   3,505,339
-------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class                      10,391,392  (4,674,901)   5,716,491
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund       90,316    (930,929)   (840,613)
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                        27,152    (285,344)   (258,192)
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                             50,296  (1,039,194)   (988,898)
-------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                           1,078,735    (572,384)     506,351
-------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              36,143,531  (9,626,534)  26,516,997
-------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                     113,445,609  (7,850,660) 105,594,949
-------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                     4,450,843  (4,047,943)     402,900
-------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     16,180,820  (1,360,062)  14,820,758
-------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares               521,013    (390,139)     130,874
-------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2             2,773,138  (5,587,425) (2,814,287)
-------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                        1,179,414  (4,649,548) (3,470,134)
-------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                      14,385    (290,927)   (276,542)
-------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                        31,429,897  (9,735,868)  21,694,029
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II                475,937    (139,493)     336,444
-------------------------------------------------------------------------------------------------------
Wanger International                                              19,085,299  (7,156,588)  11,928,711
-------------------------------------------------------------------------------------------------------
Wanger International Select                                        1,581,425  (3,222,951) (1,641,526)
-------------------------------------------------------------------------------------------------------
Wanger Select                                                      1,275,680  (2,609,353) (1,333,673)
-------------------------------------------------------------------------------------------------------
Wanger USA                                                         1,193,296  (6,072,846) (4,879,550)
-------------------------------------------------------------------------------------------------------

                                                                 -----------------------------------
                                                                 For period ended December 31, 2007
                                                                   Units      Units     Net Increase
Investment Option                                                  Issued    Redeemed    (Decrease)
                                                                 -----------------------------------
----------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class                       3,423,413 (2,250,972)   1,172,441
----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class                      2,884,779 (3,093,450)   (208,671)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund     266,875 (1,958,255) (1,691,380)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       63,853   (617,994)   (554,141)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                            52,158 (1,254,909) (1,202,751)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                            298,435     (2,931)     295,504
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              4,624,597   (126,216)   4,498,381
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                     19,303,866   (329,790)  18,974,076
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                      457,232    (14,393)     442,839
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     3,124,825    (44,397)   3,080,428
----------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares                    -           -           -
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2            9,638,565 (5,568,900)   4,069,665
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                       6,153,639 (8,349,755) (2,196,116)
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                     15,742   (296,045)   (280,303)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                       22,253,748 (6,642,879)  15,610,869
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II               403,970    (67,513)     336,457
----------------------------------------------------------------------------------------------------
Wanger International                                              8,028,001 (7,998,841)      29,160
----------------------------------------------------------------------------------------------------
Wanger International Select                                       2,174,600 (2,154,587)      20,013
----------------------------------------------------------------------------------------------------
Wanger Select                                                     2,075,570 (2,182,584)   (107,014)
----------------------------------------------------------------------------------------------------
Wanger USA                                                        1,338,489 (7,076,575) (5,738,086)
----------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2008, 2007, 2006, 2005, and 2004 follows:

                             At December 31,                             For the periods ended December 31,
                       ---------------------------------------     ---------------------------------------------------
                                     Unit               Net        Investment    Expense                  Total
                        Units     Fair Value          Assets         Income     Ratio /2/               Return /3/
                       (000's)   (Lowest to Highest)  (000's)      Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                       --------- -------------------  ---------    ---------- -------------------  --------------------

AIM V.I. Capital Appreciation Fund - Series I Shares
   2008                25,067    0.58    to    1.48   35,192             -    0.90%   to    1.95%  (43.62%) to  (35.51%)
   2007                26,874    1.01    to    2.60   66,230             -    0.90%   to    1.95%   (2.38%) to    11.00%
   2006                27,149    1.15    to    2.35   60,601         0.07%    0.90%   to    1.95%     3.31% to     5.35%
   2005                20,907    1.10    to    2.24   44,483         0.08%    0.90%   to    1.95%     4.23% to     7.86%
   2004                14,510    1.17    to    2.08   28,566             -    0.75%   to    1.95%     2.28% to     5.67%
AIM V.I. Core Equity Fund - Series I Shares
   2008                10,155    0.78    to    0.81    8,118         2.04%    0.90%   to    1.95%  (31.50%) to  (30.77%)
   2007                12,122    1.15    to    1.17   14,048         1.05%    0.90%   to    1.95%     6.00% to     7.14%
   2006/12/            14,232    1.08    to    1.09   15,458         0.81%    0.90%   to    1.95%     7.73% to     8.50%
   2005                     -       -    to       -        -             -        -   to        -         - to         -
   2004                     -       -    to       -        -             -        -   to        -         - to         -
AIM V.I. Mid Cap Core Equity Fund - Series I Shares
   2008                 4,010    0.88    to    0.93    3,623         1.41%    0.50%   to    1.95%  (29.91%) to   (5.16%)
   2007                 5,350    1.26    to    1.31    6,853         0.20%    0.50%   to    1.95%     7.40% to    11.30%
   2006                 6,924    1.17    to    1.21    8,201         0.88%    0.50%   to    1.95%     9.08% to    10.69%
   2005                 8,548    1.07    to    1.09    9,222         0.52%    0.50%   to    1.95%     5.53% to     7.08%
   2004/4/              7,864    1.02    to    1.02    7,992         2.09%    0.50%   to    1.95%     1.83% to     1.94%
Alger American Capital Appreciation Portfolio - Class O Shares
   2008                 5,202    1.08    to    1.83    6,339             -    0.90%   to    1.95%  (46.21%) to  (45.63%)
   2007                 7,444    1.99    to    3.37   16,676             -    0.90%   to    1.95%    30.92% to    32.33%
   2006                 9,640    1.51    to    2.55   16,453             -    0.90%   to    1.95%    12.55% to    18.19%
   2005                12,124    1.29    to    2.16   17,219             -    0.90%   to    1.95%     0.18% to    13.42%
   2004                14,690    1.14    to    1.91   19,272             -    0.90%   to    1.95%     6.08% to     7.21%
AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B
   2008/24/             2,910    0.75    to    0.75    2,170         2.77%    0.90%   to    1.80%  (29.46%) to   (5.03%)
   2007                     -       -    to       -        -             -        -   to        -         - to         -
   2006                     -       -    to       -        -             -        -   to        -         - to         -
   2005                     -       -    to       -        -             -        -   to        -         - to         -
   2004                     -       -    to       -        -             -        -   to        -         - to         -
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B
   2008/23/             1,361    0.64    to    0.64      869         0.86%    0.90%   to    1.75%  (40.38%) to   (1.21%)
   2007                     -       -    to       -        -             -        -   to        -         - to         -
   2006                     -       -    to       -        -             -        -   to        -         - to         -
   2005                     -       -    to       -        -             -        -   to        -         - to         -
   2004                     -       -    to       -        -             -        -   to        -         - to         -
DWS Equity 500 Index Fund VIP - Class A
   2008                30,057    0.60    to    1.76   47,286         2.47%    0.90%   to    2.25%  (38.57%) to  (29.73%)
   2007                32,498    0.97    to    2.83   82,484         1.52%    0.90%   to    2.25%   (0.14%) to     4.34%
   2006                32,362    1.18    to    2.71   79,149         1.17%    0.90%   to    2.25%   (2.51%) to    14.49%
   2005                25,950    1.04    to    2.37   56,171         1.42%    0.90%   to    2.25%     0.27% to     5.20%
   2004                20,589    1.08    to    2.28   43,545         1.02%    0.50%   to    2.25%   (0.16%) to     9.60%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                             For the periods ended December 31,
                   ---------------------------------------     ---------------------------------------------------
                                 Unit               Net        Investment    Expense                  Total
                    Units     Fair Value          Assets         Income     Ratio /2/               Return /3/
                   (000's)   (Lowest to Highest)  (000's)      Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   --------- -------------------  ---------    ---------- -------------------  --------------------

DWS Small Cap Index VIP - Class A
   2008/26/           158    0.73    to    0.73       116             -   1.10%   to    1.60%  (46.58%) to   (3.63%)
   2007                 -       -    to       -         -             -       -   to        -         - to         -
   2006                 -       -    to       -         -             -       -   to        -         - to         -
   2005                 -       -    to       -         -             -       -   to        -         - to         -
   2004                 -       -    to       -         -             -       -   to        -         - to         -
Federated Fund for U.S. Government Securities II
   2008            74,790    1.07    to    3.02   184,073         5.02%   0.50%   to    1.95%     2.25% to     3.76%
   2007            92,674    1.04    to    2.92   220,849         4.38%   0.50%   to    1.95%     0.33% to     5.75%
   2006            91,224    1.02    to    2.77   209,018         3.86%   0.50%   to    1.95%     0.14% to     3.62%
   2005            72,223    0.99    to    2.69   165,069         3.68%   0.50%   to    1.95%   (0.93%) to     1.52%
   2004            55,859    1.03    to    2.66   129,138         4.18%   0.50%   to    1.95%     1.59% to     3.09%
Federated High Income Bond Fund II - Primary Shares
   2008             5,659    0.72    to    2.37    11,022        10.63%   0.75%   to    1.95%  (27.44%) to  (15.62%)
   2007             7,857    0.98    to    3.23    21,296         8.30%   0.75%   to    1.95%   (1.09%) to     2.65%
   2006             8,838    1.12    to    3.14    23,709         8.64%   0.75%   to    1.95%     0.13% to     9.98%
   2005             9,388    1.03    to    2.86    23,182         8.58%   0.75%   to    1.95%     0.66% to     1.89%
   2004            12,797    1.16    to    2.81    31,179         7.96%   0.50%   to    1.95%     8.31% to     9.63%
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
   2008            27,724    0.61    to    2.24    48,279         0.80%   0.90%   to    1.95%  (43.73%) to  (36.87%)
   2007            35,710    1.08    to    3.95   113,863         0.83%   0.90%   to    1.95%   (0.67%) to    16.45%
   2006            35,546    1.24    to    3.40   100,303         1.13%   0.90%   to    1.95%     0.31% to    10.59%
   2005            33,122    1.13    to    3.08    84,975         0.17%   0.90%   to    1.95%     8.64% to    15.80%
   2004            22,931    1.28    to    2.66    51,567         0.21%   0.75%   to    1.95%    10.09% to    14.30%
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
   2008            97,266    0.49    to    1.29    75,492         0.48%   0.90%   to    1.95%  (55.94%) to  (52.58%)
   2007            43,891    1.10    to    2.91   101,935             -   0.90%   to    1.95%    10.35% to    21.93%
   2006            19,629    1.12    to    2.39    42,654         0.39%   0.90%   to    1.95%   (0.42%) to     4.36%
   2005             8,065    1.08    to    2.30    16,245         0.52%   0.90%   to    1.95%     4.93% to     8.77%
   2004             3,263    1.17    to    2.13     5,432         0.44%   0.90%   to    1.95%     4.97% to     6.10%
Fidelity(R) VIP Growth Portfolio - Service Class
   2008            15,858    0.60    to    1.94    18,242         0.69%   0.50%   to    1.95%  (48.26%) to   (6.52%)
   2007            19,209    1.16    to    3.70    41,309         0.62%   0.50%   to    1.95%   (2.64%) to    26.23%
   2006            20,603    1.12    to    2.93    36,134         0.29%   0.50%   to    1.95%     3.75% to     6.20%
   2005            24,590    1.07    to    2.76    40,518         0.38%   0.50%   to    1.95%     2.56% to     5.34%
   2004            26,041    1.14    to    2.62    39,498         0.15%   0.50%   to    1.95%   (2.21%) to     2.75%
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
   2008            47,909    0.97    to    0.99    46,922         3.15%   0.90%   to    1.95%   (5.08%) to   (3.33%)
   2007/19/        26,098    1.02    to    1.04    26,891         0.20%   0.90%   to    1.80%     0.71% to     3.67%
   2006                 -       -    to       -         -             -       -   to        -         - to         -
   2005                 -       -    to       -         -             -       -   to        -         - to         -
   2004                 -       -    to       -         -             -       -   to        -         - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                            At December 31,                              For the periods ended December 31,
                      ---------------------------------------      ---------------------------------------------------
                                    Unit               Net         Investment    Expense                  Total
                       Units     Fair Value          Assets          Income     Ratio /2/               Return /3/
                      (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                      --------- -------------------  ---------     ---------- -------------------  --------------------

Franklin Flex Cap Growth Securities Fund - Class 2
   2008/25/               231   0.73    to    0.73       168         0.07%    1.10%   to    1.65%  (32.37%) to    10.65%
   2007                     -      -    to       -         -             -        -   to        -         - to         -
   2006                     -      -    to       -         -             -        -   to        -         - to         -
   2005                     -      -    to       -         -             -        -   to        -         - to         -
   2004                     -      -    to       -         -             -        -   to        -         - to         -
Franklin Income Securities Fund - Class 2
   2008                60,032   0.66    to    0.80    44,070         5.55%    0.90%   to    1.95%  (31.03%) to  (30.29%)
   2007                44,645   0.96    to    1.14    49,235         2.99%    0.90%   to    1.95%     0.17% to     2.82%
   2006/17/             8,119   1.04    to    1.11     8,983         0.68%    0.90%   to    1.95%     3.11% to    12.87%
   2005                     -      -    to       -         -             -        -   to                  - to         -
   2004                     -      -    to       -         -             -        -   to                  - to         -
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
   2008                 1,817   0.70    to    0.73     1,303             -    0.90%   to    1.95%  (37.71%) to  (10.10%)
   2007                 2,585   1.13    to    1.16     2,961             -    0.90%   to    1.95%   (9.02%) to   (8.04%)
   2006                 3,521   1.24    to    1.26     4,403             -    0.90%   to    1.95%    13.81% to    15.03%
   2005/6/              5,103   1.09    to    1.10     5,571             -    0.90%   to    1.95%     1.74% to    12.13%
   2004                     -      -    to       -         -             -        -   to        -         - to         -
Lord Abbett Bond Debenture Portfolio - Class VC Shares
   2008                 9,395   0.82    to    0.95     8,789         5.30%    0.90%   to    1.95%  (19.14%) to  (11.57%)
   2007                13,608   1.00    to    1.17    15,669         5.95%    0.90%   to    1.95%   (0.44%) to     5.23%
   2006                14,611   1.09    to    1.11    16,072         6.00%    0.90%   to    1.95%     0.62% to     8.35%
   2005/7/             15,079   1.02    to    1.02    15,385         7.32%    0.90%   to    1.95%   (0.01%) to     4.69%
   2004                     -      -    to       -         -             -        -   to        -         - to         -
Lord Abbett Growth and Income Portfolio - Class VC Shares
   2008               120,927   0.61    to    0.79    93,533         1.48%    0.90%   to    1.95%  (37.66%) to  (13.11%)
   2007               132,183   0.97    to    1.25   163,065         1.35%    0.90%   to    1.95%     1.13% to     3.47%
   2006               106,571   1.20    to    1.22   129,362         1.36%    0.90%   to    1.95%     4.41% to    16.22%
   2005/5/             91,874   1.04    to    1.05    96,321         1.57%    0.90%   to    1.95%     2.04% to     8.58%
   2004                     -      -    to       -         -             -        -   to        -         - to         -
Lord Abbett Mid Cap Value Portfolio - Class VC Shares
   2008                 9,889   0.53    to    0.72     6,986         1.11%    0.90%   to    1.95%  (40.54%) to  (27.12%)
   2007                13,625   0.89    to    1.20    16,172         0.40%    0.90%   to    1.95%   (7.61%) to   (0.33%)
   2006                16,132   1.18    to    1.21    19,312         0.46%    0.90%   to    1.95%   (0.35%) to    11.22%
   2005/5/             19,997   1.07    to    1.09    21,620         0.67%    0.90%   to    1.95%   (0.79%) to    13.48%
   2004                     -      -    to       -         -             -        -   to        -         - to         -
Mutual Shares Securities Fund - Class 2
   2008                53,629   0.59    to    2.37    58,111         3.17%    0.90%   to    1.95%  (38.34%) to  (37.67%)
   2007                36,007   0.94    to    3.81    83,298         1.35%    0.90%   to    1.95%   (1.65%) to     2.54%
   2006                19,109   1.25    to    3.71    53,592         1.24%    0.90%   to    1.95%     0.44% to    17.32%
   2005                13,894   1.08    to    3.16    35,252         0.84%    0.90%   to    1.95%     5.11% to     9.56%
   2004                11,370   1.24    to    2.89    26,137         0.80%    0.75%   to    1.95%     2.50% to    11.62%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                            For the periods ended December 31,
                   --------------------------------------     ---------------------------------------------------
                                 Unit               Net       Investment    Expense                  Total
                    Units     Fair Value          Assets        Income     Ratio /2/               Return /3/
                   (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   --------- -------------------  --------    ---------- -------------------  --------------------

Neuberger Berman AMT Guardian Portfolio - S Class
   2008            66,570    0.61    to    0.70    42,640       0.66%    0.90%   to    1.95%  (38.49%) to  (25.99%)
   2007            26,191    0.98    to    1.12    28,314       0.46%    0.90%   to    1.80%     0.12% to     7.33%
   2006/17/           506    1.04    to    1.06       534       1.29%    0.90%   to    1.65%     4.35% to    15.67%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Neuberger Berman AMT Small Cap Growth Portfolio - S Class
   2008               102    0.56    to    0.60        58           -    0.90%   to    1.80%  (40.56%) to     0.73%
   2007                60    0.95    to    1.01        57           -    0.90%   to    1.80%   (7.36%) to   (0.39%)
   2006/17/            38    0.96    to    0.97        37           -    0.90%   to    1.80%   (4.34%) to     3.54%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2008               757    0.56    to    0.62       461           -    0.90%   to    1.80%  (46.64%) to  (17.30%)
   2007               768    1.13    to    1.16       877       0.01%    0.90%   to    1.80%     8.47% to    12.83%
   2006/18/           369    1.01    to    1.03       375           -    0.90%   to    1.80%     1.62% to    12.46%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Oppenheimer Global Securities Fund/VA - Service Shares
   2008             3,342    0.57    to    0.66     2,164       1.23%    0.90%   to    1.95%  (41.50%) to  (11.77%)
   2007             2,068    0.97    to    1.12     2,284       0.94%    0.90%   to    1.95%   (4.89%) to     5.12%
   2006/13/         1,094    1.06    to    1.07     1,162           -    0.90%   to    1.95%     4.31% to    14.51%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
   2008            50,135    0.55    to    0.62    28,559       0.21%    0.90%   to    1.95%  (39.12%) to  (28.17%)
   2007            21,420    0.89    to    1.01    20,465       0.03%    0.90%   to    1.80%   (7.27%) to   (2.28%)
   2006/16/           423    0.99    to    1.04       423           -    0.90%   to    1.80%   (2.92%) to    12.11%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Phoenix Capital Growth Series
   2008            48,533    0.59    to    1.31    40,764       0.03%    0.90%   to    1.95%  (41.94%) to    10.12%
   2007            59,946    1.11    to    2.24    85,557       0.25%    0.90%   to    1.95%     8.58% to     9.75%
   2006            74,964    1.02    to    2.04    97,738       0.24%    0.90%   to    1.95%     1.21% to     8.04%
   2005            70,294    1.01    to    2.00    86,963       0.06%    0.90%   to    1.95%     1.70% to     2.78%
   2004            93,245    0.99    to    1.95   112,519       0.81%    0.90%   to    1.95%     2.92% to     4.03%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth
   2008            15,730    0.60    to    0.73    11,003       1.54%    0.90%   to    1.80%  (39.37%) to  (31.94%)
   2007            15,697    0.99    to    1.20    18,345       1.58%    0.90%   to    1.80%   (1.91%) to     7.47%
   2006/9/          8,086    1.11    to    1.12     8,997       2.36%    0.90%   to    1.80%     1.29% to    14.96%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                        At December 31,                        For the periods ended December 31,
                  -----------------------------------    ---------------------------------------------------
                              Unit               Net     Investment    Expense                  Total
                   Units   Fair Value          Assets      Income     Ratio /2/               Return /3/
                  (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                  ------- -------------------  -------   ---------- -------------------  --------------------

Phoenix Dynamic Asset Allocation Series: Growth
   2008           26,253  0.67    to    0.79    19,722     2.07%    0.90%   to    1.80%  (33.40%) to  (32.79%)
   2007           22,556  1.00    to    1.17    25,711     2.22%    0.90%   to    1.80%     4.03% to     7.68%
   2006/11/        7,937  1.04    to    1.09     8,616     1.94%    0.90%   to    1.80%     0.83% to    10.56%
   2005                -     -    to       -         -         -        -   to        -         - to         -
   2004                -     -    to       -         -         -        -   to        -         - to         -
Phoenix Dynamic Asset Allocation Series: Moderate
   2008           18,779  0.85    to    0.94    17,197     3.24%    0.90%   to    1.95%  (17.44%) to   (1.23%)
   2007            5,508  1.03    to    1.12     6,089     3.47%    0.90%   to    1.95%   (0.43%) to     7.00%
   2006/10/        2,949  1.03    to    1.05     3,075     4.46%    0.90%   to    1.95%     0.05% to     6.87%
   2005                -     -    to       -         -         -        -   to        -         - to         -
   2004                -     -    to       -         -         -        -   to        -         - to         -
Phoenix Dynamic Asset Allocation Series: Moderate Growth
   2008           20,259  0.74    to    0.86    16,786     2.68%    0.90%   to    1.95%  (26.94%) to   (5.10%)
   2007           12,702  1.01    to    1.16    14,429     2.54%    0.90%   to    1.95%   (2.09%) to     7.52%
   2006/8/         6,417  1.04    to    1.08     6,886     3.72%    0.90%   to    1.95%     2.55% to    10.27%
   2005                -     -    to       -         -         -        -   to                  - to         -
   2004                -     -    to       -         -         -        -   to                  - to         -
Phoenix Growth and Income Series
   2008           35,718  0.63    to    2.23    54,789     1.30%    0.75%   to    1.95%  (36.20%) to  (27.72%)
   2007           43,261  0.98    to    3.45   102,198     0.94%    0.75%   to    1.95%   (2.83%) to     5.85%
   2006           49,152  1.19    to    3.26   108,401     1.15%    0.75%   to    1.95%     2.98% to    16.31%
   2005           48,900  1.03    to    2.80    90,058     1.08%    0.75%   to    1.95%   (0.36%) to     4.55%
   2004           52,223  1.20    to    2.69    87,702     1.31%    0.75%   to    1.95%     8.32% to     9.65%
Phoenix Mid-Cap Growth Series
   2008           12,898  0.61    to    1.50    13,898         -    0.90%   to    1.95%  (44.57%) to  (43.98%)
   2007           17,049  1.09    to    2.69    32,697         -    0.90%   to    1.95%   (3.16%) to    20.70%
   2006           22,323  1.07    to    2.23    36,076         -    0.90%   to    1.95%   (1.37%) to     3.20%
   2005           12,410  1.05    to    2.16    20,151         -    0.90%   to    1.95%   (0.87%) to     3.24%
   2004           18,284  1.12    to    2.10    29,040         -    0.90%   to    1.95%     4.64% to     5.76%
Phoenix Money Market Series
   2008           60,148  1.03    to    2.44   108,806     2.17%    0.75%   to    1.95%     0.01% to     1.48%
   2007           41,913  1.02    to    2.41    81,064     4.77%    0.75%   to    1.95%     0.11% to     4.09%
   2006           37,587  1.02    to    2.32    69,317     4.35%    0.75%   to    1.95%    0.00%* to     3.63%
   2005           31,115  1.00    to    2.24    56,230     2.53%    0.75%   to    1.95%    0.00%* to     1.81%
   2004           36,553  0.99    to    2.20    61,979     0.77%    0.75%   to    2.25%   (1.47%) to     0.04%
Phoenix Multi-Sector Fixed Income Series
   2008           72,899  0.81    to    2.67   109,435     7.75%    0.50%   to    1.95%  (19.53%) to  (18.34%)
   2007           51,838  1.00    to    3.29   124,807     5.71%    0.50%   to    1.95%     1.68% to     3.19%
   2006           43,905  1.06    to    3.20   111,464     5.34%    0.50%   to    1.95%   (0.42%) to     6.31%
   2005           46,104  1.01    to    3.02   109,741     4.82%    0.50%   to    1.95%   (0.40%) to     1.28%
   2004           48,826  1.11    to    2.99   112,833     6.18%    0.50%   to    1.95%     3.49% to     6.17%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                   At December 31,                        For the periods ended December 31,
             -----------------------------------    ---------------------------------------------------
                         Unit               Net     Investment    Expense                  Total
              Units   Fair Value          Assets      Income     Ratio /2/               Return /3/
             (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- -------------------  -------   ---------- -------------------  --------------------

Phoenix Multi-Sector Short Term Bond Series
   2008       19,568 0.88    to    1.02    19,298     5.47%    0.90%   to    1.95%  (13.08%) to   (7.30%)
   2007       25,954 1.01    to    1.16    29,323     5.08%    0.90%   to    1.95%   (0.16%) to     3.05%
   2006       29,621 1.05    to    1.13    32,637     4.51%    0.90%   to    1.95%     3.66% to     4.77%
   2005       32,571 1.01    to    1.07    34,440     3.73%    0.90%   to    1.95%   (0.87%) to     0.45%
   2004       28,678 1.04    to    1.07    30,379     4.41%    0.75%   to    1.95%     2.04% to     4.39%
Phoenix Small-Cap Growth Series
   2008        5,977 0.57    to    2.63    14,652         -    0.90%   to    1.95%  (46.00%) to  (45.42%)
   2007        7,195 1.06    to    4.83    33,407         -    0.75%   to    1.95%   (4.53%) to    15.05%
   2006        8,834 1.36    to    4.22    35,811     0.02%    0.75%   to    1.95%    10.22% to    18.56%
   2005        4,478 1.16    to    3.56    15,539         -    0.75%   to    1.95%   (2.25%) to    16.43%
   2004        4,344 1.15    to    3.10    13,185         -    0.75%   to    1.95%   (9.64%) to     1.36%
Phoenix Strategic Allocation Series
   2008       19,732 0.73    to    2.24    34,613     2.88%    0.75%   to    1.95%  (26.90%) to  (18.60%)
   2007       26,152 1.00    to    3.03    63,031     2.53%    0.75%   to    1.95%   (1.25%) to     5.19%
   2006       32,980 1.27    to    2.88    76,077     2.50%    0.75%   to    1.95%    10.50% to    11.85%
   2005       44,235 1.14    to    2.58    91,736     2.28%    0.75%   to    1.95%   (1.80%) to     1.03%
   2004       56,804 1.14    to    2.55   116,772     2.58%    0.75%   to    1.95%     5.36% to     6.65%
Phoenix-Aberdeen International Series
   2008      150,692 0.63    to    3.16   217,411     2.09%    0.50%   to    1.95%  (40.36%) to  (39.29%)
   2007       92,535 1.05    to    5.21   316,871     1.68%    0.50%   to    1.95%     5.66% to    14.37%
   2006       74,181 1.49    to    4.56   245,476     2.59%    0.50%   to    1.95%     0.55% to    26.74%
   2005       28,619 1.19    to    3.59    63,545     4.47%    0.50%   to    1.95%     6.72% to    17.98%
   2004       29,312 1.40    to    3.05    53,620     2.92%    0.50%   to    1.95%    15.17% to    20.18%
Phoenix-Duff & Phelps Real Estate Securities Series
   2008       38,420 0.54    to    4.83    56,526     1.56%    0.50%   to    1.95%  (43.55%) to  (37.20%)
   2007       19,614 0.87    to    7.73    82,754     1.27%    0.50%   to    1.95%  (17.36%) to   (1.65%)
   2006       17,101 1.48    to    9.25   110,320     1.34%    0.50%   to    1.95%     9.68% to    36.38%
   2005       15,797 1.10    to    6.81    76,155     1.74%    0.50%   to    1.95%     0.03% to    14.52%
   2004       15,493 1.55    to    5.97    66,800     2.50%    0.50%   to    1.95%    27.28% to    34.02%
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2008       48,439 0.56    to    3.55    59,955     0.17%    0.50%   to    1.95%  (38.75%) to  (35.77%)
   2007       26,418 0.88    to    5.57    81,392     0.14%    0.50%   to    1.95%   (5.76%) to     2.51%
   2006       19,888 1.20    to    5.53    71,158     0.42%    0.50%   to    1.95%     6.75% to    14.34%
   2005       20,477 1.06    to    4.87    65,289     0.11%    0.50%   to    1.95%   (1.55%) to     7.19%
   2004       20,613 1.42    to    4.58    61,042     0.18%    0.50%   to    1.95%    18.06% to    19.80%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2008        9,182 0.54    to    2.87    21,404     0.08%    0.90%   to    1.95%  (39.12%) to  (38.47%)
   2007       10,590 0.88    to    4.66    41,422         -    0.90%   to    1.95%   (9.58%) to     1.07%
   2006       11,112 1.23    to    4.80    45,913     0.23%    0.90%   to    1.95%     9.44% to    15.70%
   2005       10,407 1.07    to    4.15    38,467         -    0.90%   to    1.95%     0.56% to     6.50%
   2004       10,631 1.48    to    3.90    37,411         -    0.75%   to    1.95%    10.85% to    21.57%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                          At December 31,                              For the periods ended December 31,
                    ---------------------------------------      ---------------------------------------------------
                                  Unit               Net         Investment    Expense                  Total
                     Units     Fair Value          Assets          Income     Ratio /2/               Return /3/
                    (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                    --------- -------------------  ---------     ---------- -------------------  --------------------

Phoenix-Van Kampen Comstock Series
   2008             11,646    0.57    to    2.15   18,338           1.69%   0.50%   to    1.95%  (36.98%) to  (15.29%)
   2007             16,095    0.89    to    3.38   40,472           1.50%   0.50%   to    1.95%   (6.46%) to     7.62%
   2006             19,855    1.25    to    3.49   51,685           1.64%   0.50%   to    1.95%    10.13% to    20.30%
   2005             24,577    1.24    to    2.91   53,686           1.10%   0.50%   to    1.95%   (1.86%) to     4.90%
   2004             34,361    1.20    to    2.79   70,474           0.97%   0.50%   to    1.95%    10.71% to    11.90%
Phoenix-Van Kampen Equity 500 Index Series
   2008             22,215    0.60    to    1.55   27,730           1.61%   0.90%   to    2.25%  (38.72%) to  (27.57%)
   2007             27,275    0.96    to    2.50   55,307           1.27%   0.90%   to    2.25%   (3.16%) to     5.71%
   2006             32,875    1.17    to    2.41   64,412           1.34%   0.90%   to    2.25%     3.06% to    13.19%
   2005             28,548    1.22    to    2.13   49,041           1.22%   0.90%   to    2.25%   (4.47%) to     2.76%
   2004             35,053    1.20    to    2.08   58,129           1.47%   0.90%   to    2.25%     3.40% to     8.85%
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
   2008             32,643    0.63    to    0.67   20,955           4.53%   0.90%   to    1.95%  (53.91%) to  (44.36%)
   2007             17,690    1.14    to    1.21   20,489           7.30%   0.90%   to    1.95%     8.44% to    22.03%
   2006/13/            481    0.95    to    1.00      461          15.20%   0.90%   to    1.80%   (7.64%) to   (3.51%)
   2005                  -       -    to       -        -               -       -   to        -         - to         -
   2004                  -       -    to       -        -               -       -   to        -         - to         -
PIMCO Real Return Portfolio - Advisor Class
   2008              5,200    0.99    to    1.03    5,259           3.38%   0.90%   to    1.95%  (14.79%) to   (6.07%)
   2007              1,695    1.08    to    1.11    1,868           4.53%   0.90%   to    1.80%   (0.17%) to    10.49%
   2006/16/            522    1.00    to    1.02      530           4.51%   1.10%   to    1.80%   (1.72%) to     2.65%
   2005                  -       -    to       -        -               -       -   to        -         - to         -
   2004                  -       -    to       -        -               -       -   to        -         - to         -
PIMCO Total Return Portfolio - Advisor Class
   2008             10,863    1.10    to    1.16   12,367           4.35%   0.90%   to    1.80%   (0.08%) to     3.75%
   2007              5,146    1.07    to    1.11    5,684           4.71%   0.90%   to    1.85%   (0.72%) to     7.65%
   2006/14/          5,355    1.01    to    1.04    5,526           4.56%   0.90%   to    1.85%   (1.22%) to     4.15%
   2005                  -       -    to       -        -               -       -   to        -         - to         -
   2004                  -       -    to       -        -               -       -   to        -         - to         -
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2008              2,475    0.53    to    0.61    1,474           0.41%   0.90%   to    1.95%  (31.57%) to  (30.84%)
   2007              3,315    0.77    to    0.89    2,870           3.77%   0.90%   to    1.95%   (6.38%) to     3.57%
   2006              5,007    0.82    to    0.94    4,597           3.12%   0.90%   to    1.95%     6.01% to     7.14%
   2005              8,410    0.77    to    0.88    7,228               -   0.90%   to    1.95%   (7.08%) to   (6.09%)
   2004              9,679    0.83    to    0.93    8,918               -   0.90%   to    1.95%  (12.41%) to   (7.00%)
Rydex Variable Trust Nova Fund
   2008              1,041    0.72    to    0.76      769           0.34%   0.90%   to    1.95%  (55.36%) to  (31.34%)
   2007              1,299    1.61    to    1.69    2,140           1.16%   0.90%   to    1.95%   (0.85%) to     0.21%
   2006              1,853    1.62    to    1.68    3,056           0.93%   0.90%   to    1.95%     0.95% to    18.20%
   2005              3,727    1.35    to    1.43    5,223           0.37%   0.90%   to    1.95%     1.95% to     6.03%
   2004              3,860    1.32    to    1.38    5,278           0.05%   0.90%   to    1.95%    10.83% to    13.59%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                      At December 31,                        For the periods ended December 31,
                -----------------------------------    ---------------------------------------------------
                            Unit               Net     Investment    Expense                  Total
                 Units   Fair Value          Assets      Income     Ratio /2/               Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  --------------------

Rydex Variable Trust Sector Rotation Fund
   2008           1,350 1.04    to    1.13    1,480           -   0.90%   to    1.95%  (47.83%) to  (41.27%)
   2007           2,339 1.78    to    1.92    4,392           -   0.90%   to    1.95%     4.16% to    21.64%
   2006           3,541 1.22    to    1.58    5,490           -   0.90%   to    1.95%   (0.47%) to    10.39%
   2005           5,931 1.35    to    1.43    8,350           -   0.90%   to    1.95%    11.50% to    12.69%
   2004           2,414 1.20    to    1.27    3,034           -   0.90%   to    1.95%     5.09% to    12.91%
Sentinel Variable Products Balanced Fund
   2008             802 0.76    to    0.77      612       3.03%   0.90%   to    1.80%  (25.00%) to     1.87%
   2007/22/         296 1.02    to    1.02      301      11.05%   1.10%   to    1.38%   (2.99%) to   (1.98%)
   2006               -    -    to       -        -           -       -   to        -         - to         -
   2005               -    -    to       -        -           -       -   to        -         - to         -
   2004               -    -    to       -        -           -       -   to        -         - to         -
Sentinel Variable Products Bond Fund
   2008          31,015 1.03    to    1.05   32,264       5.70%   0.90%   to    1.95%     0.23% to     2.47%
   2007/20/       4,498 1.02    to    1.02    4,587      28.15%   0.90%   to    1.80%     1.33% to     3.07%
   2006               -    -    to       -        -           -       -   to        -         - to         -
   2005               -    -    to       -        -           -       -   to        -         - to         -
   2004               -    -    to       -        -           -       -   to        -         - to         -
Sentinel Variable Products Common Stock Fund
   2008         124,569 0.67    to    0.68   84,130       2.17%   0.90%   to    1.95%  (34.25%) to  (26.73%)
   2007/20/      18,974 1.02    to    1.02   19,401       7.76%   0.90%   to    1.80%   (4.21%) to     0.87%
   2006               -    -    to       -        -           -       -   to        -         - to         -
   2005               -    -    to       -        -           -       -   to        -         - to         -
   2004               -    -    to       -        -           -       -   to        -         - to         -
Sentinel Variable Products Mid Cap Growth Fund
   2008             846 0.57    to    0.58      485           -   0.90%   to    1.95%  (47.03%) to   (1.00%)
   2007/21/         443 1.08    to    1.08      477           -   0.90%   to    1.80%   (2.66%) to     1.53%
   2006               -    -    to       -        -           -       -   to                  - to         -
   2005               -    -    to       -        -           -       -   to                  - to         -
   2004               -    -    to       -        -           -       -   to                  - to         -
Sentinel Variable Products Small Company Fund
   2008          17,901 0.67    to    0.68   12,014       0.46%   0.90%   to    1.95%  (33.51%) to  (25.00%)
   2007/20/       3,080 1.00    to    1.01    3,096       4.01%   0.90%   to    1.80%   (6.63%) to     0.07%
   2006               -    -    to       -        -           -       -   to                  - to         -
   2005               -    -    to       -        -           -       -   to                  - to         -
   2004               -    -    to       -        -           -       -   to                  - to         -
Summit S&P MidCap 400 Index Portfolio - Class I Shares
   2008/26/         131 0.70    to    0.70       91       0.84%   1.10%   to    1.60%  (43.72%) to  (11.18%)
   2007               -    -    to       -        -           -       -   to        -         - to         -
   2006               -    -    to       -        -           -       -   to        -         - to         -
   2005               -    -    to       -        -           -       -   to        -         - to         -
   2004               -    -    to       -        -           -       -   to        -         - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                      At December 31,                        For the periods ended December 31,
                -----------------------------------    ---------------------------------------------------
                            Unit               Net     Investment    Expense                  Total
                 Units   Fair Value          Assets      Income     Ratio /2/               Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  --------------------

Templeton Developing Markets Securities Fund - Class 2
   2008          4,473  0.54    to    3.22     4,298      2.26%   0.90%   to    1.95%  (53.56%) to   (0.76%)
   2007          7,287  1.15    to    6.90    16,657      2.03%   0.90%   to    1.95%   (3.62%) to    28.59%
   2006          3,217  1.06    to    5.43     5,724      1.07%   0.90%   to    1.80%     0.88% to    26.94%
   2005          2,588  1.09    to    3.50     3,634      1.30%   0.90%   to    1.60%    25.40% to    26.28%
   2004          3,214  0.87    to    2.77     3,557      1.81%   0.90%   to    1.60%     5.78% to    23.59%
Templeton Foreign Securities Fund - Class 2
   2008         10,088  0.62    to    2.62    17,638      2.39%   0.50%   to    1.95%  (41.54%) to  (12.12%)
   2007         13,558  1.05    to    4.42    40,633      2.06%   0.50%   to    1.95%     1.02% to    14.88%
   2006         15,754  1.32    to    3.85    41,893      1.24%   0.50%   to    1.95%     3.00% to    20.84%
   2005         16,296  1.11    to    3.19    35,750      1.19%   0.50%   to    1.95%     4.77% to     9.62%
   2004         16,494  1.36    to    2.91    31,997      1.06%   0.50%   to    1.95%    11.51% to    17.94%
Templeton Global Asset Allocation Fund - Class 2
   2008          1,851  1.62    to    2.76     3,109     10.61%   0.90%   to    1.60%  (26.30%) to  (25.77%)
   2007          2,127  2.19    to    3.72     4,844     17.59%   0.90%   to    1.60%     8.24% to     9.02%
   2006          2,408  2.02    to    3.41     5,056      7.06%   0.90%   to    1.60%    19.18% to    20.03%
   2005          2,840  1.69    to    2.84     4,982      3.68%   0.90%   to    1.60%     1.90% to     2.63%
   2004          3,504  1.65    to    2.77     6,030      2.82%   0.90%   to    1.60%    13.87% to    14.68%
Templeton Growth Securities Fund - Class 2
   2008         55,486  0.54    to    2.18    52,858      1.79%   0.75%   to    1.95%  (43.45%) to   (3.20%)
   2007         33,792  0.95    to    3.81    74,605      1.25%   0.75%   to    1.95%   (0.78%) to     1.80%
   2006         18,181  1.30    to    3.76    48,506      1.28%   0.75%   to    1.95%    10.08% to    20.90%
   2005         17,788  1.41    to    3.12    40,604      1.15%   0.75%   to    1.95%     2.80% to     8.05%
   2004         19,028  1.32    to    2.90    39,699      1.22%   0.75%   to    1.95%    13.76% to    15.16%
Van Kampen UIF Equity and Income Portfolio - Class II
   2008            857  0.73    to    0.84       694      2.48%   0.90%   to    1.80%  (24.07%) to  (23.22%)
   2007            521  0.96    to    1.10       560      1.49%   0.90%   to    1.80%   (3.28%) to     2.43%
   2006/15/        184  1.03    to    1.07       197      0.25%   0.90%   to    1.80%     0.63% to    11.06%
   2005              -     -    to       -         -          -       -   to        -         - to         -
   2004              -     -    to       -         -          -       -   to        -         - to         -
Wanger International
   2008         41,941  0.55    to    3.74    75,698      0.97%   0.50%   to    1.95%  (46.66%) to  (40.84%)
   2007         30,013  1.03    to    6.91   145,767      0.87%   0.50%   to    1.95%     1.77% to    15.73%
   2006         29,983  1.57    to    5.97   137,774      0.57%   0.50%   to    1.95%    15.04% to    36.48%
   2005         32,777  1.17    to    4.38   111,676      1.04%   0.50%   to    1.95%     4.90% to    20.92%
   2004         35,956  1.59    to    3.62   103,180      0.70%   0.50%   to    1.95%    19.04% to    29.62%
Wanger International Select
   2008          4,584  0.60    to    3.26    10,006      0.44%   0.90%   to    1.95%  (45.43%) to  (39.84%)
   2007          6,225  1.09    to    5.90    26,318      0.70%   0.90%   to    1.95%   (4.28%) to    20.68%
   2006          6,205  1.55    to    4.89    22,576      0.30%   0.90%   to    1.95%     7.84% to    34.78%
   2005          5,340  1.16    to    3.63    14,782      1.97%   0.90%   to    1.95%     8.99% to    16.12%
   2004          5,295  1.83    to    3.15    12,223      0.33%   0.90%   to    1.95%     2.86% to    24.94%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                 At December 31,                        For the periods ended December 31,
           -----------------------------------    ---------------------------------------------------
                       Unit               Net     Investment    Expense                  Total
            Units   Fair Value          Assets      Income     Ratio /2/               Return /3/
           (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
           ------- -------------------  -------   ---------- -------------------  --------------------

Wanger Select
   2008     5,870  0.47    to    2.68    11,105         -    0.90%   to    1.95%  (50.06%) to  (41.31%)
   2007     7,203  0.94    to    5.31    29,092         -    0.90%   to    1.95%   (6.43%) to     8.40%
   2006     7,310  1.33    to    4.90    27,833     0.36%    0.90%   to    1.95%    12.14% to    18.63%
   2005     6,650  1.13    to    4.13    20,910         -    0.90%   to    1.95%     8.34% to    10.01%
   2004     6,883  1.25    to    3.78    19,854         -    0.75%   to    1.95%     7.50% to    18.23%
Wanger USA
   2008    20,052  0.57    to    2.61    44,006         -    0.50%   to    1.95%  (40.86%) to   (6.95%)
   2007    24,932  0.95    to    4.35    92,825         -    0.50%   to    1.95%   (5.79%) to     4.86%
   2006    30,670  1.16    to    4.15   110,681     0.24%    0.50%   to    1.95%     0.11% to     7.34%
   2005    38,624  1.09    to    3.86   131,368         -    0.50%   to    1.95%     4.99% to    10.70%
   2004    46,105  1.34    to    3.49   143,130         -    0.50%   to    1.95%    12.12% to    17.74%

* Amount is less than 0.005%

/1/ The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2/ The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

 /4/ From inception December 3, 2004    /16/ From inception May 9, 2006 to
 to December 31, 2004.                  December 31, 2006.
 /5/ From inception April 22, 2005 to   /17/ From inception May 10, 2006 to
 December 31, 2005.                     December 31, 2006.
 /6/ From inception April 28, 2005 to   /18/ From inception May 18, 2006 to
 December 31, 2005.                     December 31, 2006.
 /7/ From inception April 29, 2005 to   /19/ From inception January 29, 2007
 December 31, 2005.                     to December 31, 2007.
 /8/ From inception February 9, 2006    /20/ From inception September 11,
 to December 31, 2006.                  2007 to December 31, 2007
 /9/ From inception February 14, 2006   /21/ From inception October 1, 2007
 to December 31, 2006.                  to December 31, 2007.
 /10/ From inception February 17, 2006  /22/ From inception October 10, 2007
 to December 31, 2006.                  to December 31, 2007.
 /11/ From inception March 10, 2006 to  /23/ From inception March 28, 2008 to
 December 31, 2006.                     December 31, 2008.
 /12/ From inception April 28, 2006 to  /24/ From inception April 4, 2008 to
 December 31, 2006.                     December 31, 2008.
 /13/ From inception May 3, 2006 to     /25/ From inception April 8, 2008 to
 December 31, 2006.                     December 31, 2008.
 /14/ From inception May 4, 2006 to     /26/ From inception April 30, 2008 to
 December 31, 2006.                     December 31, 2008.
 /15/ From inception May 8, 2006 to
 December 31, 2006.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 6--Fees and Related Party Transactions
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account (see note 12).

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2008 and 2007 were $11,760,087 and $8,662,781, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Fee and Administration Fee Charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and 0.125% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2008 and 2007 were $33,892,140 and $35,805,385 respectively. This expense is taken out as a reduction of unit values.

Note 7--Distribution of Net Income
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 9--Manager of Managers Exemptive Order
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 10--Mixed and Shared Funding
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 11--Other
The insurance company affiliates of the Separate Account distribute our products through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. The insurance company affiliates of the Separate Account believe that our sales through these distributors depend on a variety of factors, such as the financial strength, the quality and pricing of the products and the support services we provide. In 2008, the largest individual distributor of life insurance was a subsidiary of State Farm Mutual Automobile Company ("State Farm"). The largest distributors of annuities in 2008 were State Farm and National Life Group. In 2008, State Farm accounted for approximately 27% of the total life insurance premiums. In 2008, State Farm accounted for approximately 68% and National Life Group accounted for approximately 14% of the annuity deposits. Since the relationship with State Farm began in mid-2001, it has generated $260 million in cumulative new total life premiums and $1.6 billion in annuity deposits. The distributors are generally free to sell products from a variety of providers. On March 3, 2009, State Farm informed the insurance company affiliates of the Separate Account that it intends to suspend the sale of the products pending a re-evaluation of the relationship between the companies. On March 4, 2009, National Life Group informed the insurance company affiliates of the Separate Account that it intends to suspend the sale of the products.

The insurance company affiliates of the Separate Account may not be able to establish or maintain satisfactory relationships with State Farm, National Life Group or other distributors if the ratings, products or services are not competitive. Further, in light of the recent adverse economic and market developments, the access to, the reliability of, and service levels provided by the non-affiliated distribution intermediaries may be adversely affected. Accordingly, the business, sales, redemptions, revenues and profitability may be materially affected.

Effective May 1, 2008, the Board of Trustees of the Fund approved changes in subadvisor for the Capital Growth Series and the Small-Cap Growth Series. Effective September 15, 2008, Neuberger Berman Management, Inc. is the subadvisor for the Capital Growth Series, replacing Harris Investment Management, Inc. and the Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth Series), replacing Fred Alger Management, Inc.

Note 12--Spin-Off of Asset Management
At end of business December 31, 2008, Phoenix spun off the asset management segment of its business, Virtus Investment Partners, Inc. ("Virtus") and its subsidiaries, to Phoenix's shareholders. Virtus is now an independent publicly traded company. Virtus is the holding company for various asset management subsidiaries, including the Virtus Investment Advisers, Inc. (formerly Phoenix Investment Counsel, Inc.), the subadvisor to the Phoenix Growth & Income Series and Phoenix Strategic Allocation Series, and Duff & Phelps Investment Management Company, the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 12--Spin-Off of Asset Management (Continued)
As a result of this spin-off, PEPCO, a registered broker/dealer in securities, is no longer an affiliate of Phoenix. PEPCO operated as the principal underwriter and distributor for the Separate Account under a separate interim service agreement for the period January 1, 2009 to February 4, 2009. Effective February 5, 2009 the principal underwriter and distributor for the Separate Account became PFG Distribution Company, a subsidiary of Philadelphia Financial Group, Inc. (an affiliate of Phoenix). On February 5, 2009 PEPCO, under Virtus, changed its name to VP Distributors, Inc. and PFG Distribution Company changed its name to PEPCO.

Goodwin Capital Advisors, Inc., subadvisor to Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series, and the Phoenix Strategic Allocation Series, remained a subsidiary of Phoenix.

Note 13--Subsequent Events
On March 4, 2009, Fitch downgraded the financial strength rating of the insurance company affiliates of the Separate Account to BBB+ from A and placed the rating on Rating Watch Negative.

On March 10, 2009, A.M. Best Company, Inc. downgraded the financial strength rating of the insurance company affiliates of the Separate Account to B++ from A and maintained its negative outlook. On January 15, 2009, A.M Best Company, Inc. affirmed the financial strength rating of A and changed the rating outlook to negative from stable.

On March 10, 2009, Moody's Investor Services downgraded the financial strength rating of the insurance company affiliates of the Separate Account to Baa2 from Baa1. The outlook is negative. On February 19, 2009, Moody's Investor Service downgraded the financial strength rating to Baa1 from A3. The ratings remain on review for possible further downgrade as was previously announced on December 9, 2008.

On March 10, 2009, Standard & Poor's downgraded the financial strength rating of the insurance company affiliates of the Separate Account to BBB- from BBB and maintained it negative outlook. On March 2, 2009, Standard and Poor's downgraded the financial strength rating to BBB from BBB+. At the same time, Standard and Poor's removed the ratings from Credit Watch, where they had been placed with negative implications on February 10, 2009. The outlook is negative.

The actions by these rating agencies will likely have a material adverse effect on the future results. The insurance company affiliates are currently assessing the impact of these recent developments on their business prospects, operations and strategy.

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PriceWaterhouseCoopers
______________________________________________________________________

                                           PricewaterhouseCoopers LLP
                                           Suite 2400
                                           185 Asylum St.
                                           Hartford CT 06103-3404
                                           Telephone (860)241 7000
                                           Facsimile (860)241 7590
                                           www.pwc.com


            Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the PHL Variable Accumulation Account (as listed in the statements of assets and liabilities) at December 31, 2008, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, CT
March 27, 2009

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

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PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012



--------------------------------------------------------------------------------

Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

OL4258 (C) 2009 The Phoenix Companies, Inc.  2-09






         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2008 AND 2007

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                              -----------------
Report of Independent Registered Public Accounting Firm...................................................          F-3

Balance Sheet as of December 31, 2008 and 2007............................................................          F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2008, 2007 and 2006....................................................          F-5

Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006..............................          F-6

Notes to Financial Statements.............................................................................       F-7 - F-33

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:


In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2008, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 16 to the financial statements, two significant distributors suspended sales of the Company's products and the Company had downgrades from four rating agencies.

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for reinsurance of long duration insurance contracts effective April 1, 2008.


/s/ PricewaterhouseCoopers, LLP
Hartford, Connecticut
March 30, 2009

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                       ($ in thousands, except share data)
                           DECEMBER 31, 2008 AND 2007

                                                                                                  2008            2007
                                                                                             -------------   -------------
ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   1,287,409   $   1,709,586
Policy loans, at unpaid principal balances................................................          34,917          22,819
Other investments.........................................................................         102,681           1,251
Fair value option investments.............................................................           4,091              --
                                                                                             --------------  --------------
TOTAL INVESTMENTS.........................................................................       1,429,098       1,733,656
Cash and cash equivalents.................................................................         152,185         108,200
Accrued investment income.................................................................          14,804          17,518
Receivables...............................................................................         325,996         158,808
Deferred policy acquisition costs.........................................................       1,065,128       1,009,612
Receivable from related parties...........................................................          20,513             527
Other assets..............................................................................          37,089          20,214
Separate account assets...................................................................       2,449,141       3,389,356
                                                                                             --------------  --------------
TOTAL ASSETS..............................................................................   $   5,493,954   $   6,437,891
                                                                                             ==============  ==============

LIABILITIES:
Policyholder deposit funds................................................................   $     969,270   $   1,134,635
Policy liabilities and accruals...........................................................       1,386,611       1,103,139
Deferred income taxes.....................................................................          33,291         135,648
Payable to related parties................................................................           6,271          28,969
Other liabilities.........................................................................         116,929          48,304
Separate account liabilities..............................................................       2,449,141       3,389,356
                                                                                             --------------  --------------
TOTAL LIABILITIES.........................................................................       4,961,513       5,840,051
                                                                                             --------------  --------------

CONTINGENT LIABILITIES (NOTE 14)

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................           2,500           2,500
Additional paid-in capital................................................................         723,152         553,218
Retained earnings (accumulated deficit)...................................................        (141,288)         53,906
Accumulated other comprehensive loss......................................................         (51,923)        (11,784)
                                                                                             --------------  --------------
TOTAL STOCKHOLDER'S EQUITY................................................................         532,441         597,840
                                                                                             --------------  --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $   5,493,954   $   6,437,891
                                                                                             ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                 2008             2007             2006
                                                                            -------------    -------------    ------------
 REVENUES:
 Premiums.................................................................  $      15,098    $      18,602    $     13,575
 Insurance and investment product fees....................................        361,354          263,298         180,779
 Investment income, net of expenses.......................................         90,963          109,607         129,325
 Net realized investment losses...........................................       (172,055)          (7,043)         (2,460)
                                                                            --------------   --------------   -------------
 TOTAL REVENUES...........................................................        295,360          384,464         321,219
                                                                            --------------   --------------   -------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................        218,415          168,395         154,951
 Policy acquisition cost amortization.....................................        262,132          120,041          93,342
 Other operating expenses.................................................         97,504           83,601          65,388
                                                                            --------------   --------------   -------------
 TOTAL BENEFITS AND EXPENSES..............................................        578,051          372,037         313,681
                                                                            --------------   --------------   -------------
 Income (loss) before income taxes........................................       (282,691)          12,427           7,538
 Income tax (expense) benefit.............................................         87,497           (1,122)         (1,070)
                                                                            --------------   --------------   -------------
 NET INCOME (LOSS)........................................................  $    (195,194)   $      11,305    $      6,468
                                                                            ==============   ==============   =============

 FEES PAID TO RELATED PARTIES (NOTE 11)

 COMPREHENSIVE INCOME (LOSS):
 NET INCOME (LOSS)........................................................  $   (195,194)    $      11,305    $      6,468
                                                                            --------------   --------------   -------------
 Net unrealized investment losses.........................................       (40,139)           (9,095)         (1,277)
 Net unrealized derivative instruments losses.............................            --                --            (807)
                                                                            --------------   --------------   -------------
 OTHER COMPREHENSIVE LOSS.................................................       (40,139)           (9,095)         (2,084)
                                                                            --------------   --------------   -------------
 COMPREHENSIVE INCOME (LOSS)..............................................  $   (235,333)    $       2,210    $      4,384
                                                                            ==============   ==============   =============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent........................................  $    169,934     $      49,984    $         --

 RETAINED EARNINGS (ACCUMULATED DEFICIT):
 Net income (loss)........................................................      (195,194)           11,305           6,468
 Adjustment for initial application of FIN 48 (Note 2)....................            --            (1,000)             --

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive loss.................................................       (40,139)           (9,095)         (2,084)
                                                                            --------------   -------------    -------------
 CHANGE IN STOCKHOLDER'S EQUITY...........................................       (65,399)           51,194            4,384
 Stockholder's equity, beginning of year..................................       597,840           546,646          542,262
                                                                            --------------   -------------    -------------
 STOCKHOLDER'S EQUITY, END OF YEAR........................................  $     532,441    $     597,840    $     546,646
                                                                            ==============   =============    =============

   The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                               2008              2007              2006
                                                                          ---------------   --------------    -------------
 OPERATING ACTIVITIES:
 Net income (loss)......................................................  $      (195,194)  $       11,305    $       6,468
 Net realized investment losses.........................................          172,055            7,043            2,460
 Investment (gains) losses..............................................            1,931            1,473            4,206
 Deferred income taxes (benefit)........................................         (85,666)           45,837           22,473
 Increase in receivables................................................        (281,490)         (126,150)          (6,939)
 Increase in deferred policy acquisition costs..........................          138,030         (280,566)        (177,237)
 Increase in policy liabilities and accruals............................          401,684          410,942          213,754
 Other assets and other liabilities change..............................          (32,703)           7,867           (1,224)
                                                                          ----------------  ---------------   --------------
 CASH FROM OPERATING ACTIVITIES.........................................          118,647           77,751           63,961
                                                                          ----------------  ---------------   --------------

 INVESTING ACTIVITIES:
 Investment purchases...................................................       (1,455,006)        (890,909)      (1,007,973)
 Investment sales, repayments and maturities............................        1,501,339        1,207,988        1,728,360
                                                                          ----------------  ---------------   --------------
 CASH FROM INVESTING ACTIVITIES.........................................           46,333          317,079          720,387
                                                                          ----------------  ---------------   --------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund deposits.....................................          172,657          266,750          223,309
 Policyholder deposit fund withdrawals..................................         (454,371)        (625,507)        (986,348)
 Capital contributions from parent......................................          160,719           25,000               --
                                                                          ----------------  ---------------   --------------
 CASH FOR FINANCING ACTIVITIES..........................................         (120,995)        (333,757)        (763,039)
                                                                          ----------------  ---------------   --------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................           43,985           61,073           21,309
 Cash and cash equivalents, beginning of year...........................          108,200           47,127           25,818
                                                                          ----------------  ---------------   --------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................  $       152,185   $      108,200    $      47,127
                                                                          ================  ===============   ==============

During the year ended December 31, 2008, we received $169,934 thousand in capital contributions, of which $83,785 thousand was in cash and $86,149 was in securities.

   The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006



1.   ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company ("PHL Variable") is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix Life"), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred income taxes and contingent liabilities.

RISKS ASSOCIATED WITH CURRENT ECONOMIC ENVIRONMENT

Over the past year, the U.S. economy has experienced unprecedented credit and liquidity issues and entered into recession. Following several years of rapid credit expansion, a sharp contraction in mortgage lending coupled with dramatic declines in home prices, rising mortgage defaults and increasing home foreclosures, resulted in significant write-downs of asset values by financial institutions, including government-sponsored entities and major commercial and investment banks. These write-downs, initially of mortgage-backed securities but spreading to most sectors of the credit markets, and to credit default swaps and other derivative securities, have caused many financial institutions to seek additional capital, to merge with larger and stronger institutions, to be subsidized by the U.S. government and, in some cases, to fail. Reflecting concern about the stability of the financial markets generally and the strength of counterparties many lenders and institutional investors have reduced and, in some cases, ceased to provide funding to borrowers, including other financial institutions. These factors, combined with declining business and consumer confidence and increased unemployment, have precipitated an economic slowdown and fears of a prolonged recession.

Even under more favorable market conditions, general factors such as the availability of credit, consumer spending, business investment, capital market conditions and inflation affect our business. For example, in an economic downturn, higher unemployment, lower family income, lower corporate earnings, lower business investment and lower consumer spending may depress the demand for life insurance, annuities and investment products. In addition, this type of economic environment may result in higher lapses or surrenders of policies. Accordingly, the risks we face related to general economic and business conditions are more pronounced given the severity and magnitude of recent adverse economic and market conditions experienced.

More specifically, our business is exposed to the performance of the debt and equity markets, which have been materially and adversely affected by recent economic developments. Adverse conditions, including but not limited to, a lack of buyers in the marketplace, volatility, credit spread changes, and benchmark interest rate changes, have affected and will continue to impact the liquidity and value of our investments. In addition to other ways set forth in additional risk factors below, the ways that poor debt and equity market performance and changes in interest rates have adversely affected, and will continue to adversely affect, our business, financial condition, growth and profitability include, but are not limited to, the following:

     o The value of our investment portfolio has declined which has resulted in, and may continue to result in, higher realized and/or unrealized losses. For example, in 2008 the value of our general account investments decreased by $250,374 thousand, before offsets, due to net unrealized losses on investments. A widening of credit spreads, such as the market has experienced recently, increases the net unrealized loss position of our investment portfolio and may ultimately result in increased realized losses. The value of our investment portfolio can also be affected by illiquidity and by changes in assumptions or inputs we use in estimating fair value. Further, certain types of securities in our investment portfolio, such as asset-backed securities supported by residential and commercial mortgages, have been disproportionately affected. Continued adverse capital market conditions could result in further realized and/or unrealized losses.

     o Changes in interest rates also have other effects related to our investment portfolio. In periods of increasing interest rates, life insurance policy loans, surrenders and withdrawals could increase as policyholders seek investments with higher returns. This could require us to sell invested assets at a time when their prices are depressed by the increase in interest rates, which could cause us to realize investment losses. Conversely, during periods of declining interest rates, we could experience increased premium payments on products with flexible premium features, repayment of policy loans and increased percentages of policies remaining in force. We would obtain lower returns on investments made with these cash flows. In addition, borrowers may prepay or redeem bonds in our investment portfolio so that we might have to reinvest those proceeds in lower yielding investments. As a consequence of these factors, we could experience a decrease in the spread between the returns on our investment portfolio and amounts credited to policyholders and contract owners, which could adversely affect our profitability.

     o Asset-based fee revenues related to our variable life and annuity products have declined and may continue to decline.

     o The attractiveness of certain of our products may decrease because they are linked to the equity markets and assessments of our financial strength, resulting in lower profits. Increasing consumer concerns about the returns and features of our products or our financial strength may cause existing clients to surrender policies or withdraw assets, and diminish our ability to sell policies and attract assets from new and existing clients, which would result in lower sales and fee revenues.

These extraordinary economic and market conditions have materially and adversely affected us. In 2008 we had a net loss of $195,194 thousand. It is difficult to predict how long the current economic and market conditions will continue, whether the financial markets will continue to deteriorate and which aspects of our products and/or business will be adversely affected. However, the lack of credit, lack of confidence in the financial sector, increased volatility in the financial markets and reduced business activity are likely to continue to materially and adversely affect our business, financial condition and results of operations.

ACCOUNTING CHANGE

Effective April 1, 2008, we changed our method of accounting for the cost of certain of our long duration reinsurance contracts accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("SFAS 113"). In conjunction with this change, we also changed our method of accounting for the impact of reinsurance costs on deferred acquisition costs. SFAS 113 requires us to amortize the estimated cost of reinsurance over the life of the underlying reinsured contracts. Under our previous method, we recognized reinsurance recoveries as part of the net cost of reinsurance and amortized this balance over the estimated lives of the underlying reinsured contracts in proportion to estimated gross profits ("EGPs") consistent with the method used for amortizing deferred policy acquisition costs. Under the new method, reinsurance recoveries are recognized in the same period as the related reinsured claim. In conjunction with this change, we also changed our policy for determining EGPs relating to these contracts to include the effects of reinsurance, where previously these effects had not been included.

ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2009, the Financial Accounting Standards Board ("FASB") issued FSP No. EITF 99-20-1, which amends the impairment guidance in EITF Issue No. 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED BENEFICIAL INTERESTS AND BENEFICIAL INTERESTS THAT CONTINUE TO BE HELD BY A TRANSFEROR IN SECURITIZED FINANCIAL ASSETS ("EITF 99-20-1"). The FSP revises EITF 99-20's impairment guidance to make it consistent with the requirements of SFAS No. 115 for determining whether an other-than-temporary impairment has occurred. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

In December 2008, the FASB issued FASB Staff Position No. FAS 140-4 and FIN 46(R)-8, DISCLOSURES BY PUBLIC ENTITIES (ENTERPRISES) ABOUT TRANSFERS OF FINANCIAL ASSETS AND INTERESTS IN VARIABLE INTEREST ENTITIES, which requires public entities to provide additional disclosures about transfers of financial assets. It also requires sponsors that have a variable interest in a variable interest entity to provide additional disclosures about their involvement with variable interest entities. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

On October 10, 2008, the FASB issued FSP No. FAS 157-3 ("FSP FAS 157-3"), which clarifies the application of SFAS No. 157, FAIR VALUE MEASUREMENT ("SFAS 157") in an inactive market. The FSP addresses application issues such as how management's internal assumptions should be considered when measuring fair value when relevant observable data do not exist; how observable market information in a market that is not active should be considered when measuring fair value and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. FSP FAS 157-3 was effective upon issuance. Our adoption of FSP FAS 157-3 had no material effect on our financial condition or results of operations.

In September 2008, the FASB issued FSP No. FAS 133-1 and FIN 45-4, DISCLOSURES ABOUT CREDIT DERIVATIVES AND CERTAIN GUARANTEES: AN AMENDMENT OF FASB STATEMENT NO. 133 AND FASB INTERPRETATION NO. 45; AND CLARIFICATION OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 161. The FSP introduces new disclosure requirements for credit derivatives and certain guarantees. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

On February 15, 2007, the FASB issued SFAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("SFAS 159"), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective January 1, 2008 with no material impact on our financial position and results of operations.

We adopted the provisions of the FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES ("FIN 48"), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $1,000 thousand, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had $1,840 thousand of total gross unrecognized tax benefits as of January 1, 2007. See
Note 10 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission ("SEC") staff issued Staff Accounting Bulletin No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108"). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, ACCOUNTING FOR SERVICING OF FINANCIAL ASSETS, AN AMENDMENT OF FASB STATEMENT NO. 140 ("SFAS 156"). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In May 2008, the FASB issued SFAS No. 162, THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("SFAS 162"). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of GAAP-basis financial statements. The Standard is effective 60 days following SEC approval of the Public Company Accounting Oversight Board amendments to remove the hierarchy of generally accepted accounting principles from the auditing standards. SFAS 162 is not expected to have an impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS No. 141(R), ACCOUNTING FOR BUSINESS COMBINATIONS ("SFAS 141(R)"). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS ("SFAS 160"). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

DEBT AND EQUITY SECURITIES

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

POLICY LOANS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

OTHER INVESTMENTS

Other investments primarily include derivative instruments. We use derivative instruments to economically hedge our exposure on living benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to living benefits as hedges for accounting purposes. Changes in the fair value of derivative instruments are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, and expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, and expenses and reinsurance costs and recoveries.

In addition to our quarterly reviews, we complete a comprehensive assumption study during the fourth quarter of each year. Upon completion of an assumption study, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of projected account values and the related EGPs in the deferred policy acquisition cost and unearned revenue amortization models as well as AICPA Statement of Position No. 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS FOR SEPARATE ACCOUNTS ("SOP 03-1"), reserving models. The deferred policy acquisition cost asset, as well as the unearned revenue reserves and SOP 03-1 reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking."

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be unlocked, or adjusted, to reflect such change. Continued unfavorable experience on key assumptions, which could include decreasing separate account fund return performance, increasing lapses or increasing mortality could result in an unlocking which would result in an increase to deferred policy acquisition cost amortization and a decrease in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract owners for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no-lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. For fixed maturities, we accrue the new cost basis to par or the estimated future cash flows over the expected remaining life of the security. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o    the extent and the duration of the decline;

     o the reasons for the decline in value (credit event, interest related or market fluctuations);

     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

     o    the financial condition of and near term prospects of the issuer.

A debt security impairment is deemed other-than-temporary if:

     o we do not have the ability and intent to hold an investment until a forecasted recovery of fair value up to (or beyond) the cost of the investment which, in certain cases, may mean until maturity; or

     o it is probable that we will be unable to collect all amounts due according to the contractual terms of the debt security.

Impairments due to deterioration in credit that result in a conclusion that non-collection is probable are considered other-than-temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes that do not result in a conclusion that non-collection of contractual principal and interest is probable) may also result in a conclusion that an other-than-temporary impairment has occurred.

Further, in situations where we have asserted our ability and intent to hold a security to a forecasted recovery, but now no longer have the ability and intent to hold until recovery, an impairment should be considered other-than-temporary, even if collection of cash flows is probable. The determination of the impairment is made when the assertion to hold to recovery changes, not when the decision to sell is made.

INCOME TAXES

We account for income taxes in accordance with SFAS No. 109, ACCOUNTING FOR INCOME TAXES ("SFAS 109"). Accordingly, income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryovers. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances in accordance with SFAS 109's intraperiod allocation rules. We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense.

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service ("IRS") to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.


3.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers. Due to the recent downgrade of Scottish Re, we will continue to closely monitor the situation and will reassess the recoverability of the reinsurance recoverable during the interim reporting periods of 2009.

Our reinsurance program varies based on the type of risk. Listed below are some examples and our most significant recent reinsurance agreements:

     o On all direct life insurance policies, the maximum of individual life insurance retained by us on any one life is $10 million on single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

     o We cede 70% to 90% of the mortality risk on most new issues of term insurance.

     o Effective January 1, 2008, we entered into an agreement to cede 50% to 75% of the risk in between $6.0 million to $10.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007, inclusive.

     o Effective September 30, 2008, we entered into an agreement to cede 90% of all the benefit risks on Phoenix Accumulator Universal Life III and IV policies issued on January 1, 2008 or later.

     o Effective November 30, 2008, we ceded all the benefit risks, net of existing reinsurance, on all the term life business inforce as of December 31, 2008, excluding the term plans introduced in 2008.

DIRECT BUSINESS AND REINSURANCE:                                                        YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -----------------------------------------------

                                                                                 2008           2007             2006
                                                                            --------------  --------------   --------------
Direct premiums..........................................................   $      91,872   $      87,132    $      71,350
Premiums ceded to reinsurers.............................................         (76,774)        (68,530)         (57,775)
                                                                            --------------  --------------   --------------
PREMIUMS.................................................................   $      15,098   $      18,602    $      13,575
                                                                            ==============  ==============   ==============

Direct policy benefits incurred..........................................   $     151,636   $      85,898    $      54,055
Policy benefits assumed from reinsureds..................................             140             505              965
Policy benefits ceded to reinsurers......................................        (113,207)        (44,707)         (26,398)
                                                                            --------------  --------------   --------------
POLICY BENEFITS..........................................................   $      38,569   $      41,696    $      28,622
                                                                            ==============  ==============   ==============

Direct life insurance in-force...........................................   $  84,226,234   $  70,502,325    $  55,175,351
Life insurance in-force assumed from reinsureds..........................          94,595         121,673          104,826
Life insurance in-force ceded to reinsurers..............................     (64,400,218)    (48,687,754)     (40,820,818)
                                                                            --------------  --------------   --------------
LIFE INSURANCE IN-FORCE..................................................   $  19,920,611   $  21,936,244    $  14,459,359
                                                                            ==============  ==============   ==============
Percentage of amount assumed to net insurance in-force...................        0.47%            0.55%           0.72%
                                                                            ==============  ==============   ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $179,846 thousand, $126,699 thousand and $126,329 thousand, net of reinsurance, for the years ended December 31, 2008, 2007 and 2006, respectively.

Irrevocable letters of credit aggregating $27,712 thousand at December 31, 2008 have been arranged with commercial banks in our favor to collateralize the ceded reserves.


4.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            ----------------------------------------------
                                                                                 2008              2007             2006
                                                                            -------------     ------------    --------------
Policy acquisition costs deferred........................................   $     284,659    $     400,607    $      270,577
Costs amortized to expenses:
  Recurring costs........................................................        (281,333)        (122,189)          (94,429)
  Realized investment gains (losses).....................................          19,201            2,148             1,087
Deferred policy acquisition cost offset - ceded reserve
  and expense allowance                                                         (160,556)               --                --
Offsets to net unrealized investment gains or losses
  included in other comprehensive income (loss) (Note 12)................         193,545           27,426            (4,930)
                                                                            --------------   --------------   ---------------
Change in deferred policy acquisition costs..............................          55,516          307,992           172,305
Deferred policy acquisition costs, beginning of year.....................       1,009,612          701,620           529,315
                                                                            --------------   --------------   ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...........................   $   1,065,128    $   1,009,612    $      701,620
                                                                            ==============   ==============   ===============

Upon completion of a study during the fourth quarter of 2008, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include mortality, lapse experience, expense, net investment income, and separate account investment return. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. We updated our maintenance expenses and reallocated them among various lines of business. We also updated our projected separate account investment return assumption to the long term investment return as of January 1, 2009. The impact was to fully absorb the actual investment performance through December 31, 2008 into the amortization of deferred policy acquisition cost amortization and the projection of benefits under SOP 03-1 for the guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") riders. The greatest impact of the unlocking was on the annuity block, where the effects of these adjustments resulted in an overall increase in deferred policy acquisition cost amortization for the annuity block of $100,318 thousand and an increase in the GMIB and GMDB reserves of $10,899 thousand and $3,760 thousand, respectively. The UL/VUL lines had an increase of $924 thousand to pre-tax net income due to unlocking.

During 2007, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the year. The effects of these adjustments resulted in an overall $1,649 thousand pre-tax benefit to net income.

During 2006, we benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins and expenses. The effects of the unlocking resulted in an overall $6.7 million pre-tax charge to net income, as well as increased unearned revenue liabilities by $1.3 million, increased benefit reserves by $4.5 million, increased reinsurance liability by $1.2 million and decreased amortization by $0.4 million.


5.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.00% to 5.25% as of December 31, 2008, less administrative and mortality charges.

6.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

FAIR VALUE AND COST OF DEBT SECURITIES:                                           AS OF DECEMBER 31,
($ IN THOUSANDS)                                           ---------------------------------------------------------------
                                                                        2008                              2007
                                                           ------------------------------    -----------------------------
                                                             FAIR VALUE          COST          FAIR VALUE         COST
                                                           -------------    -------------    -------------   -------------
U.S. government and agency...............................  $      42,708    $      43,689    $      65,774   $      64,884
State and political subdivision..........................          5,715            6,536           11,029          11,134
Foreign government.......................................         31,087           30,130           30,423          27,716
Corporate................................................        775,982          923,313          975,058         998,982
Mortgage-backed..........................................        286,837          354,953          358,479         372,733
Other asset-backed.......................................        145,080          233,607          268,823         288,927
                                                           -------------    -------------    -------------   -------------
AVAILABLE-FOR-SALE DEBT SECURITIES.......................  $   1,287,409    $   1,592,228    $   1,709,586   $   1,764,376
                                                           =============    =============    =============   =============

UNREALIZED GAINS (LOSSES) FROM                                                    AS OF DECEMBER 31,
DEBT SECURITIES:                                           ---------------------------------------------------------------
($ IN THOUSANDS)                                                        2008                              2007
                                                           ------------------------------    -----------------------------
                                                               GAINS            LOSSES           GAINS           LOSSES
                                                           -------------    -------------    -------------   -------------
U.S. government and agency...............................  $       1,189    $      (2,170)   $       1,193   $       (303)
State and political subdivision..........................             --             (821)              11           (116)
Foreign government.......................................          1,206             (249)           2,732            (25)
Corporate................................................          2,632         (149,963)           8,774        (32,698)
Mortgage-backed..........................................          1,691          (69,807)           2,654        (16,908)
Other asset-backed.......................................            259          (88,786)             875        (20,979)
                                                           -------------    --------------   -------------   -------------
DEBT SECURITIES GAINS AND LOSSES.........................  $       6,977    $    (311,796)   $      16,239   $    (71,029)
                                                           =============    ==============   =============   =============
DEBT SECURITIES NET LOSSES...............................                   $    (304,819)                   $    (54,790)
                                                                            ==============                   =============

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2008
DEBT SECURITIES:                            --------------------------------------------------------------------------------
($ IN THOUSANDS)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------  -------------------------  -------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................  $      2,753  $       (84)  $     1,856  $    (2,086)  $     4,609  $    (2,170)
State and political subdivision...........         2,395         (137)        3,319         (684)        5,714         (821)
Foreign government........................        15,891         (248)          499           (1)       16,390         (249)
Corporate.................................       322,514      (37,561)      259,454     (112,402)      581,968     (149,963)
Mortgage-backed...........................        57,731      (14,981)      138,408      (54,826)      196,139      (69,807)
Other asset-backed........................        40,215      (16,623)       97,761      (72,163)      137,976      (88,786)
                                            ------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $    441,499  $   (69,634)  $   501,297  $  (242,162)  $   942,796  $  (311,796)
                                            ============  ============  ===========  ============  ===========  ============

BELOW INVESTMENT GRADE....................  $     48,201  $   (16,379)  $    55,610  $   (28,721)  $   103,811  $   (45,100)
                                            ============  ============  ===========  ============  ===========  ============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED POLICY ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $    (2,258)               $    (4,665)               $    (6,923)
                                                          ============               ============               ============
NUMBER OF SECURITIES......................                        332                        402                        734
                                                          ============               ============               ============

Unrealized losses of below investment grade debt securities with a fair value of less than 80% of the securities amortized cost totaled $39,705 thousand at December 31, 2008 ($5,942 thousand after offsets for taxes and deferred policy acquisition cost amortization), of which $943 thousand is greater than 20% and over 12 months.

These securities are considered to be temporarily impaired at December 31, 2008 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2007
DEBT SECURITIES:                            --------------------------------------------------------------------------------
($ IN THOUSANDS)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------  -------------------------  -------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................  $         --  $         --  $    15,629  $      (303)  $    15,629  $      (303)
State and political subdivision...........            --            --       10,516         (116)       10,516         (116)
Foreign government........................            --            --        2,464          (25)        2,464          (25)
Corporate.................................       134,427       (9,598)      478,287      (23,100)      612,714      (32,698)
Mortgage-backed...........................       105,599       (9,822)      162,554       (7,086)      268,153      (16,908)
Other asset-backed........................       137,632      (15,661)       81,534       (5,318)      219,166      (20,979)
                                            ------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $    377,658  $   (35,081)  $   750,984  $   (35,948)  $ 1,128,642  $   (71,029)
                                            ============  ============  ===========  ============  ===========  ============

BELOW INVESTMENT GRADE....................  $     39,024  $    (1,797)  $    67,088  $    (7,484)  $   106,112  $    (9,281)
                                            ============  ============  ===========  ============  ===========  ============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED POLICY ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (292)               $    (1,306)               $    (1,598)
                                                          ============               ============               ============
NUMBER OF SECURITIES......................                        243                        411                        654
                                                          ============               ============               ============

Unrealized losses of below investment grade debt securities with a fair value of less than 80% of the security's amortized costs totaled $3,933 thousand at December 31, 2007, of which none have been in a significant loss position for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                         YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            ------------------------------------------------
                                                                                 2008             2007            2006
                                                                            --------------   --------------   --------------
Debt securities..........................................................   $    (250,029)   $     (41,468)   $       2,956
Other investments........................................................            (345)              50               10
                                                                            --------------   --------------   --------------
NET UNREALIZED INVESTMENT GAINS (LOSSES).................................   $    (250,374)   $     (41,418)   $       2,966
                                                                            ==============   ==============   ==============

Net unrealized investment gains (losses).................................   $    (250,374)   $     (41,418)   $       2,966
                                                                            --------------   --------------   --------------
Applicable deferred policy acquisition costs (Note 4)....................        (193,545)         (27,425)           4,930
Applicable deferred income tax benefit...................................         (16,690)          (4,898)            (687)
                                                                            --------------   --------------   --------------
Offsets to net unrealized investment losses..............................        (210,235)         (32,323)           4,243
                                                                            --------------   --------------   --------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME.............................................   $     (40,139)   $      (9,095)   $      (1,277)
                                                                            ==============   ==============   ==============

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2008 and 2007, we had on deposit securities with a fair value of $7,774 thousand and $7,370 thousand, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -----------------------------------------------
                                                                                 2008             2007            2006
                                                                            --------------   ---------------  --------------
Debt securities..........................................................   $      89,141    $      105,342   $     127,977
Other investments........................................................               2               162             148
Other income.............................................................             113               421              --
Policy loans.............................................................           1,677             1,472             581
Cash and cash equivalents................................................           2,018             4,395           3,089
                                                                            --------------   ---------------  --------------
Total investment income..................................................          92,951           111,792         131,795
Investment expenses......................................................          (1,988)           (2,185)         (2,470)
                                                                            --------------   ---------------  --------------
NET INVESTMENT INCOME....................................................   $      90,963    $      109,607   $     129,325
                                                                            ==============   ===============  ==============

NET REALIZED INVESTMENT GAINS (LOSSES)
TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ IN THOUSANDS                                                             -----------------------------------------------
                                                                                 2008             2007            2006
                                                                            --------------   ---------------  --------------
DEBT SECURITY IMPAIRMENTS................................................   $     (52,057)   $       (3,287)  $        (411)
                                                                            --------------   ---------------  --------------
Debt security transaction gains..........................................           1,550             1,465           2,955
Debt security transaction losses.........................................          (2,952)           (2,827)         (7,253)
Other investment transaction gains (losses)..............................             (85)              (51)            526
                                                                            --------------   ---------------  --------------
NET TRANSACTION LOSSES...................................................          (1,487)           (1,413)         (3,772)
                                                                            --------------   ---------------  --------------
REALIZED GAINS (LOSSES) ON DERIVATIVE ASSETS AND LIABILITIES.............        (118,511)           (2,343)          1,723
                                                                            --------------   ---------------  --------------
NET REALIZED INVESTMENT LOSSES...........................................   $    (172,055)   $       (7,043)  $      (2,460)
                                                                            ==============   ===============  ==============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            ------------------------------------------------
                                                                                 2008             2007             2006
                                                                            --------------   ---------------  --------------
Debt security purchases..................................................   $  (1,339,880)   $     (883,282)  $    (999,542)
Other investment purchases...............................................        (103,028)             (350)         (1,060)
Policy loan advances, net................................................         (12,098)           (7,277)         (7,371)
                                                                            --------------   ---------------  --------------
INVESTMENT PURCHASES.....................................................   $  (1,455,006)   $     (890,909)  $  (1,007,973)
                                                                            ==============   ===============  ==============

Debt securities sales....................................................   $   1,196,688    $      816,170   $   1,178,127
Debt securities maturities and repayments................................         268,509           390,297         549,483
Other investment sales...................................................          36,142             1,521             750
                                                                            --------------   ---------------  --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................   $   1,501,339    $    1,207,988   $   1,728,360
                                                                            ==============   ===============  ==============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

MATURITIES OF DEBT SECURITIES:                                                                  AS OF DECEMBER 31, 2008
($ IN THOUSANDS)                                                                             ------------------------------
                                                                                                  COST         FAIR VALUE
                                                                                             --------------   -------------
Due in one year or less...................................................................   $      209,796   $     207,422
Due after one year through five years.....................................................          361,007         318,870
Due after five years through ten years....................................................          363,159         281,186
Due after ten years.......................................................................          658,266         479,931
                                                                                             --------------   -------------
TOTAL.....................................................................................   $    1,592,228   $   1,287,409
                                                                                             ==============   =============

7.   SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2008 and 2007 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

o Liabilities associated with the guaranteed minimum death benefit ("GMDB") are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.
o Liabilities associated with the guaranteed minimum income benefit ("GMIB") are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB and GMIB, 200 stochastically generated scenarios were used.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ IN THOUSANDS)                                                                               ----------------------------
                                                                                                   2008           2007
                                                                                               ------------   -------------
Debt securities.............................................................................   $    460,610   $    494,660
Equity funds................................................................................      1,459,448      2,213,164
Other.......................................................................................        108,383         80,657
                                                                                               -------------  -------------
TOTAL.......................................................................................   $  2,028,441   $  2,788,481
                                                                                               =============  =============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
($ IN THOUSANDS)                                                                                    DECEMBER 31, 2008
                                                                                               ---------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               ------------   ------------
Liability balance as of January 1, 2008.....................................................   $      3,109   $      5,706
Incurred....................................................................................         10,281         15,659
Paid........................................................................................         (3,809)            --
                                                                                               -------------  ------------
LIABILITY BALANCE AS OF DECEMBER 31, 2008...................................................   $      9,581   $     21,365
                                                                                               =============  ============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
($ IN THOUSANDS)                                                                                    DECEMBER 31, 2007
                                                                                               ----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               ------------   -------------
Liability balance as of January 1, 2007.....................................................   $     26,979   $      3,568
Incurred....................................................................................        (21,813)         2,137
Paid........................................................................................         (2,057)            --
                                                                                               -------------  -------------
LIABILITY BALANCE AS OF DECEMBER 31, 2007...................................................   $      3,109   $      5,705
                                                                                               =============  =============

--------------
(1) The reinsurance recoverable asset related to the GMDB was $0 thousand and $1,335 thousand as of December 31, 2008 and 2007, respectively.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in policy benefits on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit ("GMWB"), a guaranteed minimum accumulation benefit ("GMAB") and a guaranteed pay-out annuity floor ("GPAF").

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, these contracts have a feature that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The Combination rider includes the GMAB and GMWB riders as well as the GMDB rider at the policyholder's option.

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

In order to minimize the volatility associated with the GMWB and GMAB liabilities, we previously entered into a contract with Phoenix Life whereby we cede 100% of any claims for these guarantees. However, as of December 31, 2008, we recaptured the GMAB for policies issued up to December 31, 2008 and the GMWB for policies issued up to December 31, 2007. The contract remains in place for future issues. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2008 and 2007, the embedded derivative liabilities for GMWB, GMAB, and GPAF are listed in the table below. There were no benefit payments made for GMWB or GMAB during 2008 or 2007. For GPAF, there were $322 thousand benefit payments made for 2008 and an immaterial amount paid for 2007. See Note 11 to these financial statements for more information.

In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. As of recapture, we have begun to hedge the GMAB and GMWB exposure using equity options, equity futures, swaps and swaptions. These investments are included in other investments on our balance sheet.

EMBEDDED DERIVATIVE LIABILITIES:                              DECEMBER 31,
($ IN THOUSANDS)                                      ---------------------------
                                                          2008           2007
                                                      ------------   ------------
GMWB................................................. $     63,663   $    (1,512)
GMAB.................................................       52,768         1,814
GPAF.................................................        1,597         1,373
                                                      ------------   ------------
TOTAL EMBEDDED DERIVATIVES........................... $    118,028   $     1,675
                                                      ============   ============

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ IN THOUSANDS)                                                            ACCOUNT       AT RISK AFTER      ATTAINED AGE
                                                                             VALUE         REINSURANCE       OF ANNUITANT
                                                                        --------------  ----------------    --------------
GMDB return of premium................................................  $    1,022,891   $       175,465           60
GMDB step up..........................................................       1,334,746           476,867           60
GMDB earnings enhancement benefit ("EEB").............................          49,978             7,291           60
GMDB greater of annual step up and roll up............................          28,080            15,165           63
                                                                        --------------   ---------------
TOTAL GMDB AT DECEMBER 31, 2008.......................................  $    2,435,695   $       674,788
                                                                        ==============   ===============

Combination...........................................................  $        5,105                             59
GMAB..................................................................         326,719                             55
GMIB..................................................................         449,877                             60
GMWB..................................................................         391,077                             60
GPAF..................................................................          15,071                             75
                                                                        --------------
TOTAL AT DECEMBER 31, 2008............................................  $    1,187,849
                                                                        ==============

With the return of premium, the death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

With the step up, the death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

With EEB, the death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

With greater of annual step up and annual roll up, the death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2008 and 2007, we held additional universal life benefit reserves of $56,051 thousand and $25,930 thousand, respectively.

8.   DERIVATIVE INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We had no after-tax gains for the years ended December 31, 2008 and 2007 and recognized an after-tax gain of $1,241 thousand for the year ended December 31, 2006 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which had been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2008 and 2007, we had no reclassified after-tax gains and for the year 2006 we reclassified an after-tax gain of $1,241 thousand into earnings related to these derivatives.

We use derivatives to manage certain risks in our general account portfolio as well as our insurance liabilities. Our derivatives generally do not qualify for hedge accounting treatment and are stated at fair value (market value) with changes in valuation reported in net realized capital gains/losses.

DERIVATIVE INSTRUMENTS HELD IN GENERAL ACCOUNT:                                                     AS OF DECEMBER 31,
($ IN THOUSANDS)                                                                               ---------------------------
                                                                                                           2008
                                                                                               ---------------------------
                                                                    NOTIONAL
                                                                     AMOUNT        MATURITY        ASSET        LIABILITY
                                                                  ------------   ------------  ------------    -----------
INTEREST RATE SWAPS                                               $    100,000       2018       $    15,839    $        --
SWAPTIONS                                                              190,000       2009            10,928             --
PUT OPTIONS                                                            175,000       2018            56,265             --
FUTURES CONTRACTS                                                      129,019       2009            18,551             --
                                                                  ------------                 ------------    -----------
TOTAL GENERAL ACCOUNT DERIVATIVE INSTRUMENT POSITIONS             $    594,019                 $    101,583    $        --
                                                                  ============                 ============    ===========

We held no derivative assets at December 31, 2007. See Note 7 to these financial statements for more information on our embedded derivatives related to our variable annuity guarantees.

INTEREST RATE SWAPS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments. We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities.

INTEREST RATE OPTIONS

We use interest rate options, such as swaptions, to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate swaption gives us the right but not the obligation to enter into an underlying swap. Swaptions are options on interest rate swaps. All of our swaption contracts are receiver swaptions, which give us the right to enter into a swap where we will receive the agreed-upon fixed rate and pay the floating rate. If the market conditions are favorable and the swap is needed to continue hedging our inforce liability business, we will exercise the swaption and enter into a fixed rate swap. If a swaption contract is not exercised by its option maturity date, it expires with no value.

EXCHANGE TRADED FUTURE CONTRACTS

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

EQUITY INDEX OPTIONS

The Company uses the following derivative contracts to hedge against market risks from changes in volatility, interest rates and equity indices associated with our Life and Annuity products:

     o Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

     o Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

     o Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords the Company the right to sell a specified equity index at the established price determined at the time the instrument was purchased. The Company may use short-dated options, which are traded on exchanges or use long-dated over-the-counter options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords the Company the right to buy a specified equity index at the established price determined at the time the instrument was purchased. The Company used exact-dated options, which are traded over-the-counter with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.


9.   FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 157 ("SFAS 157") defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

SFAS 157 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels, from highest to lowest, are defined as follows:

     o Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds, mortgage products, exchange-traded equities and exchange-traded corporate debt.

     o Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include certain high-yield debt securities.

     o Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement. Securities classified within Level 3 include broker quoted investments, certain residual interests in securitizations and other less liquid securities. Most valuations that are based on brokers' prices are classified as Level 3 due to a lack of transparency in the process they use to develop prices.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                        AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                  ---------------------------------------------------------------
($ IN THOUSANDS)                                                        2008                              2007
                                                           ------------------------------    -----------------------------
                                                              CARRYING           FAIR           CARRYING          FAIR
                                                               VALUE            VALUE            VALUE           VALUE
                                                           -------------    -------------    -------------   -------------
Cash and cash equivalents................................  $     152,185    $     152,185    $     108,200   $     108,200
Debt securities..........................................      1,287,409        1,287,409        1,709,586       1,709,586
Policy loans.............................................         34,917           34,917           22,819          22,819
                                                           -------------    -------------    -------------   -------------
FINANCIAL ASSETS.........................................  $   1,474,511    $   1,474,511    $   1,840,605   $   1,840,605
                                                           =============    =============    =============   =============

Investment contracts.....................................  $     969,270    $     986,908    $   1,134,635   $   1,139,325
                                                           -------------    -------------    -------------   -------------
FINANCIAL LIABILITIES....................................  $     969,270    $     986,908    $   1,134,635   $   1,139,325
                                                           =============    =============    =============   =============

The following table presents the financial instruments carried at fair value as of December 31, 2008, by SFAS 157 valuation hierarchy (as described above).

ASSETS AND LIABILITIES AT FAIR VALUE:                                             AS OF DECEMBER 31, 2008
($ IN THOUSANDS)                                           --------------------------------------------------------------
                                                              LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
                                                           -------------    -------------    -------------   ------------
ASSETS
Available-for-sale debt securities.......................  $       8,459    $   1,127,679    $     151,271   $  1,287,409
Derivative assets........................................             --          101,583               --        101,583
Separate account assets..................................      2,360,656           87,884              601      2,449,141
Fair value option investments............................             --            4,091               --          4,091
                                                           -------------    -------------    -------------   ------------
TOTAL ASSETS.............................................  $   2,369,115    $   1,321,237    $     151,872   $  3,842,224
                                                           =============    =============    =============   ============
LIABILITIES
Embedded derivative liabilities..........................  $          --    $          --    $     118,028   $    118,028
                                                           -------------    -------------    -------------   ------------
TOTAL LIABILITIES........................................  $          --    $          --    $     118,028   $    118,028
                                                           =============    =============    =============   ============

Fair value option investments include a structured loan asset valued at $4,091 thousand as of December 31, 2008. We elected to apply the fair value option to this note at the time of its acquisition. We purchased the note to obtain principal protection without sacrificing earnings potential. Election of the fair value option allows current earnings recognition and is more consistent with management's view of the security's underlying economics.

We have an established process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time. The majority of the valuations of Level 3 assets were internally calculated or obtained from independent third-party broker quotes.

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

SEPARATE ACCOUNTS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security and short-term investments of the Company. Mutual funds are included in Level 1. Most debt securities and short-term investments are included in Level 2.

VALUATION OF EMBEDDED DERIVATIVES

Embedded derivatives are guarantees that we make on certain variable annuity contracts, including GMAB and GMWB. These embedded derivatives are fair valued using a risk neutral stochastic valuation methodology. The inputs to our fair value methodology include information derived from the asset derivatives market, including the volatility surface and the swap curve. Several additional inputs are not obtained from independent sources, but instead reflect our own assumptions about what market participants would use in pricing the contracts. These inputs are therefore considered "unobservable" and fall into Level 3 of the fair value hierarchy. These inputs include mortality rates, lapse rates and policyholder behavior assumptions. Because there are significant Level 3 inputs included in our fair value methodology for these embedded derivative liabilities, we consider the above-described methodology as a whole to be Level 3.

SFAS 157 requires a credit standing adjustment. The credit standing adjustment reflects the adjustment that market participants would make to reflect the risk that guaranteed benefit obligations may not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the credit standing adjustment by applying an average credit spread for companies similar to Phoenix when discounting the rider cash flows for calculation of the liability. This average credit spread is recalculated every quarter and so the fair value will change with the passage of time even in the absence of any other changes that affect the valuation.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES

The following table sets forth a summary of changes in the fair value of our Level 3 financial assets and liabilities. As required by SFAS 157, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. For example, a hypothetical derivative contract with Level 1, Level 2 and significant Level 3 inputs would be classified as a Level 3 financial instrument in its entirety. Subsequently, even if only Level 1 and Level 2 inputs are adjusted, the resulting gain or loss is classified as Level 3. Further, Level 3 instruments are frequently hedged with instruments that are classified as Level 1 or Level 2 and, accordingly, gains or losses reported as Level 3 in the table below may be offset by gains or losses attributable to instruments classified in Level 1 or 2 of the fair value hierarchy.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES:                                                        YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                                           2008
                                                                                               -----------------------------
                                                                                                  ASSETS       LIABILITIES
                                                                                               ------------   --------------
Balance, beginning of year..................................................................   $    267,185   $      (1,675)
Purchases/(sales), net......................................................................        (17,555)             --
Net transfers in and out of Level 3.........................................................        (13,973)             --
Realized gains (losses).....................................................................        (19,911)       (116,353)
Unrealized gains (losses) included in other comprehensive income (loss).....................        (63,942)             --
Amortization/accretion......................................................................             68              --
                                                                                               -------------  --------------
BALANCE, END OF YEAR........................................................................   $    151,872   $    (118,028)
                                                                                               ============   ==============
PORTION OF GAIN (LOSS) INCLUDED IN NET INCOME RELATING TO THOSE ASSETS/LIABILITIES STILL HELD  $    (34,655)  $    (116,353)
                                                                                               ============   ==============


10.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -------------------------------------------------
                                                                                 2008             2007              2006
                                                                            -------------    --------------    --------------
Income tax expense (benefit) attributable to:
  Current................................................................   $      (1,831)   $     (44,715)    $     (21,403)
  Deferred...............................................................         (85,666)          45,837            22,473
                                                                            --------------   --------------    --------------
INCOME TAXES APPLICABLE TO NET INCOME (LOSS).............................         (87,497)           1,122             1,070
Other comprehensive loss.................................................         (16,690)          (4,898)           (1,121)
                                                                            --------------   --------------    --------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE LOSS............................   $    (104,187)   $      (3,776)    $         (51)
                                                                            ==============   ==============    ==============
INCOME TAXES RECOVERED...................................................   $     (13,262)   $     (30,557)    $     (24,094)
                                                                            ==============   ==============    ==============

EFFECTIVE INCOME TAX RATE:                                                              YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -------------------------------------------------
                                                                                 2008             2007             2006
                                                                            -------------    --------------    --------------
Income before income taxes...............................................   $    (282,691)   $       12,427    $       7,538
                                                                            -------------    --------------    --------------
Income taxes at statutory rate of 35.0%..................................         (98,942)            4,350            2,638
Dividend received deduction..............................................          (2,584)           (1,803)          (1,572)
FIN 48 increase (decrease)...............................................           1,242              (975)              --
Tax interest.............................................................              (2)                1                1
Valuation allowance increase.............................................          12,800                --               --
Other, net...............................................................             (11)             (451)               3
                                                                            --------------   --------------    --------------
APPLICABLE INCOME TAXES (BENEFIT)........................................   $     (87,497)   $        1,122    $       1,070
                                                                            ==============   ==============    ==============
Effective income tax rates...............................................        31.0%            9.0%             14.2%
                                                                            ==============   ==============    ==============
DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                AS OF DECEMBER 31,
($ IN THOUSANDS)                                                                             --------------------------------
                                                                                                  2008            2007
                                                                                             --------------    --------------
DEFERRED INCOME TAX ASSETS:
Future policyholder benefits..............................................................   $      156,424    $     145,582
Unearned premiums / deferred revenues.....................................................           28,603           15,164
Investments...............................................................................           37,595            5,948
Net operating loss carryover benefits.....................................................            1,491               --
Valuation allowance.......................................................................          (16,000)              --
                                                                                             --------------    --------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          208,113          166,694
                                                                                             ---------------   --------------

DEFERRED INCOME TAX LIABILITIES:
Deferred policy acquisition costs.........................................................          237,947          296,687
Other.....................................................................................            3,457            5,655
                                                                                             --------------    --------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................          241,404          302,342
                                                                                             --------------    --------------
DEFERRED INCOME TAX LIABILITY.............................................................   $       33,291   $      135,648
                                                                                             ==============   ===============

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service ("IRS") to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

Significant management judgment is required in determining the provision for income taxes and, in particular, any valuation allowance recorded against our deferred tax assets. We carried a valuation allowance of $16,000 thousand on $224,113 thousand of deferred tax assets at December 31, 2008, due to uncertainties related to our ability to utilize some of the deferred tax assets that are expected to reverse as capital losses. The amount of the valuation allowance has been determined based on our estimates of taxable income over the periods in which the deferred tax assets will be recoverable.

We concluded that a valuation allowance on the remaining $208,113 thousand of deferred tax assets at December 31, 2008, was not required. Our methodology for determining the realizability of deferred tax assets involves estimates of future taxable income from our operations and consideration of available tax planning strategies and actions that could be implemented, if necessary. These estimates are projected through the life of the related deferred tax assets based on assumptions that we believe to be reasonable and consistent with current operating results. Changes in future operating results not currently forecasted may have a significant impact on the realization of deferred tax assets. In concluding that a valuation allowance was not required on the remaining deferred tax assets, we considered the more likely than not criteria pursuant to SFAS 109.

As of December 31, 2008, we had $1,491 thousand related to federal net operating losses which are scheduled to expire in 2028.

As of December 31, 2008, we had current taxes payable of $1,247 thousand.

We adopted the provisions of FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES ("FIN 48") on January 1, 2007. As a result of the implementation of FIN 48, we recognized a decrease in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $1,000 thousand, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $1,840 thousand of total gross unrecognized tax benefits as of January 1, 2007.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF UNRECOGNIZED TAX BENEFITS:                    2008            2007
($ IN THOUSANDS)                                                                               ------------    ------------
Balance, beginning of year..................................................................   $        525    $      1,840
Additions (reductions) for tax positions of prior years.....................................          1,242           (975)
Settlements with taxing authorities.........................................................         (1,715)           (340)
                                                                                               -------------   -------------
BALANCE, END OF YEAR........................................................................   $         52    $        525
                                                                                               =============   =============

The amount of unrecognized tax benefits at December 31, 2008 that would, if recognized, impact the annual effective tax rate upon recognition was $52 thousand.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the unrecognized tax benefits that would have a material impact on the financial position of the company.

Our federal income tax returns are routinely audited by the IRS. During 2008, the IRS completed its examination of the 2004 and 2005 federal income tax returns. There is one issue, in the 2004 tax year, within the life insurance company tax group, which will proceed to the appeals level. The timing for resolution of this matter remains uncertain due to the nature of the appeals process. We do not believe that the appeals outcome will result in a material change in our financial position. Examinations have not commenced for tax years 2006 through 2007. We do not believe that the examination will result in a material change in our financial position. We are not currently under audit with any state taxing authorities.

We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense. The interest and penalties recorded during the twelve month periods ending December 31, 2008 and 2007 were not material. We did not have an accrual for the payment of interest and penalties as of December 31, 2008.


11.  RELATED PARTY TRANSACTIONS

CAPITAL CONTRIBUTIONS

During the year ended December 31, 2008, we received $169,934 thousand in capital contributions from Phoenix Life, of which $83,785 thousand was in cash and $86,149 was in securities.

RELATED PARTY TRANSACTIONS

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $221,925 thousand, $270,394 thousand and $203,521 thousand for the years ended December 31, 2008, 2007 and 2006, respectively. Amounts payable to Phoenix Life were $2,662 thousand and $27,263 thousand as of December 31, 2008 and 2007, respectively.

We have a contract with Phoenix Life whereby we cede to Phoenix Life certain of the liabilities related to guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $2,150 thousand and $3,051 thousand at December 31, 2008 and 2007, respectively. This amount is included in our balance sheet in other general account assets. At December 31, 2008, the amount due from Phoenix Life under this contract was $4,808 thousand. At December 31, 2007, the amount due to Phoenix Life under this contract was $336 thousand.

Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect wholly-owned subsidiary of PNX, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $1,982 thousand, $2,172 thousand and $2,439 thousand for the years ended December 31, 2008, 2007 and 2006, respectively. Amounts payable to Goodwin were $1 thousand and $15 thousand, as of December 31, 2008 and 2007, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc ("PVA"), an indirect wholly-owned subsidiary of Phoenix Life, became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $170 thousand and $276 thousand as of December 31, 2008 and 2007, respectively.

Effective in 2009, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, is the principal underwriter of our annuity contracts. Outside broker-dealers are licensed to sell our annuity contracts as well. Prior to December 31, 2008, a subsidiary of Virtus Investment Partners, Inc., a former affiliate, served as the principal underwriter of our annuity contracts. We incurred commissions for contracts underwritten by the former affiliate of $47,810 thousand, $48,331 thousand and $38,062 thousand for the years ended December 31, 2008, 2007 and 2006, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $186,112 thousand, $159,847 thousand and $105,993 thousand for the years ended December 31, 2008, 2007 and 2006, respectively. Amounts payable to Phoenix Life were $3,501 thousand and $13,684 thousand as of December 31, 2008 and 2007, respectively.

PREMIUM PROCESSING SERVICES

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2008 and 2007, we had amounts due to Phoenix Life of $2,766 thousand and $416 thousand, respectively. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2008 and 2007, we had amounts due to Phoenix Life and Annuity of $27 thousand and $482 thousand, respectively. We do not charge any fees for this service.

In certain instances Phoenix Life and Phoenix Life and Annuity may receive premiums on behalf of PHL Variable. Amounts due from Phoenix Life were $591 thousand and $237 thousand as of December 31, 2008 and 2007, respectively. Amounts due from Phoenix Life and Annuity were $2,562 thousand and $15 thousand as of December 31, 2008 and 2007, respectively.

12.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

PNX has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. PNX also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. PNX's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

PNX sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. PNX also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

In addition to its pension plans, PNX currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of PNX's affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


13.  OTHER COMPREHENSIVE INCOME

SOURCES OF                                                              YEAR ENDED DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                  -------------------------------------------------------------------------------
($ IN THOUSANDS)                                        2008                      2007                      2006
                                             -------------------------------------------------------------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                              ----------   ----------   ----------   ----------   ----------   ----------
Unrealized losses on investments .......      $(303,833)   $ (71,010)   $  46,067)   $ (11,195)   $  (1,332)   $  (4,070)
Net realized investment losses on
  available-for-sale securities included
  in net income ........................         53,459       30,871        4,649        2,100        4,298        2,793
                                              ----------   ----------   ----------   ----------   ----------   ----------
Net unrealized investment gains (losses)       (250,374)     (40,139)     (41,418)      (9,095)       2,966       (1,277)
Net unrealized losses on derivative
  instruments ..........................             --           --           --           --       (1,241)        (807)
                                              ----------   ----------   ----------   ----------   ----------   ----------
Other comprehensive income (loss) ......       (250,374)   $ (40,139)     (41,418)   $  (9,095)       1,725    $  (2,084)
                                              ----------   ----------   ----------   ----------   ----------   ----------
Applicable deferred policy acquisition
  cost amortization........................    (193,545)                  (27,425)                    4,930
Applicable deferred income tax benefit.....     (16,690)                   (4,898)                   (1,121)
                                              ----------                ----------                ----------
Offsets to other comprehensive income......    (210,235)                  (32,323)                    3,809
                                              ----------                ----------                ----------
OTHER COMPREHENSIVE LOSS...................   $ (40,139)                $  (9,095)                $  (2,084)
                                              ==========                ==========                ==========

COMPONENTS OF ACCUMULATED                                              AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                             ------------------------------------------------
($ IN THOUSANDS)                                                 2008                      2007
                                                        -----------------------   ----------------------
                                                           GROSS         NET         GROSS        NET
                                                        ----------   ----------   ----------  ----------
Unrealized losses on investments ...................   $(306,376)   $ (51,923)   $ (56,002)   $ (11,784)
Unrealized gains on derivative instruments .........          --           --           --           --
                                                       ----------   ----------   ----------   ----------
Accumulated other comprehensive loss ...............    (306,376)   $ (51,923)     (56,002)   $ (11,784)
                                                       ----------   ==========   ----------   ==========
Applicable deferred policy acquisition costs .......    (231,418)                  (37,873)
Applicable deferred income taxes ...................     (23,035)                   (6,345)
                                                       ----------                ----------
Offsets to other comprehensive income ..............    (254,453)                  (44,218)
                                                                                 ----------
ACCUMULATED OTHER COMPREHENSIVE LOSS ...............   $ (51,923)                $ (11,784)
                                                       =========                 ==========

                                      F-30

14.  STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. The
State of Connecticut Insurance Department (the "Department") has adopted the
National Association of Insurance Commissioners' (the "NAIC's") Accounting
Practices and Procedures manual effective January 1, 2001 ("NAIC SAP") as a component of its prescribed or permitted statutory accounting practices. As of December 31, 2008, 2007 and 2006, the Department has not prescribed or permitted us to use any accounting practices that would materially deviate from NAIC SAP.
Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, INCOME TAXES, which limits deferred income tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut
Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 325% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2008 and 2007.

STATUTORY FINANCIAL DATA:                                 AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                         ----------------------------------------
                                                            2008           2007            2006
                                                         ----------     ---------      ----------
Statutory capital and surplus ........................   $ 273,028      $ 167,436      $ 220,342
Asset valuation reserve ..............................         343         14,774         14,320
                                                         ----------     ---------      ----------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE   $ 273,371      $ 182,210      $ 234,662
                                                         ==========     ==========     ==========
STATUTORY GAIN (LOSS) FROM OPERATIONS ................   $(138,012)     $ (98,589)     $ (33,094)
                                                         ==========     ==========     ==========
STATUTORY NET INCOME (LOSS) ..........................   $(187,032)     $(102,297)     $ (33,994)
                                                         ==========     ==========     ==========

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2009 without prior approval.


15.  CONTINGENT LIABILITIES

LITIGATION AND ARBITRATION

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or investment advisor.

It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

REGULATORY MATTERS

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, in the fourth quarter of 2008, the State of Connecticut Insurance Department initiated the on-site portion of a routine financial examination of PHL Variable for the five year period ending December 31, 2008.

Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


16.  SUBSEQUENT EVENTS

On March 3, 2009, State Farm informed us that it intends to suspend the sale of Phoenix products pending a re-evaluation of the relationship between the two companies. During 2008, State Farm was our largest distributor of annuity and life insurance products accounting for approximately 25% of our total life insurance premiums and approximately 72% of our annuity deposits.

On March 4, 2009, National Life Group also informed us that it intends to suspend the sale of Phoenix products. In 2008, National Life was our second largest distributor of annuity products accounting for approximately 13% of our annuity deposits.

On March 4, 2009, Fitch downgraded our financial strength rating to BBB+ from A and placed the rating on Rating Watch Negative.

On March 10, 2009, A.M. Best Company, Inc. downgraded our financial strength rating to B++ from A and maintained its negative outlook. On January 15, 2009, A.M Best Company, Inc. affirmed our financial strength rating of A and changed our outlook to negative from stable.

On March 10, 2009, Moody's Investor Services downgraded our financial strength rating to Baa2 from Baa1. The outlook is negative. On February 19, 2009, Moody's Investor Service downgraded our financial strength rating to Baa1 from A3. The ratings remain on review for possible further downgrade as was previously announced on December 9, 2008.

On March 10, 2009, Standard & Poor's downgraded our financial strength rating to BBB- from BBB and maintained it negative outlook. On March 2, 2009, Standard and Poor's downgraded our financial strength rating to BBB from BBB+. At the same time, Standard and Poor's removed the ratings from CreditWatch, where they had been placed with negative implications on February 10, 2009. The outlook is negative.

Effective March 12, 2009, National Financial Partners ("NFP") suspended sales of Phoenix products. In 2008, NFP accounted for approximately 11% of our total life insurance premiums.

The actions by these key distribution partners and rating agencies will likely have a material adverse effect on our future results. We are currently assessing the impact of these recent developments on our business prospects, operations and strategy.

On March 23, 2009, Dona D. Young announced her retirement from PNX. James D. Wehr, Senior Executive Vice President and Chief Investment Officer will replace her as President and Chief Executive Officer.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.


(a) Financial Statements

     (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2008; Statement of Operations for the year ended December 31, 2008; Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007; and Notes to Financial Statements are filed herewith.

     (2) The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include: Balance Sheets as of December 31, 2008 and 2007; Statements of Income and Comprehensive Income, Statements of Stockholder's Equity and Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006; and Notes to the Financial Statements are filed herewith.


(b) Exhibits


     (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account, is incorporated by reference to Initial Registration Statement on Form N-4 (File
         No. 333-68164), filed via EDGAR on August 22, 2001.


     (2) Not Applicable.

     (3) Distribution of Contracts


         (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated
             November 1, 2000, is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 (File No. 033-87376), filed via EDGAR on April 30, 2002.

         (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts, is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4 (File
             No. 333-48140), filed via EDGAR on April 22, 2005.

      (4) (a) Form of Variable Annuity Contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-48140), filed via EDGAR on February 14, 2001.

         (b) Form of Guaranteed Minimum Payment Rider (Form No. IR30) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4. (File No. 333-48140), filed via EDGAR on
             April 22, 2005.

         (c) Form of Variable Annuity Contract (Form No. 1605) is filed herewith.

     (5) Form of Application is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-48140), filed via EDGAR on February 14, 2001.

      (6) (a) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

         (b) Amended and Restated By-Laws of PHL Variable Insurance Company as amended and restated effective May 16, 2002, is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-4 (File No. 333-48140), filed via EDGAR on April 30, 2004.


     (7) Not Applicable.

     (8) (a) Participation Agreements.


             (1) Amended and Restated Participation Agreement dated February 1,
                 2008 among PHL Variable Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLP and Columbia Management Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File
                 No. 333-123040), filed via EDGAR on April 30, 2008.

             (2) (a) Participation Agreement as of May 1, 2000 among Franklin
                     Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company ("PHLVIC"), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

                 (b) Amendment to Participation Agreement as of May 1, 2000
                     among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHLVIC, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

                 (c) Amendment to Participation Agreement as of May 3, 2004 by
                     and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File
                     No. 333-123040), filed via EDGAR on April 27, 2006.

                 (d) Amendment No. 3 to Participation Agreement as of May 1,
                     2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC, is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                 (e) Amendment No. 4 to Participation Agreement as of May 1,
                     2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No.333-146301), filed via EDGAR on December 21, 2007.

                 (f) Amendment No. 5 dated March 1, 2008 to the Participation
                     Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File
                     No. 333-147565), filed via EDGAR on April 4, 2008.

             (3) Fund Participation Agreement dated July 15, 1999, among PHL
                 Variable Insurance Company, Insurance Series, and Federated Securities Corp., is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File
                 No. 333-65823), filed via EDGAR on April 30, 2002.

             (4) (a) Fund Participation Agreement dated July 19, 1999 among BT
                     Insurance Funds Trust, Bankers Trust Company, and PHL Variable Insurance Company ("PHLVIC"), is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                 (b) Amendment No. 1 to the Fund Participation Agreement dated
                     April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC, is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File
                     No. 333-65823), filed via EDGAR on April 30, 2002.

                 (c) Amendment No. 2 to the Fund Participation Agreement dated
                     October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC, is incorporated by reference to Post-Effective Amendment
                     No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                 (d) Amendment No. 3 dated February 1, 2008 to the Fund
                     Participation Agreement dated July 19, 1999 among PHL Variable Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.), is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File
                     No. 333-123040), filed via EDGAR on April 30, 2008.

             (5) Participation Agreement dated May 1, 2006 among PHL Variable
                 Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-119916), filed via EDGAR on August 11, 2006.

             (6) Participation Agreement dated June 1, 2000 among PHL Variable
                 Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated, is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File
                 No. 333-65823), filed via EDGAR on April 30, 2002.

             (7) Amended and Restated Participation Agreement dated April 1,
                 2008 by and among PHL Variable Insurance Company, Fidelity Distributors Corporation and each of the Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV and Variable Insurance Products Fund V, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File
                 No. 333-147565), filed via EDGAR on April 4, 2008.

             (8) (a) Participation Agreement dated March 29, 2001 among PHL
                     Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                 (b) Amendment No. 1 to Participation Agreement dated
                     February 1, 2008 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., PHL Variable Insuance Company and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

             (9) (a) Participation Agreement dated May 30, 2003 among PHL
                     Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File
                     No. 333-81458), filed via EDGAR on April 30, 2004.

                 (b) Amendment to Fund Participation Agreement dated
                     February 1, 2008 among Rydex Variable Trust, Rydex Distributors, Inc. and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

                 (c) Consent to Assignment of Participation Agreement dated
                     February 1, 2008 among Rydex Variable Trust, Rydex Distributors, Inc. and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

            (10) (a) Participation Agreement dated April 25, 2005 among PHL
                     Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

                 (b) Amendment No. 1 to Participation Agreement dated
                     February 1, 2008 by and among Lazard Asset Management Securities LLC, Lazard Retirement Series, Inc. and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File
                     No. 333-147565), filed via EDGAR on April 4, 2008.


            (11) Fund Participation Agreement dated April 14, 2005 among PHL
                 Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File
                 No. 333-123040), filed via EDGAR on April 27, 2006.

            (12) Participation Agreement dated May 1, 2006 among PHL Variable
                 Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-119916), filed via EDGAR on August 11, 2006.


            (13) (a) Participation Agreement dated May 1, 2006 among PHL
                     Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC, is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                     No. 333-119916), filed via EDGAR on August 11, 2006.

                 (b) Amendment No. 1 to Participation Agreement dated
                     February 1, 2008 by and among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors, LLC is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File
                     No. 333-147565), filed via EDGAR on April 4, 2008.

            (14) Participation Agreement dated May 1, 2006 among PHL Variable
                 Insurance Company, Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-119916), filed via EDGAR on August 14, 2006.

            (15) (a) Amended and Restated Participation Agreement dated
                     January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective No. 27 on Form N-4 (File No. 033-87376), filed via EDGAR on February 20, 2007.

                 (b) Amendment No. 1 to Amended and Restated Participation
                     Agreement dated March 1, 2008 by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

            (16) Participation Agreement dated September 7, 2007 among PHL
                 Variable Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company, is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on or about September 6, 2007.


            (17) Participation Agreement dated April 1, 2008, among PHL
                 Variable Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File
                 No. 333-123040), filed via EDGAR on April 30, 2008.


            (18) (a) Participation Agreement dated February 1, 2008, among PHL
                     Variable Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File
                     No. 333-123040), filed via EDGAR on April 30, 2008.

                 (b) Consent to Assignment of Participation Agreement effective
                     February 1, 2008 among Summit Mutual Funds, Inc., Ameritas Investment Corp., PHL variable Insurance Company, and Phoenix Equity Planning Corporation is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-143656), filed via EDGAR on April 22, 2009.


             (b) Other Material Contracts:

             (1) Amended and Restated Administration and Accounting Services
                 Agreement dated March 1, 2003 by and between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File
                 No. 333-123040), filed via EDGAR on September 7, 2007.

             (2) Amendment dated January 1, 2005 to Amended and Restated
                 Administration and Accounting Services Agreement between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.


             (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, The Alger American Fund, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and, The Universal Institutional Funds, are incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 (File
                 No. 033-87376), filed via EDGAR on May 1, 2007.

             (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust, is incorporated by reference to Post-Effective Amendment No. 6 on Form N-4 (File No. 333-123035), filed via EDGAR on
                 September 28, 2007.

             (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File
                 No. 333-123040), filed via EDGAR on April 30, 2008.

             (9) Written Opinion and Consent of Michele Drummey, Esq., is filed herewith.

            (10) (a) Consent of Independent Registered Public Accounting Firm,
                     is filed herewith.

                 (b) Powers of Attorney are incorporated by reference to
                     Post-Effective Amendment No. 7 to Registration Statement on Form S-1 (File No. 333-87218), filed via EDGAR on April 20, 2009.


            (11) Not Applicable.

            (12) Not Applicable.

Item 25. Directors and Executive Officers of the Depositor.


Name                   Position
----                   --------------------------------------------------------------------------
Philip K. Polkinghorn  Director and President
James D. Wehr          Director, Executive Vice President and Chief Investment Officer
John H. Beers          Vice President, Secretary and Chief Compliance Officer
Peter A. Hofmann       Senior Executive Vice President and Chief Financial Officer and Treasurer
David R. Pellerin      Senior Vice President and Chief Accounting Officer
Tracy L. Rich          Executive Vice President and Assistant Secretary
Christopher M. Wilkos  Director, Senior Vice President and Corporate Portfolio Manager

--------

The business address of these individuals is One American Row, Hartford, CT 06102-5056.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.


   The Phoenix Companies, Inc. (100%) Delaware

      Phoenix Distribution Holding Company (100%) Connecticut
      Phoenix Investment Management Company (100%) Connecticut
      Goodwin Capital Advisers, Inc. (100%) New York
      Phoenix Life Insurance Company (100%) New York

          Phoenix Foundation (0%) Connecticut
          Next Generation Ventures LLC (50%) Connecticut
          Phoenix Life Separate Account B (100%) New York
          Phoenix Life Separate Account C (100%) New York
          Phoenix Life Separate Account D (100%) New York
          Phoenix Life Variable Accumulation Account (100%) New York Phoenix Life Variable Universal Life Account (100%) New York PM Holdings, Inc. (100%) Connecticut

             American Phoenix Life and Reassurance Company (100%) Connecticut Phoenix Life and Reassurance Company of New York (100%) New York PFG Holdings, Inc. (100%) Pennsylvania

                 AGL Life Assurance Company (100%) Pennsylvania
                 Phoenix Equity Planning Corporation (100%) Delaware Philadelphia Financial Group, Inc. (100%) Delaware

             PHL Variable Insurance Company (100%) Connecticut

                 PHL Variable Accumulation Account (100%) Connecticut
                 PHL Variable Accumulation Account II (100%) Connecticut PHL Variable Accumulation Account III (100%) Connecticut PHLVIC Variable Universal Life Account (100%) Connecticut PHL Variable Separate Account MVA1

             Phoenix Founders, Inc. (100%) Connecticut
             Phoenix International Capital Corporation (100%) Connecticut

                 Practicare, Inc. (100%) Delaware

             Phoenix Life and Annuity Company (100%) Connecticut

                 Phoenix Life and Annuity Variable Universal Life Account
              (100%) Connecticut
             Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
             PML International Insurance Limited (100%) Bermuda

          The Phoenix Edge Series Fund (0%) Massachusetts business trust

      Phoenix National Trust Holding Company (100%) Connecticut
      Phoenix Life Solutions, Inc (100%) Delaware

   The only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Accumulation Account III, PHL Variable Separate Account MVA1, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27. Number of Contract Owners.


   As of March 31, 2009 there were 6,832 qualified and 3,098 nonqualified contract owners.


Item 28. Indemnification.

   Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

   Article VI, Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

   Phoenix Equity Planning Corporation ("PEPCO")

   (a) PEPCO serves as the principal underwriter for the following entities:


       The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


   (b) Directors and Executive Officers of PEPCO.


Name                     Position
----                     ----------------------------------------------------------------------------------
Joseph A. Fillip, Jr. *  Vice President, General Counsel and Assistant Secretary
John K. Hillman*         Director, Vice President
Kent C. Keim*            Vice President and Treasurer
Todd R. Miller*          Vice President, Controller and Chief Financial Officer
Susan M. Oberlies*       Director, President, Corporate Counsel, Co-Chief Compliance Officer and Secretary
Philip K. Polkinghorn**  Director
Katherine E. Storch**    Co-Chief Compliance Officer

--------

* The business address of this individual is 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462.

** The business address of this individual is One American Row, Hartford, CT
   06102-5056.


   (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

Item 30. Location of Accounts and Records.


   The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06102-5056.

Item 31. Management Services.


   Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the Contract owner, for use in conjunction with the Contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:



Year                                               Fee Paid
----                                               --------
2008.............................................. $ 70,000
2007.............................................. $ 95,000
2006.............................................. $101,000


Item 32. Undertakings.

   (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

   (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

   (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and


   (d) Representation Required by Section 26(f)(2)(A) of the Investment Company Act of 1940:


       PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, PHL Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 14 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 14 to this Registration Statement No. 333-48140 to be signed on its behalf by the undersigned thereunto duly authorized, all in the in the City of Hartford and State of Connecticut on this 27th day of April 2009.



                                             PHL Variable Accumulation Account
                                             (Registrant)

                                             By:
                                                  ------------------------------
                                                  Philip K. Polkinghorn*
                                                  Director and President
                                                  PHL Variable Accumulation
                                                  Account

                                             PHL Variable Insurance Company

                                             By:
                                                  ------------------------------
                                                  Philip K. Polkinghorn*
                                                  Director and President

                                             By:  /s/ Kathleen A. McGah
                                                  ------------------------------
                                                  *Kathleen A. McGah

                                             * As Attorney-in-Fact pursuant to
                                               power of attorney



As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 14 to Registration Statement No. 333-48140 on April 27, 2009.



 Signature                              Title
 ---------                              -------------------------------------

 -------------------------------------  Chief Financial Officer
 Peter A. Hofmann*

 -------------------------------------  Chief Accounting Officer
 David R. Pellerin*

 -------------------------------------  Director, President
 Philip K. Polkinghorn*

 -------------------------------------  Director, Executive Vice President
 James D. Wehr*                         and Chief Investment Officer

 -------------------------------------  Director
 Christopher M. Wilkos*



By:  /s/ Kathleen A. McGah
     --------------------------
     * Kathleen A. McGah

* As Attorney-in-Fact pursuant to Powers of Attorney

                                 Exhibit Index



Exhibit 24 (b) (4) (c) Form of Variable Annuity Contract (Form No. 1605)

Exhibit 24 (b)(9)      Opinion and Consent of Counsel

Exhibit 24 (b)(10)(a)  Consent of Independent Registered Public Accounting Firm